Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND	December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6%(1)
Argentina – 0.2%
Banco Macro S.A. ADR	15,847	$574
Globant S.A.*	12,588	1,335
Grupo Financiero Galicia S.A. ADR	36,010	584
Telecom Argentina S.A. ADR	36,912	419
YPF S.A. ADR	66,279	768
		3,680
Belgium – 0.0%
Titan Cement International S.A.*	17,618	374
Brazil – 4.9%
Ambev S.A.*	1,745,560	8,173
Atacadao S.A.*	156,100	908
B2W Cia Digital*	75,391	1,179
B3 S.A. - Brasil Bolsa Balcao	761,982	8,142
Banco Bradesco S.A.	445,055	3,749
Banco BTG Pactual S.A.*	87,700	1,661
Banco do Brasil S.A.*	316,444	4,165
Banco Santander Brasil S.A.	158,336	1,927
BB Seguridade Participacoes S.A.	256,201	2,404
BR Malls Participacoes S.A.	283,590	1,275
BRF S.A.*	218,320	1,911
CCR S.A.	441,700	2,089
Centrais Eletricas Brasileiras S.A.	99,200	934
Cia de Saneamento Basico do Estado de Sao Paulo*	131,071	1,984
Cia Siderurgica Nacional S.A.	246,390	859
Cielo S.A.	437,539	911
Cogna Educacao	546,152	1,554
Cosan S.A.	61,147	1,058
Embraer S.A.	253,662	1,238
Energisa S.A.	66,300	885
Engie Brasil Energia S.A.	72,747	920
Equatorial Energia S.A.	319,570	1,812
Hapvida Participacoes e Investimentos S.A.(2)	84,000	1,336
Hypera S.A.*	136,658	1,214
IRB Brasil Resseguros S/A	256,800	2,488
JBS S.A.	399,936	2,567
Klabin S.A.	252,541	1,157
Localiza Rent a Car S.A.	222,166	2,624
Lojas Renner S.A.	292,915	4,099
Magazine Luiza S.A.	268,700	3,194
Multiplan Empreendimentos Imobiliarios S.A.*	112,638	929
Natura & Co. Holding S.A.	143,128	1,376
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)continued
Brazil – 4.9%continued
Notre Dame Intermedica Participacoes S.A.	177,000	$3,006
Petrobras Distribuidora S.A.	268,500	2,010
Petroleo Brasileiro S.A.*	1,101,478	8,783
Porto Seguro S.A.	37,208	581
Raia Drogasil S.A.*	84,607	2,351
Rumo S.A.*	399,800	2,595
Sul America S.A.	109,985	1,641
Suzano S.A.	198,356	1,961
TIM Participacoes S.A.*	305,136	1,170
Ultrapar Participacoes S.A.	265,848	1,670
Vale S.A.*	1,178,969	15,605
WEG S.A.	307,624	2,652
		114,747
Chile – 0.7%
Aguas Andinas S.A., Class A	888,014	376
Banco de Chile	16,562,826	1,738
Banco de Credito e Inversiones S.A.	17,685	803
Banco Santander Chile	25,236,010	1,455
Cencosud S.A.	563,151	742
Cia Cervecerias Unidas S.A.	57,762	553
Colbun S.A.	2,708,795	433
Empresa Nacional de Telecomunicaciones S.A.*	64,459	459
Empresas CMPC S.A.	404,455	997
Empresas COPEC S.A.	141,226	1,273
Enel Americas S.A.	13,976,640	3,090
Enel Chile S.A.	10,786,281	1,030
Enel Chile S.A. ADR	3,072	15
Itau CorpBanca	67,995,917	392
Latam Airlines Group S.A.	109,583	1,100
S.A.C.I. Falabella	274,931	1,186
		15,642
China – 29.9%
360 Security Technology, Inc., Class A	33,200	112
3SBio, Inc.*	500,000	649
51job, Inc. ADR*	10,524	893
58.com, Inc. ADR*	34,547	2,236
AAC Technologies Holdings, Inc.	265,000	2,315
AECC Aviation Power Co. Ltd., Class A	51,000	159
Agile Group Holdings Ltd.	490,000	738
Agricultural Bank of China Ltd., Class A	1,693,900	898
Agricultural Bank of China Ltd., Class H	10,769,367	4,749

NORTHERN FUNDS QUARTERLY REPORT     1    EQUITY INDEX FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)continued
China – 29.9%continued
Aier Eye Hospital Group Co. Ltd., Class A	74,270	$422
Air China Ltd., Class A	95,200	133
Air China Ltd., Class H	712,705	726
Aisino Corp., Class A	45,400	151
Alibaba Group Holding Ltd. ADR (New York Exchange)*	627,759	133,148
A-Living Services Co. Ltd., Class H	144,750	501
Aluminum Corp. of China Ltd., Class A*	300,800	153
Aluminum Corp. of China Ltd., Class H*	1,525,435	523
Angang Steel Co. Ltd., Class A	110,110	53
Angel Yeast Co. Ltd., Class A	20,600	91
Anhui Conch Cement Co. Ltd., Class A	97,000	764
Anhui Conch Cement Co. Ltd., Class H (OTC Exchange)	453,575	3,314
Anhui Gujing Distillery Co. Ltd., Class A	10,400	203
Anhui Kouzi Distillery Co. Ltd., Class A	14,600	115
ANTA Sports Products Ltd.	397,432	3,559
Anxin Trust Co. Ltd., Class A*	177,589	113
Asymchem Laboratories Tianjin Co. Ltd., Class A	6,600	123
Autobio Diagnostics Co. Ltd., Class A	6,100	84
Autohome, Inc. ADR*	22,703	1,816
AVIC Aircraft Co. Ltd., Class A	67,500	159
Avic Capital Co. Ltd., Class A	217,100	151
AVIC Electromechanical Systems Co. Ltd., Class A	100,500	100
AVIC Jonhon Optronic Technology Co. Ltd., Class A	28,600	160
AVIC Shenyang Aircraft Co. Ltd., Class A*	14,200	64
AviChina Industry & Technology Co. Ltd., Class H	955,313	431
AVICOPTER PLC, Class A	17,400	119
BAIC Motor Corp. Ltd., Class H	591,500	336
Baidu, Inc. ADR*	102,473	12,953
Bank of Beijing Co. Ltd., Class A	509,100	415
Bank of Chengdu Co. Ltd., Class A	78,000	102
Bank of China Ltd., Class A	820,900	435
Bank of China Ltd., Class H	29,439,652	12,606
Bank of Communications Co. Ltd., Class A	887,200	717
Bank of Communications Co. Ltd., Class H	3,201,117	2,282
Bank of Guiyang Co. Ltd., Class A	67,200	92
Bank of Hangzhou Co. Ltd., Class A	121,020	159
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)continued
China – 29.9%continued
Bank of Jiangsu Co. Ltd., Class A	295,188	$307
Bank of Nanjing Co. Ltd., Class A	179,496	226
Bank of Ningbo Co. Ltd., Class A	125,800	508
Bank of Shanghai Co. Ltd., Class A	331,471	452
Baoshan Iron & Steel Co. Ltd., Class A	467,896	386
Baozun, Inc. ADR*	16,852	558
BBMG Corp., Class A	179,000	96
BBMG Corp., Class H	976,000	300
Beijing Capital International Airport Co. Ltd., Class H	662,000	642
Beijing Enlight Media Co. Ltd., Class A	65,100	110
Beijing New Building Materials PLC, Class A	31,900	117
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	34,500	130
Beijing Originwater Technology Co. Ltd., Class A	85,800	94
Beijing Shiji Information Technology Co. Ltd., Class A	16,000	90
Beijing Shunxin Agriculture Co. Ltd., Class A	19,400	147
Beijing Sinnet Technology Co. Ltd., Class A	44,600	129
Beijing Tiantan Biological Products Corp. Ltd., Class A	30,200	121
Beijing Tongrentang Co. Ltd., Class A	28,100	114
BEST, Inc. ADR*	72,500	403
Betta Pharmaceuticals Co. Ltd., Class A	9,200	87
BGI Genomics Co. Ltd.	12,000	118
BOE Technology Group Co. Ltd., Class A	833,400	543
Bohai Leasing Co. Ltd., Class A*	185,800	101
BYD Co. Ltd., Class A	35,500	243
BYD Co. Ltd., Class H	231,199	1,153
BYD Electronic International Co. Ltd.	251,000	482
By-health Co. Ltd., Class A	40,200	94
Caitong Securities Co. Ltd., Class A	100,600	164
Centre Testing International Group Co. Ltd., Class A	50,000	107
CGN Power Co. Ltd., Class H(2)	3,804,000	1,016
Changchun High & New Technology Industry Group, Inc., Class A	4,300	276
Changjiang Securities Co. Ltd., Class A	114,600	117
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	7,700	105

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)continued
China – 29.9%continued
Chaozhou Three-Circle Group Co. Ltd., Class A	30,900	$99
Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	17,700	94
China Aoyuan Group Ltd.	461,000	753
China Cinda Asset Management Co. Ltd., Class H	3,431,000	780
China CITIC Bank Corp. Ltd., Class A	140,000	124
China CITIC Bank Corp. Ltd., Class H	3,255,286	1,955
China Coal Energy Co. Ltd., Class H	836,000	332
China Communications Construction Co. Ltd., Class A	73,400	97
China Communications Construction Co. Ltd., Class H	1,622,287	1,322
China Communications Services Corp. Ltd., Class H	911,035	666
China Conch Venture Holdings Ltd.	595,000	2,596
China Construction Bank Corp., Class A	199,300	207
China Construction Bank Corp., Class H	35,653,693	30,867
China East Education Holdings Ltd.*	159,500	334
China Eastern Airlines Corp. Ltd., Class A*	221,700	185
China Eastern Airlines Corp. Ltd., Class H*	636,000	353
China Everbright Bank Co. Ltd., Class A	892,400	565
China Everbright Bank Co. Ltd., Class H	1,192,000	554
China Evergrande Group*	684,411	1,904
China Film Co. Ltd., Class A	7,800	17
China Fortune Land Development Co. Ltd., Class A	54,500	225
China Galaxy Securities Co. Ltd., Class H	1,361,000	804
China Gezhouba Group Co. Ltd., Class A	84,900	81
China Grand Automotive Services Group Co. Ltd., Class A	164,600	77
China Greatwall Technology Group Co. Ltd., Class A	75,000	168
China Hongqiao Group Ltd.	646,500	391
China Huarong Asset Management Co. Ltd., Class H	3,910,000	617
China Huishan Dairy Holdings Co. Ltd.(3) *	1,922,380	—
China International Capital Corp. Ltd., Class H	528,800	1,023
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)continued
China – 29.9%continued
China International Marine Containers Group Co. Ltd., Class A	14,800	$21
China International Travel Service Corp. Ltd., Class A	47,400	606
China Jushi Co. Ltd., Class A	70,600	111
China Lesso Group Holdings Ltd.	402,000	516
China Life Insurance Co. Ltd., Class A	56,700	284
China Life Insurance Co. Ltd., Class H	2,751,544	7,665
China Literature Ltd.*	97,400	407
China Longyuan Power Group Corp. Ltd., Class H	1,232,473	780
China Medical System Holdings Ltd.	535,000	771
China Merchants Bank Co. Ltd., Class A	453,279	2,447
China Merchants Bank Co. Ltd., Class H	1,442,933	7,437
China Merchants Energy Shipping Co. Ltd., Class A	146,300	174
China Merchants Securities Co. Ltd., Class A	110,100	290
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	175,900	502
China Minsheng Banking Corp. Ltd., Class A	801,540	726
China Minsheng Banking Corp. Ltd., Class H	2,578,154	1,953
China Molybdenum Co. Ltd., Class A	339,100	212
China Molybdenum Co. Ltd., Class H	1,308,000	562
China National Building Material Co. Ltd., Class H	1,402,000	1,566
China National Chemical Engineering Co. Ltd., Class A	134,700	125
China National Nuclear Power Co. Ltd., Class A	269,798	194
China National Software & Service Co. Ltd., Class A	13,800	142
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	89,500	139
China Oilfield Services Ltd., Class H	638,757	1,003
China Pacific Insurance Group Co. Ltd., Class A	143,300	779
China Pacific Insurance Group Co. Ltd., Class H	970,737	3,833
China Petroleum & Chemical Corp., Class A	627,300	460
China Petroleum & Chemical Corp., Class H	9,422,628	5,680

NORTHERN FUNDS QUARTERLY REPORT     3    EQUITY INDEX FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)continued
China – 29.9%continued
China Railway Construction Corp. Ltd., Class A	285,300	$415
China Railway Construction Corp. Ltd., Class H	778,000	853
China Railway Group Ltd., Class A	420,500	359
China Railway Group Ltd., Class H	1,494,827	923
China Railway Hi-tech Industry Co. Ltd., Class A	63,000	104
China Railway Signal & Communication Corp. Ltd., Class H	643,000	359
China Reinsurance Group Corp., Class H	2,459,000	404
China Resources Pharmaceutical Group Ltd.	611,500	568
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	21,100	96
China Shenhua Energy Co. Ltd., Class A	87,800	230
China Shenhua Energy Co. Ltd., Class H	1,245,136	2,606
China Shipbuilding Industry Co. Ltd., Class A	550,100	414
China South Publishing & Media Group Co. Ltd., Class A	35,800	61
China Southern Airlines Co. Ltd., Class A	176,800	182
China Southern Airlines Co. Ltd., Class H	632,530	427
China Spacesat Co. Ltd., Class A	8,600	26
China State Construction Engineering Corp. Ltd., Class A	947,680	765
China Telecom Corp. Ltd., Class H	5,064,339	2,078
China Tower Corp. Ltd., Class H	15,442,000	3,416
China TransInfo Technology Co. Ltd., Class A	44,200	115
China United Network Communications Ltd., Class A	696,800	589
China Vanke Co. Ltd., Class A	220,900	1,021
China Vanke Co. Ltd., Class H	547,772	2,338
China Yangtze Power Co. Ltd., Class A	504,600	1,332
China Zhongwang Holdings Ltd.	679,200	271
Chongqing Brewery Co. Ltd., Class A	12,600	94
Chongqing Changan Automobile Co. Ltd., Class A	90,200	130
Chongqing Fuling Zhacai Group Co. Ltd., Class A	24,900	96
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)continued
China – 29.9%continued
Chongqing Rural Commercial Bank Co. Ltd., Class H	925,434	$472
Chongqing Zhifei Biological Products Co. Ltd., Class A	29,000	207
CIFI Holdings Group Co. Ltd.	1,051,519	890
CITIC Securities Co. Ltd., Class A	236,900	861
CITIC Securities Co. Ltd., Class H	759,000	1,738
CNOOC Ltd.	6,612,433	11,021
Contemporary Amperex Technology Co. Ltd., Class A	49,100	751
COSCO SHIPPING Development Co. Ltd., Class A	184,700	69
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	514,000	243
COSCO SHIPPING Holdings Co. Ltd., Class A*	171,600	130
COSCO SHIPPING Holdings Co. Ltd., Class H*	1,102,500	448
Country Garden Holdings Co. Ltd.	2,794,612	4,491
Country Garden Services Holdings Co. Ltd.	444,000	1,498
CRRC Corp. Ltd., Class A	576,891	591
CRRC Corp. Ltd., Class H	1,572,991	1,147
CSC Financial Co. Ltd., Class A	70,900	310
CSPC Pharmaceutical Group Ltd.	1,722,000	4,110
Dali Foods Group Co. Ltd.	780,500	577
Daqin Railway Co. Ltd., Class A	359,700	424
Datang International Power Generation Co. Ltd., Class H	1,366,000	261
Dawning Information Industry Co. Ltd., Class A	25,000	124
DHC Software Co. Ltd., Class A	90,400	134
Dong-E-E-Jiao Co. Ltd., Class A	18,200	92
Dongfang Electric Corp. Ltd., Class A	60,600	80
Dongfeng Motor Group Co. Ltd., Class H	973,169	917
Dongxing Securities Co. Ltd., Class A	67,500	128
East Money Information Co. Ltd., Class A	136,400	309
ENN Energy Holdings Ltd.	289,379	3,164
Eve Energy Co. Ltd., Class A*	23,300	168
Everbright Securities Co. Ltd., Class A	74,398	140
Fangda Carbon New Material Co. Ltd., Class A*	70,773	124
Fiberhome Telecommunication Technologies Co. Ltd., Class A	33,500	132

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)continued
China – 29.9%continued
Financial Street Holdings Co. Ltd., Class A	40,800	$48
First Capital Securities Co. Ltd., Class A	91,600	109
Focus Media Information Technology Co. Ltd., Class A	302,100	272
Foshan Haitian Flavouring & Food Co. Ltd., Class A	53,787	830
Fosun International Ltd.	938,865	1,372
Founder Securities Co. Ltd., Class A	181,500	226
Foxconn Industrial Internet Co. Ltd., Class A	85,200	224
Fujian Sunner Development Co. Ltd., Class A	25,600	89
Fuyao Glass Industry Group Co. Ltd., Class A	48,892	168
Fuyao Glass Industry Group Co. Ltd., Class H	194,000	595
Ganfeng Lithium Co. Ltd., Class A	33,500	168
G-bits Network Technology Xiamen Co. Ltd., Class A	2,300	99
GCL System Integration Technology Co. Ltd., Class A*	142,800	121
GD Power Development Co. Ltd., Class A	458,600	154
GDS Holdings Ltd. ADR*	23,650	1,220
Gemdale Corp., Class A	101,500	211
Genscript Biotech Corp.*	364,000	828
GF Securities Co. Ltd., Class A	151,293	330
GF Securities Co. Ltd., Class H	527,000	642
Giant Network Group Co. Ltd., Class A	39,100	101
Gigadevice Semiconductor Beijing, Inc., Class A	8,400	247
Glodon Co. Ltd., Class A	31,000	151
GoerTek, Inc., Class A	56,900	163
GOME Retail Holdings Ltd.*	4,058,970	375
Grandjoy Holdings Group Co. Ltd., Class A	91,900	95
Great Wall Motor Co. Ltd., Class H	1,177,296	873
Gree Electric Appliances, Inc. of Zhuhai, Class A	71,200	669
Greenland Holdings Corp. Ltd., Class A	181,700	181
Greentown Service Group Co. Ltd.	412,000	450
GRG Banking Equipment Co. Ltd., Class A	77,400	107
Guangdong Haid Group Co. Ltd., Class A	32,000	165
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)continued
China – 29.9%continued
Guangdong HEC Technology Holding Co. Ltd., Class A	88,700	$130
Guanghui Energy Co. Ltd., Class A	191,100	91
Guangshen Railway Co. Ltd., Class A	128,200	56
Guangzhou Automobile Group Co. Ltd., Class A	42,200	71
Guangzhou Automobile Group Co. Ltd., Class H	1,065,664	1,329
Guangzhou Baiyun International Airport Co. Ltd., Class A	45,000	113
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	30,600	157
Guangzhou Haige Communications Group, Inc. Co., Class A	64,000	100
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	12,100	89
Guangzhou R&F Properties Co. Ltd., Class H	396,414	732
Guosen Securities Co. Ltd., Class A	90,100	163
Guotai Junan Securities Co. Ltd., Class A	184,900	491
Guotai Junan Securities Co. Ltd., Class H	296,000	525
Guoyuan Securities Co. Ltd., Class A	61,200	81
Haidilao International Holding Ltd.	145,000	583
Haier Smart Home Co. Ltd., Class A	118,497	332
Haitian International Holdings Ltd.	240,000	582
Haitong Securities Co. Ltd., Class A	200,300	445
Haitong Securities Co. Ltd., Class H	1,044,433	1,235
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	200,500	944
Hangzhou Robam Appliances Co. Ltd., Class A	25,600	124
Hangzhou Silan Microelectronics Co. Ltd., Class A	42,100	94
Hangzhou Tigermed Consulting Co. Ltd., Class A	11,300	102
Hansoh Pharmaceutical Group Co. Ltd.*	174,000	579
Hefei Meiya Optoelectronic Technology, Inc., Class A	19,900	112
Henan Shuanghui Investment & Development Co. Ltd., Class A	57,500	240
Hengan International Group Co. Ltd.	273,898	1,956
Hengli Petrochemical Co. Ltd., Class A	144,360	333

NORTHERN FUNDS QUARTERLY REPORT     5    EQUITY INDEX FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)continued
China – 29.9%continued
Hengtong Optic-electric Co. Ltd., Class A	49,160	$115
Hengyi Petrochemical Co. Ltd., Class A	73,400	147
Hesteel Co. Ltd., Class A	142,400	53
Hithink RoyalFlush Information Network Co. Ltd., Class A	12,400	194
HLA Corp. Ltd., Class A	74,800	82
Hongfa Technology Co. Ltd., Class A	22,100	109
Hua Hong Semiconductor Ltd.	151,000	345
Huaan Securities Co. Ltd., Class A	97,800	103
Huadian Power International Corp. Ltd., Class A	121,800	64
Huadian Power International Corp. Ltd., Class H	686,000	261
Huadong Medicine Co. Ltd., Class A	39,620	139
Hualan Biological Engineering, Inc., Class A	37,100	187
Huaneng Power International, Inc., Class A	65,700	53
Huaneng Power International, Inc., Class H	1,458,501	737
Huaneng Renewables Corp. Ltd., Class H	1,844,357	717
Huatai Securities Co. Ltd., Class A	177,400	518
Huatai Securities Co. Ltd., Class H	585,000	1,036
Huaxi Securities Co. Ltd., Class A	63,800	101
Huaxia Bank Co. Ltd., Class A	249,690	275
Huaxin Cement Co. Ltd., Class A	32,700	124
Huayu Automotive Systems Co. Ltd., Class A	62,600	234
Huazhu Group Ltd. ADR	50,889	2,039
Hubei Biocause Pharmaceutical Co. Ltd., Class A	120,900	122
Hubei Energy Group Co. Ltd., Class A	117,200	70
Hundsun Technologies, Inc., Class A	17,850	199
HUYA, Inc. ADR*	22,600	406
Iflytek Co. Ltd., Class A	43,500	215
Industrial & Commercial Bank of China Ltd., Class A	1,231,000	1,039
Industrial & Commercial Bank of China Ltd., Class H	24,134,023	18,629
Industrial Bank Co. Ltd., Class A	476,800	1,356
Industrial Securities Co. Ltd., Class A	128,600	131
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	873,200	165
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)continued
China – 29.9%continued
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A*	210,200	$94
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	136,800	608
Inner Mongolia Yitai Coal Co. Ltd., Class B	462,100	375
Innovent Biologics, Inc.*	286,500	977
Inspur Electronic Information Industry Co. Ltd., Class A	33,400	144
iQIYI, Inc. ADR*	45,214	954
Jafron Biomedical Co. Ltd., Class A	9,000	93
JD.com, Inc. ADR*	273,105	9,621
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	74,200	97
Jiangsu Expressway Co. Ltd., Class H	474,000	650
Jiangsu Hengli Hydraulic Co. Ltd., Class A	24,200	173
Jiangsu Hengrui Medicine Co. Ltd., Class A	95,774	1,204
Jiangsu King's Luck Brewery JSC Ltd., Class A	34,400	162
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	35,400	562
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	31,000	91
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	79,600	121
Jiangsu Zhongtian Technology Co. Ltd., Class A	77,500	92
Jiangxi Copper Co. Ltd., Class A	51,499	125
Jiangxi Copper Co. Ltd., Class H	452,000	623
Jiangxi Zhengbang Technology Co. Ltd., Class A	56,200	131
Jinke Properties Group Co. Ltd., Class A	89,000	98
Jinyu Bio-Technology Co. Ltd., Class A	33,700	91
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	62,000	92
Jointown Pharmaceutical Group Co. Ltd., Class A	49,300	100
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	15,400	87
JOYY, Inc. ADR*	20,959	1,106
Juewei Food Co. Ltd., Class A	14,200	95
Juneyao Airlines Co. Ltd., Class A*	43,500	94
Kaisa Group Holdings Ltd.*	1,053,000	504

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)continued
China – 29.9%continued
Kingdee International Software Group Co. Ltd.	921,000	$922
Kingsoft Corp. Ltd.*	318,903	827
Kweichow Moutai Co. Ltd., Class A	27,795	4,726
KWG Group Holdings Ltd.*	445,500	626
Laobaixing Pharmacy Chain JSC, Class A	9,200	85
Legend Holdings Corp., Class H	172,300	391
Lenovo Group Ltd.	2,774,000	1,866
Lens Technology Co. Ltd., Class A	70,900	141
Lepu Medical Technology Beijing Co. Ltd., Class A	36,900	175
Li Ning Co. Ltd.	717,500	2,151
Liaoning Cheng Da Co. Ltd., Class A*	45,900	100
Lingyi iTech Guangdong Co., Class A*	144,800	226
Livzon Pharmaceutical Group, Inc., Class A	19,500	94
Logan Property Holdings Co. Ltd.	518,000	871
Lomon Billions Group Co. Ltd., Class A	50,800	112
Longfor Group Holdings Ltd.(2)	656,231	3,082
LONGi Green Energy Technology Co. Ltd., Class A	91,787	327
Luxshare Precision Industry Co. Ltd., Class A	129,460	678
Luye Pharma Group Ltd.	479,500	360
Luzhou Laojiao Co. Ltd., Class A	36,100	449
Maanshan Iron & Steel Co. Ltd., Class A	126,200	56
Maanshan Iron & Steel Co. Ltd., Class H	272,000	110
Mango Excellent Media Co. Ltd., Class A*	25,670	129
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	86,476	185
Meituan Dianping, Class B*	373,200	4,887
Metallurgical Corp. of China Ltd., Class A	406,700	164
Metallurgical Corp. of China Ltd., Class H	1,209,000	272
Midea Group Co. Ltd., Class A	82,400	687
Momo, Inc. ADR	56,262	1,885
Muyuan Foodstuff Co. Ltd., Class A	41,080	524
NanJi E-Commerce Co. Ltd., Class A*	61,200	96
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	17,800	106
Nanjing Securities Co. Ltd., Class A	81,400	151
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)continued
China – 29.9%continued
NARI Technology Co. Ltd., Class A	91,685	$279
NAURA Technology Group Co. Ltd., Class A	11,800	149
NavInfo Co. Ltd., Class A	43,900	102
NetEase, Inc. ADR	26,285	8,060
New China Life Insurance Co. Ltd., Class A	39,600	280
New China Life Insurance Co. Ltd., Class H	302,252	1,303
New Hope Liuhe Co. Ltd., Class A	83,200	238
New Oriental Education & Technology Group, Inc. ADR*	52,597	6,377
Ninestar Corp., Class A	25,900	122
Ningbo Zhoushan Port Co. Ltd., Class A	159,600	87
NIO, Inc. ADR*	251,121	1,010
Noah Holdings Ltd. ADR*	14,220	503
Offshore Oil Engineering Co. Ltd., Class A	122,600	130
OFILM Group Co. Ltd., Class A*	74,600	167
Oppein Home Group, Inc., Class A	4,800	81
Orient Securities Co. Ltd., Class A	128,687	199
Oriental Pearl Group Co. Ltd., Class A	79,480	107
Ovctek China, Inc., Class A	11,000	75
Pacific Securities (The) Co. Ltd., Class A*	196,100	107
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A*	259,900	109
People's Insurance Co. Group of China (The) Ltd., Class H	3,028,535	1,261
Perfect World Co. Ltd., Class A	25,500	162
PetroChina Co. Ltd., Class A	307,200	257
PetroChina Co. Ltd., Class H	7,769,438	3,900
PICC Property & Casualty Co. Ltd., Class H	2,535,359	3,057
Pinduoduo, Inc. ADR*	70,790	2,677
Ping An Bank Co. Ltd., Class A	391,000	924
Ping An Healthcare and Technology Co. Ltd.(2) *	121,500	887
Ping An Insurance Group Co. of China Ltd., Class A	238,435	2,927
Ping An Insurance Group Co. of China Ltd., Class H	2,070,406	24,527
Poly Developments and Holdings Group Co. Ltd., Class A	266,300	619
Postal Savings Bank of China Co. Ltd., Class H(2)	2,898,000	1,972

NORTHERN FUNDS QUARTERLY REPORT     7    EQUITY INDEX FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)continued
China – 29.9%continued
Power Construction Corp. of China Ltd., Class A	278,300	$173
Qudian, Inc. ADR*	54,900	259
RiseSun Real Estate Development Co. Ltd., Class A	110,600	156
Rongsheng Petro Chemical Co. Ltd., Class A	70,800	126
SAIC Motor Corp. Ltd., Class A	185,293	635
Sanan Optoelectronics Co. Ltd., Class A	69,400	183
Sangfor Technologies, Inc., Class A	9,100	149
Sansteel Minguang Co. Ltd. Fujian, Class A	78,500	106
Sany Heavy Industry Co. Ltd., Class A	206,600	506
SDIC Capital Co. Ltd., Class A	95,700	208
SDIC Power Holdings Co. Ltd., Class A	137,800	182
Sealand Securities Co. Ltd., Class A	137,800	106
Seazen Group Ltd.*	662,000	808
Seazen Holdings Co. Ltd., Class A	50,594	282
Semiconductor Manufacturing International Corp.*	1,123,000	1,722
SF Holding Co. Ltd., Class A	41,900	224
Shaanxi Coal Industry Co. Ltd., Class A	150,200	194
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	36,856	109
Shandong Gold Mining Co. Ltd., Class A	52,655	246
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	39,500	113
Shandong Linglong Tyre Co. Ltd., Class A	31,800	105
Shandong Nanshan Aluminum Co. Ltd., Class A	355,400	114
Shandong Sinocera Functional Material Co. Ltd., Class A	28,300	93
Shandong Sun Paper Industry JSC Ltd., Class A	74,300	105
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	768,116	922
Shanghai Baosight Software Co. Ltd., Class A	24,400	115
Shanghai Construction Group Co. Ltd., Class A	174,100	89
Shanghai Electric Group Co. Ltd., Class A	161,200	115
Shanghai Electric Group Co. Ltd., Class H	1,182,000	389
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)continued
China – 29.9%continued
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	45,800	$175
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	203,500	614
Shanghai International Airport Co. Ltd., Class A	19,700	223
Shanghai International Port Group Co. Ltd., Class A	195,000	162
Shanghai Jahwa United Co. Ltd., Class A	20,700	92
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	425,501	412
Shanghai M&G Stationery, Inc., Class A	23,700	166
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	42,300	112
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	321,047	625
Shanghai Pudong Development Bank Co. Ltd., Class A	671,992	1,192
Shanghai Tunnel Engineering Co. Ltd., Class A	39,500	34
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	84,800	95
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	37,200	82
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	27,200	28
Shanxi Meijin Energy Co. Ltd., Class A*	116,300	158
Shanxi Securities Co. Ltd., Class A	86,500	103
Shanxi Taigang Stainless Steel Co. Ltd., Class A	164,300	96
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	19,400	250
Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	43,400	38
Shenergy Co. Ltd., Class A	111,400	93
Shengyi Technology Co. Ltd., Class A	57,200	172
Shennan Circuits Co. Ltd., Class A	8,900	182
Shenwan Hongyuan Group Co. Ltd., Class A	559,800	412
Shenzhen Airport Co. Ltd., Class A	65,300	92
Shenzhen Energy Group Co. Ltd., Class A	84,713	76
Shenzhen Expressway Co. Ltd., Class H	260,000	373
Shenzhen Goodix Technology Co. Ltd., Class A	9,600	284

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)continued
China – 29.9%continued
Shenzhen Inovance Technology Co. Ltd., Class A	45,200	$199
Shenzhen Kangtai Biological Products Co. Ltd., Class A	17,100	215
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	8,700	227
Shenzhen Overseas Chinese Town Co. Ltd., Class A	180,600	202
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	3,500	10
Shenzhen Sunway Communication Co. Ltd., Class A*	26,600	174
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	26,300	16
Shenzhou International Group Holdings Ltd.	276,800	4,049
Shui On Land Ltd.	1,166,000	256
Siasun Robot & Automation Co. Ltd., Class A*	47,700	96
Sichuan Chuantou Energy Co. Ltd., Class A	83,800	118
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	29,000	98
Sichuan Languang Development Co. Ltd., Class A	98,700	104
Sichuan Swellfun Co. Ltd., Class A	13,400	100
SINA Corp.*	24,892	994
Sinolink Securities Co. Ltd., Class A	66,100	88
Sino-Ocean Group Holding Ltd.	1,169,048	470
Sinopec Engineering Group Co. Ltd., Class H	525,000	314
Sinopec Shanghai Petrochemical Co. Ltd., Class A	144,100	80
Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,078,005	325
Sinopharm Group Co. Ltd., Class H	441,914	1,616
Sinotrans Ltd., Class H	845,000	288
Sinotruk Hong Kong Ltd.	255,500	545
SOHO China Ltd.	866,278	327
Songcheng Performance Development Co. Ltd., Class A	24,000	107
SooChow Securities Co. Ltd., Class A	67,700	97
Southwest Securities Co. Ltd., Class A	131,700	98
Spring Airlines Co. Ltd., Class A	24,600	155
Sunac China Holdings Ltd.	902,000	5,405
Suning.com Co. Ltd., Class A	177,100	257
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)continued
China – 29.9%continued
Sunny Optical Technology Group Co. Ltd.	263,025	$4,564
Sunwoda Electronic Co. Ltd., Class A	43,200	121
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	30,300	101
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	74,800	95
TAL Education Group ADR*	142,379	6,863
Tasly Pharmaceutical Group Co. Ltd., Class A	42,760	95
TBEA Co. Ltd., Class A	94,200	90
TCL Corp., Class A	202,500	130
Tencent Holdings Ltd.	2,127,189	102,612
Tencent Music Entertainment Group ADR*	35,587	418
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	79,500	135
Tianma Microelectronics Co. Ltd., Class A	51,500	121
Tianqi Lithium Corp., Class A	43,290	187
Tingyi Cayman Islands Holding Corp.	710,435	1,214
Toly Bread Co. Ltd., Class A	13,500	82
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	44,400	81
Tongkun Group Co. Ltd., Class A	50,100	108
Tongling Nonferrous Metals Group Co. Ltd., Class A	218,400	73
Tongwei Co. Ltd., Class A	81,800	154
Topchoice Medical Corp., Class A*	6,100	90
Transfar Zhilian Co. Ltd., Class A	87,500	88
TravelSky Technology Ltd., Class H	352,000	860
Trip.com Group Ltd. ADR*	173,821	5,830
Tsingtao Brewery Co. Ltd., Class A	15,100	111
Tsingtao Brewery Co. Ltd., Class H	141,767	953
Tunghsu Optoelectronic Technology Co. Ltd., Class A	151,600	73
Unigroup Guoxin Microelectronics Co. Ltd., Class A	16,200	118
Uni-President China Holdings Ltd.	498,000	523
Unisplendour Corp. Ltd., Class A	44,420	202
Universal Scientific Industrial Shanghai Co. Ltd., Class A	42,000	116
Venustech Group, Inc., Class A	25,600	124
Vipshop Holdings Ltd. ADR*	164,537	2,331
Visionox Technology, Inc., Class A*	42,000	96
Walvax Biotechnology Co. Ltd., Class A	40,900	191

NORTHERN FUNDS QUARTERLY REPORT     9    EQUITY INDEX FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)continued
China – 29.9%continued
Wanda Film Holding Co. Ltd., Class A*	45,800	$119
Wangsu Science & Technology Co. Ltd., Class A	61,800	85
Wanhua Chemical Group Co. Ltd., Class A	76,800	619
Want Want China Holdings Ltd.	1,849,870	1,732
Weibo Corp. ADR*	21,972	1,018
Weichai Power Co. Ltd., Class A	128,000	292
Weichai Power Co. Ltd., Class H	703,812	1,489
Weifu High-Technology Group Co. Ltd., Class A	23,600	65
Weihai Guangwei Composites Co. Ltd., Class A	16,700	109
Wens Foodstuffs Group Co. Ltd., Class A	121,900	588
Western Securities Co. Ltd., Class A	61,100	86
Westone Information Industry, Inc., Class A	25,100	93
Will Semiconductor Ltd., Class A	14,700	302
Winning Health Technology Group Co. Ltd., Class A	44,700	96
Wuchan Zhongda Group Co. Ltd., Class A	124,900	94
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	40,500	157
Wuliangye Yibin Co. Ltd., Class A	84,700	1,618
WUS Printed Circuit Kunshan Co. Ltd., Class A	44,300	141
WuXi AppTec Co. Ltd., Class A	35,300	467
WuXi AppTec Co. Ltd., Class H	55,940	694
Wuxi Biologics Cayman, Inc.(2) *	210,000	2,664
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	18,200	117
XCMG Construction Machinery Co. Ltd., Class A	219,000	172
Xiamen C & D, Inc., Class A	28,100	36
Xiaomi Corp., Class B*	2,867,200	3,973
Xinhu Zhongbao Co. Ltd., Class A	249,300	135
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	63,800	109
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	294,636	342
Xinyi Solar Holdings Ltd.	1,146,739	817
Yango Group Co. Ltd., Class A	95,800	117
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)continued
China – 29.9%continued
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	27,400	$146
Yanzhou Coal Mining Co. Ltd., Class A	66,500	101
Yanzhou Coal Mining Co. Ltd., Class H	675,138	607
Yealink Network Technology Corp. Ltd., Class A	14,000	146
Yifeng Pharmacy Chain Co. Ltd., Class A	8,800	92
Yihai International Holding Ltd.*	186,000	1,090
Yintai Gold Co. Ltd., Class A	55,300	108
Yonghui Superstores Co. Ltd., Class A	247,500	268
Yonyou Network Technology Co. Ltd., Class A	46,950	192
Yum China Holdings, Inc.	132,243	6,349
Yunda Holding Co. Ltd., Class A	22,500	108
Yunnan Baiyao Group Co. Ltd., Class A	29,500	379
Yunnan Energy New Material Co. Ltd.	17,400	126
Yuzhou Properties Co. Ltd.	580,315	320
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	13,093	207
Zhaojin Mining Industry Co. Ltd., Class H	410,000	452
Zhejiang Chint Electrics Co. Ltd., Class A	50,694	195
Zhejiang Dahua Technology Co. Ltd., Class A	48,500	139
Zhejiang Dingli Machinery Co. Ltd., Class A	9,900	102
Zhejiang Expressway Co. Ltd., Class H	537,294	490
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A*	33,400	83
Zhejiang Huayou Cobalt Co. Ltd., Class A	28,750	163
Zhejiang Longsheng Group Co. Ltd., Class A	74,600	155
Zhejiang NHU Co. Ltd., Class A	48,000	160
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	70,400	175
Zhejiang Supor Co. Ltd., Class A	13,000	143
Zhejiang Weixing New Building Materials Co. Ltd., Class A	51,500	97
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	14,400	91
Zhengzhou Yutong Bus Co. Ltd., Class A	57,700	118
Zhenro Properties Group Ltd.	559,000	402

EQUITY INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)continued
China – 29.9%continued
Zheshang Securities Co. Ltd., Class A	75,300	$121
ZhongAn Online P&C Insurance Co. Ltd., Class H*	104,600	379
Zhongji Innolight Co. Ltd., Class A	15,700	118
Zhongjin Gold Corp. Ltd., Class A	53,600	65
Zhongsheng Group Holdings Ltd.	221,500	901
Zhuzhou CRRC Times Electric Co. Ltd., Class H	215,874	782
Zijin Mining Group Co. Ltd., Class A	342,100	226
Zijin Mining Group Co. Ltd., Class H	2,238,162	1,116
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	146,600	141
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	509,600	428
ZTE Corp., Class A*	85,300	434
ZTE Corp., Class H*	288,917	885
ZTO Express Cayman, Inc. ADR	116,073	2,710
		705,184
Colombia – 0.2%
Bancolombia S.A.	82,443	1,105
Ecopetrol S.A.	1,839,688	1,859
Grupo Argos S.A.	108,641	588
Grupo de Inversiones Suramericana S.A.	88,859	919
Interconexion Electrica S.A. ESP	175,495	1,047
		5,518
Czech Republic – 0.1%
CEZ A.S.	59,075	1,328
Komercni banka A.S.	30,036	1,099
Moneta Money Bank A.S.	192,151	721
		3,148
Egypt – 0.1%
Commercial International Bank Egypt S.A.E. (OTC Exchange)	507,499	2,625
Eastern Co. S.A.E.	376,160	365
ElSewedy Electric Co.	364,919	262
		3,252
Greece – 0.3%
Alpha Bank A.E.*	499,382	1,079
Eurobank Ergasias S.A.*	988,771	1,024
FF Group(4) *	18,664	10
Hellenic Telecommunications Organization S.A.	86,771	1,388
JUMBO S.A.	41,295	860
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)continued
Greece – 0.3%continued
Motor Oil Hellas Corinth Refineries S.A.	22,685	$526
National Bank of Greece S.A.*	211,136	717
OPAP S.A.	72,961	949
		6,553
Hong Kong – 3.7%
Alibaba Health Information Technology Ltd.*	1,308,000	1,512
Alibaba Pictures Group Ltd.*	5,300,000	933
Beijing Enterprises Holdings Ltd.	199,271	916
Beijing Enterprises Water Group Ltd.*	1,901,886	963
Bosideng International Holdings Ltd.	1,224,000	440
Brilliance China Automotive Holdings Ltd.	1,093,944	1,138
China Agri-Industries Holdings Ltd.	822,000	436
China Ding Yi Feng Holdings Ltd.	464,000	1,374
China Education Group Holdings Ltd.	201,000	264
China Everbright International Ltd.	1,324,629	1,064
China Everbright Ltd.	359,110	672
China First Capital Group Ltd.*	1,150,000	40
China Gas Holdings Ltd.	669,695	2,510
China Jinmao Holdings Group Ltd.	1,917,791	1,495
China Mengniu Dairy Co. Ltd.*	1,013,870	4,109
China Merchants Port Holdings Co. Ltd.	488,938	828
China Mobile Ltd.	2,277,508	19,231
China Overseas Land & Investment Ltd.	1,415,695	5,529
China Power International Development Ltd.	1,918,000	411
China Resources Beer Holdings Co. Ltd.	536,948	2,974
China Resources Cement Holdings Ltd.	956,000	1,218
China Resources Gas Group Ltd.	341,958	1,880
China Resources Land Ltd.	1,023,432	5,099
China Resources Power Holdings Co. Ltd.	689,735	969
China State Construction International Holdings Ltd.	787,600	717
China Taiping Insurance Holdings Co. Ltd.	596,104	1,482
China Traditional Chinese Medicine Holdings Co. Ltd.	962,000	464
China Unicom Hong Kong Ltd.	2,234,494	2,109
CITIC Ltd.	2,134,803	2,861
COSCO SHIPPING Ports Ltd.	663,865	544
Far East Horizon Ltd.	852,000	800
Geely Automobile Holdings Ltd.	1,845,641	3,620
Guangdong Investment Ltd.	1,076,514	2,255

NORTHERN FUNDS QUARTERLY REPORT     11    EQUITY INDEX FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)continued
Hong Kong – 3.7%continued
Haier Electronics Group Co. Ltd.	462,000	$1,446
Hutchison China MediTech Ltd. ADR*	22,377	561
Kingboard Holdings Ltd.	250,000	794
Kingboard Laminates Holdings Ltd.	450,000	560
Kunlun Energy Co. Ltd.	1,281,230	1,131
Lee & Man Paper Manufacturing Ltd.	443,000	336
Nine Dragons Paper Holdings Ltd.	627,923	654
Shanghai Industrial Holdings Ltd.	214,043	412
Shenzhen International Holdings Ltd.	347,246	763
Shenzhen Investment Ltd.	1,268,200	508
Shimao Property Holdings Ltd.	419,903	1,631
Sino Biopharmaceutical Ltd.	2,546,500	3,567
SSY Group Ltd.	636,000	516
Sun Art Retail Group Ltd.	855,000	1,038
Towngas China Co. Ltd.*	442,771	307
Wharf Holdings (The) Ltd.	405,000	1,030
Yuexiu Property Co. Ltd.	2,720,000	629
		86,740
Hungary – 0.3%
MOL Hungarian Oil & Gas PLC	151,572	1,514
OTP Bank Nyrt.	82,575	4,322
Richter Gedeon Nyrt.	50,236	1,092
		6,928
India – 8.4%
Adani Ports & Special Economic Zone Ltd.	219,881	1,128
Ambuja Cements Ltd.	223,575	615
Ashok Leyland Ltd.	436,813	500
Asian Paints Ltd.	105,485	2,639
Aurobindo Pharma Ltd.	103,917	665
Avenue Supermarts Ltd.*	44,991	1,160
Axis Bank Ltd.	771,734	8,160
Bajaj Auto Ltd.	30,420	1,358
Bajaj Finance Ltd.	64,031	3,804
Bajaj Finserv Ltd.	14,239	1,878
Bandhan Bank Ltd.	141,256	1,006
Berger Paints India Ltd.	87,323	631
Bharat Forge Ltd.	77,458	524
Bharat Petroleum Corp. Ltd.	242,147	1,672
Bharti Airtel Ltd.*	756,399	4,833
Bharti Infratel Ltd.	114,087	404
Bosch Ltd.	2,744	591
Britannia Industries Ltd.	20,834	885
Cipla Ltd.	137,054	918
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)continued
India – 8.4%continued
Coal India Ltd.	445,459	$1,320
Colgate-Palmolive India Ltd.	24,334	499
Container Corp. of India Ltd.	79,491	638
Dabur India Ltd.	191,589	1,231
Divi's Laboratories Ltd.	31,939	826
DLF Ltd.	223,503	723
Dr. Reddy's Laboratories Ltd.	40,017	1,612
Dr. Reddy's Laboratories Ltd. ADR	2,691	109
Eicher Motors Ltd.	4,856	1,533
GAIL India Ltd.	565,643	961
Godrej Consumer Products Ltd.	129,209	1,241
Grasim Industries Ltd.	106,831	1,115
Havells India Ltd.	97,081	881
HCL Technologies Ltd.	398,610	3,174
HDFC Asset Management Co. Ltd.	16,065	721
HDFC Life Insurance Co. Ltd.	193,337	1,696
Hero MotoCorp Ltd.	37,384	1,280
Hindalco Industries Ltd.	421,666	1,279
Hindustan Petroleum Corp. Ltd.	240,052	890
Hindustan Unilever Ltd.	240,029	6,468
Housing Development Finance Corp. Ltd.	607,850	20,584
ICICI Bank Ltd.	1,771,078	13,416
ICICI Lombard General Insurance Co. Ltd.	69,496	1,350
ICICI Prudential Life Insurance Co. Ltd.	130,898	885
Indian Oil Corp. Ltd.	688,968	1,213
Info Edge India Ltd.	23,189	822
Infosys Ltd.	1,262,599	12,982
InterGlobe Aviation Ltd.	35,856	671
ITC Ltd.	1,267,982	4,228
JSW Steel Ltd.	304,702	1,153
Larsen & Toubro Ltd. (National Stock Exchange of India)	175,378	3,193
LIC Housing Finance Ltd.	111,932	683
Lupin Ltd.	88,008	943
Mahindra & Mahindra Financial Services Ltd.	118,103	535
Mahindra & Mahindra Ltd.	272,170	2,029
Marico Ltd.	160,289	767
Maruti Suzuki India Ltd.	38,944	4,022
Motherson Sumi Systems Ltd.	367,303	756
Nestle India Ltd.	8,885	1,844
NTPC Ltd.	878,087	1,465
Oil & Natural Gas Corp. Ltd.	966,468	1,748

EQUITY INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)continued
India – 8.4%continued
Page Industries Ltd.	2,160	$709
Petronet LNG Ltd.	229,413	862
Pidilite Industries Ltd.	48,283	940
Piramal Enterprises Ltd.	31,772	680
Power Grid Corp. of India Ltd.	703,657	1,877
REC Ltd.	234,410	470
Reliance Industries Ltd. (National Stock Exchange of India)	1,058,066	22,475
SBI Life Insurance Co. Ltd.	134,506	1,810
Shree Cement Ltd.	3,001	858
Shriram Transport Finance Co. Ltd.	60,115	986
Siemens Ltd.	26,651	559
State Bank of India*	655,742	3,078
Sun Pharmaceutical Industries Ltd.	306,036	1,855
Tata Consultancy Services Ltd.	333,429	10,094
Tata Motors Ltd.*	576,285	1,496
Tata Power (The) Co. Ltd.	462,751	367
Tata Steel Ltd.	136,659	907
Tech Mahindra Ltd.	177,581	1,898
Titan Co. Ltd.	113,240	1,888
UltraTech Cement Ltd.	37,563	2,130
United Spirits Ltd.*	115,387	971
UPL Ltd.	198,440	1,626
Vedanta Ltd.	684,130	1,463
Wipro Ltd.	437,829	1,509
Zee Entertainment Enterprises Ltd.	260,221	1,066
		199,431
Indonesia – 1.9%
Ace Hardware Indonesia Tbk PT	2,479,700	267
Adaro Energy Tbk PT	5,309,620	591
Astra International Tbk PT	7,449,960	3,700
Bank Central Asia Tbk PT	3,648,692	8,765
Bank Mandiri Persero Tbk PT	6,869,710	3,787
Bank Negara Indonesia Persero Tbk PT	2,766,409	1,560
Bank Rakyat Indonesia Persero Tbk PT	20,504,790	6,471
Bank Tabungan Negara Persero Tbk PT	1,786,500	272
Barito Pacific Tbk PT	10,102,900	1,098
Bukit Asam Tbk PT	1,372,800	262
Bumi Serpong Damai Tbk PT*	3,161,700	285
Charoen Pokphand Indonesia Tbk PT	2,697,035	1,259
Gudang Garam Tbk PT	191,315	729
Hanjaya Mandala Sampoerna Tbk PT	3,636,900	548
Indah Kiat Pulp & Paper Corp. Tbk PT	1,023,800	565
Indocement Tunggal Prakarsa Tbk PT	659,103	904
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)continued
Indonesia – 1.9%continued
Indofood CBP Sukses Makmur Tbk PT	916,200	$736
Indofood Sukses Makmur Tbk PT	1,734,571	990
Jasa Marga Persero Tbk PT	825,127	307
Kalbe Farma Tbk PT	8,243,880	960
Pabrik Kertas Tjiwi Kimia Tbk PT	477,100	352
Pakuwon Jati Tbk PT	5,119,400	210
Perusahaan Gas Negara Tbk PT	3,858,912	600
Semen Indonesia Persero Tbk PT	1,061,855	916
Telekomunikasi Indonesia Persero Tbk PT	18,274,462	5,206
Unilever Indonesia Tbk PT	585,928	1,772
United Tractors Tbk PT	665,571	1,028
XL Axiata Tbk PT*	1,362,900	309
		44,449
Malaysia – 1.8%
AirAsia Group Bhd.	611,500	254
AMMB Holdings Bhd.	619,837	593
Axiata Group Bhd.	993,803	1,006
British American Tobacco Malaysia Bhd.	61,700	228
CIMB Group Holdings Bhd.	1,778,996	2,240
Dialog Group Bhd.	1,321,044	1,114
DiGi.Com Bhd.	1,141,000	1,244
Fraser & Neave Holdings Bhd.	50,100	427
Gamuda Bhd.	707,200	674
Genting Bhd.	770,200	1,140
Genting Malaysia Bhd.	1,180,300	950
Genting Plantations Bhd.	97,300	252
HAP Seng Consolidated Bhd.	240,800	587
Hartalega Holdings Bhd.	607,000	813
Hong Leong Bank Bhd.	256,398	1,084
Hong Leong Financial Group Bhd.	99,428	411
IHH Healthcare Bhd.	788,300	1,054
IJM Corp. Bhd.	1,078,240	572
IOI Corp. Bhd.	740,340	834
Kuala Lumpur Kepong Bhd.	168,750	1,023
Malayan Banking Bhd.	1,482,759	3,133
Malaysia Airports Holdings Bhd.	388,393	722
Maxis Bhd.	843,551	1,097
MISC Bhd.	512,660	1,050
Nestle Malaysia Bhd.	27,900	1,003
Petronas Chemicals Group Bhd.	889,600	1,599
Petronas Dagangan Bhd.	114,100	644
Petronas Gas Bhd.	303,000	1,229

NORTHERN FUNDS QUARTERLY REPORT     13    EQUITY INDEX FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)continued
Malaysia – 1.8%continued
PPB Group Bhd.	225,400	$1,039
Press Metal Aluminium Holdings Bhd.	545,100	621
Public Bank Bhd.	1,145,861	5,450
QL Resources Bhd.	218,700	435
RHB Bank Bhd.	632,346	894
RHB Capital Bhd.(3) *	297,992	—
Sime Darby Bhd.	1,059,428	575
Sime Darby Plantation Bhd.	815,828	1,085
Telekom Malaysia Bhd.	381,586	356
Tenaga Nasional Bhd.	1,151,250	3,731
Top Glove Corp. Bhd.	576,800	663
Westports Holdings Bhd.	342,600	354
YTL Corp. Bhd.	1,266,495	304
		42,484
Mexico – 2.2%
Alfa S.A.B. de C.V., Series A	1,196,480	991
Alsea S.A.B. de C.V.*	214,900	566
America Movil S.A.B. de C.V., Series L	12,460,306	9,951
Arca Continental S.A.B. de C.V.	174,684	924
Cemex S.A.B. de C.V., Series CPO	5,527,778	2,070
Coca-Cola Femsa S.A.B. de C.V.	189,422	1,150
El Puerto de Liverpool S.A.B. de C.V., Series C1	82,370	409
Fibra Uno Administracion S.A. de C.V.	1,191,201	1,845
Fomento Economico Mexicano S.A.B. de C.V., Series UBD	718,877	6,780
Gruma S.A.B. de C.V., Series B	79,165	811
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Series B	129,952	1,545
Grupo Aeroportuario del Sureste S.A.B. de C.V., Series B	79,315	1,486
Grupo Bimbo S.A.B. de C.V., Series A	584,628	1,065
Grupo Carso S.A.B. de C.V., Series A1	173,773	642
Grupo Financiero Banorte S.A.B. de C.V., Series O (OTC Exchange)	957,918	5,348
Grupo Financiero Inbursa S.A.B. de C.V., Series O	832,243	1,021
Grupo Mexico S.A.B. de C.V., Series B	1,289,436	3,545
Grupo Televisa S.A.B., Series CPO	877,814	2,058
Industrias Penoles S.A.B. de C.V.	55,017	576
Infraestructura Energetica Nova S.A.B. de C.V.	211,100	991
Kimberly-Clark de Mexico S.A.B. de C.V., Series A*	548,927	1,093
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)continued
Mexico – 2.2%continued
Megacable Holdings S.A.B. de C.V., Series CPO	113,100	$463
Orbia Advance Corp. S.A.B. de C.V.	415,480	886
Promotora y Operadora de Infraestructura S.A.B. de C.V.	85,655	877
Wal-Mart de Mexico S.A.B. de C.V.	1,933,837	5,552
		52,645
Pakistan – 0.0%
Habib Bank Ltd.	225,900	230
MCB Bank Ltd.	125,000	165
Oil & Gas Development Co. Ltd.	213,400	196
		591
Peru – 0.3%
Cia de Minas Buenaventura S.A.A. ADR	77,835	1,175
Credicorp Ltd.	25,013	5,331
Southern Copper Corp.	30,758	1,307
		7,813
Philippines – 0.9%
Aboitiz Equity Ventures, Inc.	778,509	790
Aboitiz Power Corp.	616,644	418
Altus San Nicolas Corp.*	18,267	2
Ayala Corp.	108,407	1,679
Ayala Land, Inc.	2,699,160	2,421
Bank of the Philippine Islands	352,286	611
BDO Unibank, Inc.	720,859	2,247
Globe Telecom, Inc.	11,475	457
GT Capital Holdings, Inc.	38,142	639
International Container Terminal Services, Inc.	399,090	1,012
JG Summit Holdings, Inc.	1,064,601	1,700
Jollibee Foods Corp.	171,933	732
Manila Electric Co.	78,200	488
Megaworld Corp.	4,785,700	377
Metro Pacific Investments Corp.	5,284,400	360
Metropolitan Bank & Trust Co.	704,899	920
PLDT, Inc.	33,925	659
Robinsons Land Corp.	822,770	448
Security Bank Corp.	87,990	339
SM Investments Corp.	87,752	1,806
SM Prime Holdings, Inc.	3,713,213	3,080
Universal Robina Corp.	315,080	903
		22,088

EQUITY INDEX FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)continued
Poland – 0.9%
Bank Millennium S.A.*	260,792	$403
Bank Polska Kasa Opieki S.A.	65,509	1,736
CCC S.A.	12,473	362
CD Projekt S.A.	25,774	1,897
Cyfrowy Polsat S.A.	99,937	735
Dino Polska S.A.(2) *	19,103	725
Grupa Lotos S.A.	36,414	802
KGHM Polska Miedz S.A.*	50,642	1,275
LPP S.A.	467	1,087
mBank S.A.*	5,045	518
Orange Polska S.A.*	223,426	419
PGE Polska Grupa Energetyczna S.A.*	317,240	665
Polski Koncern Naftowy ORLEN S.A.	109,661	2,480
Polskie Gornictwo Naftowe i Gazownictwo S.A.	682,294	778
Powszechna Kasa Oszczednosci Bank Polski S.A.	321,184	2,920
Powszechny Zaklad Ubezpieczen S.A.	221,035	2,333
Santander Bank Polska S.A.	12,811	1,039
		20,174
Qatar – 0.9%
Barwa Real Estate Co.	717,408	698
Commercial Bank (The) PSQC	783,806	1,012
Industries Qatar QSC	661,363	1,868
Masraf Al Rayan QSC	1,356,437	1,475
Mesaieed Petrochemical Holding Co.	1,599,224	1,102
Ooredoo QPSC	312,904	608
Qatar Electricity & Water Co. QSC	212,933	941
Qatar Fuel QSC	190,898	1,200
Qatar Insurance Co. S.A.Q.	552,726	480
Qatar International Islamic Bank QSC	280,085	745
Qatar Islamic Bank S.A.Q.	444,916	1,877
Qatar National Bank QPSC	1,674,981	9,471
		21,477
Romania – 0.1%
NEPI Rockcastle PLC	145,469	1,286
Russia – 3.7%
Alrosa PJSC	930,501	1,264
Gazprom PJSC	1,611,414	6,657
Gazprom PJSC ADR	1,169,378	9,630
Inter RAO UES PJSC	14,373,000	1,168
LUKOIL PJSC	58,727	5,837
LUKOIL PJSC ADR (London Exchange)	87,071	8,650
Magnit PJSC	2,287	126
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)continued
Russia – 3.7%continued
Magnit PJSC GDR (Registered)	120,745	$1,459
Magnitogorsk Iron & Steel Works PJSC	864,900	585
MMC Norilsk Nickel PJSC	17,544	5,399
MMC Norilsk Nickel PJSC ADR	58,586	1,792
Mobile TeleSystems PJSC ADR	191,895	1,948
Moscow Exchange MICEX-RTS PJSC	536,036	931
Novatek PJSC GDR (Registered)	33,665	6,836
Novolipetsk Steel PJSC	429,050	993
PhosAgro PJSC GDR (Registered)	45,429	578
Polymetal International PLC	77,913	1,218
Polyus PJSC	9,742	1,115
Rosneft Oil Co. PJSC	181,865	1,318
Rosneft Oil Co. PJSC GDR (Registered)	246,419	1,778
Sberbank of Russia PJSC	56,000	230
Sberbank of Russia PJSC (Moscow Exchange)	3,946,172	16,196
Severstal PJSC	54,450	822
Severstal PJSC GDR (Registered)	20,949	318
Surgutneftegas PJSC	1,077,567	876
Surgutneftegas PJSC ADR	158,536	1,282
Tatneft PJSC	392,900	4,811
Tatneft PJSC ADR	26,819	1,983
Tatneft PJSC ADR	1,663	125
VTB Bank PJSC	907,036,738	671
VTB Bank PJSC GDR(2) (5)	11,036	16
VTB Bank PJSC GDR (Registered)	173,491	255
X5 Retail Group N.V. GDR (Registered)	46,768	1,608
		88,475
Saudi Arabia – 2.6%
Advanced Petrochemical Co.	41,798	550
Al Rajhi Bank	453,005	7,899
Alinma Bank	282,119	1,907
Almarai Co. JSC	95,243	1,257
Arab National Bank	230,017	1,681
Bank AlBilad	132,432	951
Bank Al-Jazira	158,960	638
Banque Saudi Fransi	208,481	2,107
Bupa Arabia for Cooperative Insurance Co.	10,317	282
Co for Cooperative Insurance (The)*	23,584	483
Dar Al Arkan Real Estate Development Co.*	210,166	617
Emaar Economic City*	146,490	373
Etihad Etisalat Co.*	134,449	896

NORTHERN FUNDS QUARTERLY REPORT     15    EQUITY INDEX FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)continued
Saudi Arabia – 2.6%continued
Jarir Marketing Co.	21,034	$929
National Commercial Bank	442,918	5,817
National Industrialization Co.*	127,621	466
Rabigh Refining & Petrochemical Co.*	84,574	488
Riyad Bank	440,325	2,817
Sahara International Petrochemical Co.	143,526	687
Samba Financial Group	359,919	3,115
Saudi Airlines Catering Co.	15,487	425
Saudi Arabian Fertilizer Co.	63,530	1,313
Saudi Arabian Mining Co.*	156,810	1,857
Saudi Arabian Oil Co.*	367,937	3,457
Saudi Basic Industries Corp.	277,158	6,939
Saudi British Bank (The)	263,235	2,436
Saudi Cement Co.	29,629	554
Saudi Electricity Co.	320,008	1,723
Saudi Industrial Investment Group	86,242	552
Saudi Kayan Petrochemical Co.*	295,250	874
Saudi Telecom Co.	147,296	3,998
Savola Group (The)*	105,085	963
Yanbu National Petrochemical Co.	82,402	1,228
		60,279
Singapore – 0.0%
BOC Aviation Ltd.	77,700	789
South Africa – 4.6%
Absa Group Ltd.	264,406	2,824
Anglo American Platinum Ltd.	20,069	1,874
AngloGold Ashanti Ltd.	152,448	3,417
Aspen Pharmacare Holdings Ltd.*	152,433	1,301
Bid Corp. Ltd.	123,118	2,904
Bidvest Group (The) Ltd.	104,613	1,531
Capitec Bank Holdings Ltd.	17,169	1,774
Clicks Group Ltd.	97,268	1,784
Discovery Ltd.	142,626	1,230
Exxaro Resources Ltd.	99,276	929
FirstRand Ltd.	1,242,226	5,587
Fortress REIT Ltd., Class A	443,888	611
Foschini Group (The) Ltd.	93,058	993
Gold Fields Ltd.	318,109	2,138
Growthpoint Properties Ltd.	1,140,936	1,806
Impala Platinum Holdings Ltd.*	293,202	3,008
Investec Ltd.	111,931	664
Kumba Iron Ore Ltd.	24,487	729
Liberty Holdings Ltd.	55,995	443
Life Healthcare Group Holdings Ltd.	500,152	878
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)continued
South Africa – 4.6%continued
Momentum Metropolitan Holdings	359,386	$559
Mr Price Group Ltd.	92,622	1,208
MTN Group Ltd.	624,343	3,676
MultiChoice Group*	160,843	1,337
Naspers Ltd., Class N	162,681	26,590
Nedbank Group Ltd.	136,093	2,084
Northam Platinum Ltd.*	135,709	1,198
Old Mutual Ltd.	1,768,582	2,480
Pepkor Holdings Ltd.	316,467	408
Pick n Pay Stores Ltd.	145,096	661
PSG Group Ltd.	59,162	989
Rand Merchant Investment Holdings Ltd.	298,815	657
Redefine Properties Ltd.	1,978,457	1,070
Reinet Investments S.C.A.	52,746	1,045
Remgro Ltd.	194,018	2,706
RMB Holdings Ltd.	288,157	1,658
Sanlam Ltd.	690,166	3,902
Sasol Ltd.	207,068	4,505
Shoprite Holdings Ltd.	175,747	1,582
Sibanye Gold Ltd.*	827,305	2,089
SPAR Group (The) Ltd.	75,864	1,071
Standard Bank Group Ltd.	478,167	5,755
Telkom S.A. SOC Ltd.	120,197	299
Tiger Brands Ltd.	62,677	942
Vodacom Group Ltd.	234,170	1,931
Woolworths Holdings Ltd.	363,735	1,263
		108,090
South Korea – 10.8%
Amorepacific Corp.	11,992	2,068
AMOREPACIFIC Group	11,284	806
BGF retail Co. Ltd.	2,531	370
BNK Financial Group, Inc.	103,576	684
Celltrion Healthcare Co. Ltd.*	20,866	947
Celltrion, Inc.*	34,783	5,404
Cheil Worldwide, Inc.	26,855	558
CJ CheilJedang Corp.	3,115	677
CJ Corp.	6,185	516
CJ ENM Co. Ltd.	3,979	548
CJ Logistics Corp.*	3,357	449
Daelim Industrial Co. Ltd.	11,045	861
Daewoo Engineering & Construction Co. Ltd.*	83,151	339

EQUITY INDEX FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)continued
South Korea – 10.8%continued
Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	14,309	$344
DB Insurance Co. Ltd.	19,456	879
Doosan Bobcat, Inc.*	19,461	576
E-MART, Inc.	8,223	905
Fila Korea Ltd.	19,457	890
GS Engineering & Construction Corp.	23,113	617
GS Holdings Corp.	19,998	889
GS Retail Co. Ltd.	11,737	398
Hana Financial Group, Inc.	110,501	3,507
Hankook Tire & Technology Co. Ltd.	28,922	837
Hanmi Pharm Co. Ltd.*	2,534	649
Hanon Systems	72,671	700
Hanwha Chemical Corp.	41,007	666
Hanwha Corp.	17,439	376
Hanwha Life Insurance Co. Ltd.	122,732	245
HDC Hyundai Development Co. - Engineering & Construction, Class E	10,900	241
Helixmith Co. Ltd.*	6,631	527
HLB, Inc.*	12,233	1,207
Hotel Shilla Co. Ltd.	12,098	949
Hyundai Department Store Co. Ltd.	5,906	424
Hyundai Engineering & Construction Co. Ltd.	28,024	1,019
Hyundai Glovis Co. Ltd.	7,404	914
Hyundai Heavy Industries Holdings Co. Ltd.	3,509	1,023
Hyundai Marine & Fire Insurance Co. Ltd.	24,322	566
Hyundai Mobis Co. Ltd.	24,623	5,445
Hyundai Motor Co.	55,219	5,742
Hyundai Steel Co.	31,762	865
Industrial Bank of Korea	92,733	946
Kakao Corp.	18,405	2,437
Kangwon Land, Inc.	42,386	1,083
KB Financial Group, Inc.	146,731	6,059
KCC Corp.	2,496	504
Kia Motors Corp.	96,984	3,694
KMW Co. Ltd.*	9,515	420
Korea Aerospace Industries Ltd.	28,860	848
Korea Electric Power Corp.	93,893	2,251
Korea Gas Corp.	11,826	386
Korea Investment Holdings Co. Ltd.	14,940	933
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	14,342	1,556
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)continued
South Korea – 10.8%continued
Korea Zinc Co. Ltd.	3,057	$1,125
Korean Air Lines Co. Ltd.	19,817	487
KT&G Corp.	42,935	3,481
Kumho Petrochemical Co. Ltd.	6,083	406
LG Chem Ltd.	16,916	4,627
LG Corp.	34,704	2,209
LG Display Co. Ltd.	83,831	1,172
LG Electronics, Inc.	38,946	2,415
LG Household & Health Care Ltd.	3,449	3,757
LG Innotek Co. Ltd.	5,223	630
LG Uplus Corp.	40,091	492
Lotte Chemical Corp.	6,189	1,194
Lotte Corp.	9,907	333
Lotte Shopping Co. Ltd.	3,794	444
Medy-Tox, Inc.	1,723	447
Meritz Securities Co. Ltd.	131,189	429
Mirae Asset Daewoo Co. Ltd.	156,319	1,018
NAVER Corp.	51,813	8,347
NCSoft Corp.	6,041	2,817
Netmarble Corp.*	10,053	802
NH Investment & Securities Co. Ltd.	54,816	600
OCI Co. Ltd.	6,207	337
Orange Life Insurance Ltd.	13,676	333
Orion Corp.	9,335	851
Ottogi Corp.	557	267
Pan Ocean Co. Ltd.*	95,961	376
Pearl Abyss Corp.*	2,175	348
POSCO	28,979	5,904
POSCO Chemical Co. Ltd.	8,019	341
Posco International Corp.	20,030	322
S-1 Corp.	6,643	538
Samsung Biologics Co. Ltd.*	6,039	2,252
Samsung C&T Corp.	31,320	2,933
Samsung Card Co. Ltd.	9,368	312
Samsung Electro-Mechanics Co. Ltd.	20,469	2,204
Samsung Electronics Co. Ltd.	1,772,496	85,407
Samsung Engineering Co. Ltd.*	59,584	987
Samsung Fire & Marine Insurance Co. Ltd.	11,277	2,373
Samsung Heavy Industries Co. Ltd.*	158,034	991
Samsung Life Insurance Co. Ltd.	25,983	1,670
Samsung SDI Co. Ltd.	20,263	4,120
Samsung SDS Co. Ltd.	12,726	2,137
Samsung Securities Co. Ltd.	23,430	781

NORTHERN FUNDS QUARTERLY REPORT     17    EQUITY INDEX FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)continued
South Korea – 10.8%continued
Shinhan Financial Group Co. Ltd.	166,450	$6,225
Shinsegae, Inc.	2,880	718
SK Holdings Co. Ltd.	12,912	2,917
SK Hynix, Inc.	202,453	16,454
SK Innovation Co. Ltd.	20,335	2,623
SK Telecom Co. Ltd.	7,512	1,545
SK Telecom Co. Ltd. ADR	1,900	44
S-Oil Corp.	16,447	1,347
Woongjin Coway Co. Ltd.	19,049	1,530
Woori Financial Group, Inc.	183,033	1,835
Yuhan Corp.*	3,631	742
		255,740
Spain – 0.0%
AmRest Holdings S.E.*	27,911	319
Taiwan – 11.5%
Accton Technology Corp.	191,000	1,071
Acer, Inc.	1,128,800	672
Advantech Co. Ltd.	126,551	1,277
Airtac International Group	49,000	765
ASE Technology Holding Co. Ltd.	1,272,928	3,542
Asia Cement Corp.	797,567	1,277
Asustek Computer, Inc.	257,546	1,989
AU Optronics Corp.	3,372,215	1,133
Catcher Technology Co. Ltd.	239,111	1,812
Cathay Financial Holding Co. Ltd.	2,873,212	4,082
Chailease Holding Co. Ltd.	435,823	2,010
Chang Hwa Commercial Bank Ltd.	2,035,987	1,542
Cheng Shin Rubber Industry Co. Ltd.	696,184	971
Chicony Electronics Co. Ltd.	206,765	615
China Airlines Ltd.	1,074,307	325
China Development Financial Holding Corp.	4,702,868	1,527
China Life Insurance Co. Ltd.*	1,031,002	881
China Steel Corp.	4,340,156	3,464
Chunghwa Telecom Co. Ltd.	1,402,493	5,147
Compal Electronics, Inc.	1,648,759	1,038
CTBC Financial Holding Co. Ltd.	6,836,878	5,113
Delta Electronics, Inc.	716,343	3,622
E.Sun Financial Holding Co. Ltd.	3,847,301	3,584
Eclat Textile Co. Ltd.	73,182	984
Eva Airways Corp.	987,592	453
Evergreen Marine Corp. Taiwan Ltd.*	992,891	411
Far Eastern New Century Corp.	1,157,789	1,154
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)continued
Taiwan – 11.5%continued
Far EasTone Telecommunications Co. Ltd.	590,345	$1,420
Feng TAY Enterprise Co. Ltd.	130,440	849
First Financial Holding Co. Ltd.	3,658,943	2,893
Formosa Chemicals & Fibre Corp.	1,294,499	3,782
Formosa Petrochemical Corp.	457,487	1,490
Formosa Plastics Corp.	1,644,682	5,482
Formosa Taffeta Co. Ltd.	361,827	413
Foxconn Technology Co. Ltd.	346,131	765
Fubon Financial Holding Co. Ltd.	2,449,025	3,794
Giant Manufacturing Co. Ltd.	117,483	835
Globalwafers Co. Ltd.	86,000	1,098
Highwealth Construction Corp.	280,490	433
Hiwin Technologies Corp.	90,947	854
Hon Hai Precision Industry Co. Ltd.	4,625,942	14,019
Hotai Motor Co. Ltd.	109,900	2,505
Hua Nan Financial Holdings Co. Ltd.	2,889,993	2,121
Innolux Corp.	3,173,900	884
Inventec Corp.	976,314	744
Largan Precision Co. Ltd.	36,835	6,155
Lite-On Technology Corp.	765,964	1,262
MediaTek, Inc.	558,334	8,264
Mega Financial Holding Co. Ltd.	4,007,543	4,094
Micro-Star International Co. Ltd.	266,000	770
Nan Ya Plastics Corp.	1,900,951	4,621
Nanya Technology Corp.	441,071	1,225
Nien Made Enterprise Co. Ltd.	62,000	574
Novatek Microelectronics Corp.	213,850	1,562
Pegatron Corp.	726,594	1,661
Phison Electronics Corp.	59,608	677
Pou Chen Corp.	794,093	1,039
Powertech Technology, Inc.	288,568	962
President Chain Store Corp.	209,220	2,124
Quanta Computer, Inc.	986,576	2,119
Realtek Semiconductor Corp.	177,457	1,392
Ruentex Development Co. Ltd.*	227,757	344
Ruentex Industries Ltd.*	127,343	312
Shanghai Commercial & Savings Bank (The) Ltd.	1,214,359	2,108
Shin Kong Financial Holding Co. Ltd.*	3,852,863	1,332
SinoPac Financial Holdings Co. Ltd.	4,110,792	1,783
Standard Foods Corp.	165,355	384
Synnex Technology International Corp.	514,940	645
Taishin Financial Holding Co. Ltd.	3,682,365	1,781

EQUITY INDEX FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)continued
Taiwan – 11.5%continued
Taiwan Business Bank	1,900,190	$799
Taiwan Cement Corp.	1,803,004	2,631
Taiwan Cooperative Financial Holding Co. Ltd.	3,315,519	2,295
Taiwan High Speed Rail Corp.	703,000	901
Taiwan Mobile Co. Ltd.	610,076	2,280
Taiwan Semiconductor Manufacturing Co. Ltd.	9,139,749	101,218
Tatung Co. Ltd.*	694,000	486
Uni-President Enterprises Corp.	1,780,150	4,406
United Microelectronics Corp.	4,073,043	2,238
Vanguard International Semiconductor Corp.	356,000	942
Walsin Technology Corp.	122,000	973
Win Semiconductors Corp.	123,000	1,207
Winbond Electronics Corp.	1,154,000	753
Wistron Corp.	1,081,449	1,023
Wiwynn Corp.	29,000	615
WPG Holdings Ltd.	567,290	740
Ya Hsin Industrial Co. Ltd.(3) *	121,548	—
Yageo Corp.	92,377	1,348
Yuanta Financial Holding Co. Ltd.	3,637,814	2,452
Zhen Ding Technology Holding Ltd.	195,850	937
		270,276
Thailand – 2.5%
Advanced Info Service PCL (Registered)	194,000	1,379
Advanced Info Service PCL NVDR	242,799	1,719
Airports of Thailand PCL NVDR	1,578,600	3,901
B Grimm Power PCL NVDR (Registered)	291,100	509
Bangkok Bank PCL (Registered)	90,100	481
Bangkok Bank PCL NVDR	100,300	536
Bangkok Dusit Medical Services PCL NVDR	3,456,600	2,991
Bangkok Expressway & Metro PCL NVDR (Registered)	2,746,698	998
Banpu PCL (Registered)	233,500	93
Banpu PCL NVDR	1,465,320	580
Berli Jucker PCL NVDR	474,300	662
BTS Group Holdings PCL NVDR	2,652,300	1,166
Bumrungrad Hospital PCL NVDR	171,387	840
Central Pattana PCL NVDR	862,100	1,782
Charoen Pokphand Foods PCL NVDR	1,420,957	1,300
CP ALL PCL (Registered)	905,200	2,183
CP ALL PCL NVDR	1,249,136	3,004
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)continued
Thailand – 2.5%continued
Electricity Generating PCL NVDR	105,500	$1,153
Energy Absolute PCL NVDR	664,400	966
Global Power Synergy PCL NVDR	266,300	762
Gulf Energy Development PCL NVDR (Registered)	191,900	1,060
Home Product Center PCL NVDR	2,136,704	1,132
Indorama Ventures PCL NVDR	660,947	764
Intouch Holdings PCL NVDR	862,600	1,645
IRPC PCL (Registered)	1,860,900	229
IRPC PCL NVDR	2,499,281	305
Kasikornbank PCL (Registered)	191,500	961
Kasikornbank PCL NVDR	593,147	2,973
Krung Thai Bank PCL (Registered)	699,750	383
Krung Thai Bank PCL NVDR	673,093	367
Land & Houses PCL NVDR	2,997,300	979
Minor International PCL NVDR	1,016,930	1,221
Muangthai Capital PCL NVDR (Registered)	219,200	466
Osotspa PCL NVDR	275,900	372
PTT Exploration & Production PCL (Registered)	242,500	1,008
PTT Exploration & Production PCL NVDR	264,943	1,095
PTT Global Chemical PCL (Registered)	189,814	361
PTT Global Chemical PCL NVDR	644,076	1,218
PTT PCL (Registered)	1,835,000	2,695
PTT PCL NVDR	2,385,100	3,491
Ratch Group PCL NVDR	272,600	624
Robinson PCL NVDR	166,900	367
Siam Cement (The) PCL (Registered)	51,000	667
Siam Cement (The) PCL NVDR	236,098	3,078
Siam Commercial Bank (The) PCL (Registered)	232,700	948
Siam Commercial Bank (The) PCL NVDR	77,976	316
Srisawad Corp. PCL NVDR	272,800	622
Thai Oil PCL (Registered)	97,800	228
Thai Oil PCL NVDR	346,295	801
Thai Union Group PCL NVDR	1,284,800	577
TMB Bank PCL NVDR	7,051,563	393
Total Access Communication PCL NVDR	286,700	509
True Corp. PCL NVDR	4,621,652	708
		59,568
Turkey – 0.5%
Akbank T.A.S.*	1,054,414	1,439

NORTHERN FUNDS QUARTERLY REPORT     19    EQUITY INDEX FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)continued
Turkey – 0.5%continued
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	88,373	$343
Arcelik A.S.*	89,163	312
Aselsan Elektronik Sanayi Ve Ticaret A.S.	126,258	445
Aygaz A.S.(6)	—	—
BIM Birlesik Magazalar A.S.	155,022	1,217
Eregli Demir ve Celik Fabrikalari T.A.S.	540,233	821
Ford Otomotiv Sanayi A.S.	24,824	296
Haci Omer Sabanci Holding A.S.	320,590	514
Is Gayrimenkul Yatirim Ortakligi A.S.(6) *	1	—
KOC Holding A.S.	299,187	1,023
TAV Havalimanlari Holding A.S.	77,700	381
Tupras Turkiye Petrol Rafinerileri A.S.	44,822	956
Turk Hava Yollari A.O.*	190,275	463
Turkcell Iletisim Hizmetleri A.S.	434,041	1,007
Turkiye Garanti Bankasi A.S.*	856,126	1,604
Turkiye Is Bankasi A.S., Class C*	592,171	638
Ulker Biskuvi Sanayi A.S.(6) *	—	—
		11,459
United Arab Emirates – 0.6%
Abu Dhabi Commercial Bank PJSC	1,016,608	2,193
Aldar Properties PJSC	1,524,519	897
DP World PLC	65,108	852
Dubai Islamic Bank PJSC	650,905	976
Emaar Malls PJSC	1,009,847	503
Emaar Properties PJSC	1,340,763	1,468
Emirates Telecommunications Group Co. PJSC	638,420	2,840
First Abu Dhabi Bank PJSC	1,005,958	4,146
		13,875
United States – 0.0%
Nexteer Automotive Group Ltd.	368,000	334
Total Common Stocks
(Cost $1,500,708)		2,233,408

PREFERRED STOCKS – 3.3%(1)
Brazil – 2.4%
Banco Bradesco S.A., 5.35%(7)	1,494,292	13,443
Braskem S.A., Class A, 2.64%(7)	65,741	488
Centrais Eletricas Brasileiras S.A., Class B, 3.82%(7)	94,641	901
Cia Brasileira de Distribuicao*	57,642	1,262
	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS – 3.3% (1)continued
Brazil – 2.4%continued
Cia Energetica de Minas Gerais, 3.28%(7)	333,803	$1,145
Gerdau S.A., 0.78%(7)	402,861	1,993
Itau Unibanco Holding S.A., 0.48%(7)	1,796,839	16,535
Itausa - Investimentos Itau S.A., 0.57%(7)	1,630,039	5,714
Lojas Americanas S.A.*	274,130	1,771
Petroleo Brasileiro S.A., 0.06%(7)	1,556,695	11,651
Telefonica Brasil S.A., 2.12%(7)	163,773	2,354
		57,257
Chile – 0.1%
Embotelladora Andina S.A., Class B, 3.33%(7)	136,805	403
Sociedad Quimica y Minera de Chile S.A., Class B, 4.2%(7)	41,202	1,101
		1,504
Colombia – 0.1%
Bancolombia S.A., 2.42%(7)	155,854	2,152
Bancolombia S.A. ADR, 2.31%(7)	2,352	129
Grupo Aval Acciones y Valores S.A., 4.08%(7)	1,524,763	673
		2,954
Russia – 0.1%
Surgutneftegas PJSC, 20.01%(7)	2,286,237	1,390
Surgutneftegas PJSC ADR, 18.87%(7)	27,241	169
Transneft PJSC, 6.05%(7)	172	490
		2,049
South Korea – 0.6%
Amorepacific Corp., 1.29%(7)	3,155	243
AMOREPACIFIC Group*	774	36
Hyundai Motor Co., 5.67%(7)	8,997	558
Hyundai Motor Co. (2nd Preferred), 5.22%(7)	13,047	896
LG Chem Ltd., 3.52%(7)	3,239	484
LG Household & Health Care Ltd., 1.21%(7)	706	470
Samsung Electronics Co. Ltd., 3.1%(7)	304,883	11,895
		14,582
Total Preferred Stocks
(Cost $57,786)		78,346

EQUITY INDEX FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS – 0.0%
India – 0.0%
Britannia Industries Ltd.,
8.00%, 8/28/22 (INR)	$747	$11
Total Foreign Issuer Bonds
(Cost $10)		11

	NUMBER OF SHARES	VALUE (000S)
RIGHTS – 0.0%
Brazil – 0.0%
Lojas Americanas S.A.*	2,847	$7
India – 0.0%
Piramal Enterprises Ltd.*	4,210	13
Total Rights
(Cost $—)		20

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.0%
Thailand – 0.0%
BTS Group Holdings PCL, Exp. 12/31/2021, $0.00(3) *	265,230	$—
Total Warrants
(Cost $—)		—

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.7%
iShares Core MSCI Emerging Markets ETF	234,600	$12,612
iShares MSCI Emerging Markets ETF	158,000	7,089
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.48%(8) (9)	20,447,620	20,448
Total Investment Companies
(Cost $39,806)		40,149

Total Investments – 99.6%
(Cost $1,598,310)		2,351,934
Other Assets less Liabilities – 0.4%		8,712
Net Assets – 100.0%		$2,360,646

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Level 3 asset that is worthless, bankrupt or has been delisted.
(4)	Level 3 asset.
(5)	Restricted security that has been deemed illiquid. At December 31, 2019, the value of this restricted illiquid security amounted to approximately $16,000 or 0.0% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
VTB Bank PJSC GDR	5/11/07-10/28/09	$80

(6)	Cost and Value amounts round to less than one thousand.
(7)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day current yield as of December 31, 2019 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

CPO – Certificado de Participación Ordinario

ETF – Exchange-Traded Fund

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

PCL – Public Company Limited

PLC – Public Limited Company

REIT – Real Estate Investment Trust

INR - Indian Rupee
Percentages shown are based on Net Assets.
At December 31, 2019, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Toronto-Dominion Bank	Indian Rupee	11,913	United States Dollar	167	3/18/20	$718
Citibank	Hong Kong Dollar	6,430	United States Dollar	822	3/18/20	(2,304)
Goldman Sachs	Brazilian Real	3,062	United States Dollar	740	3/18/20	(18,281)
Goldman Sachs	Taiwan Dollar	60,259	United States Dollar	1,995	3/18/20	(31,294)
Morgan Stanley	Korean Won	861,430	United States Dollar	724	3/18/20	(23,343)
Subtotal Depreciation						(75,222)
Total						$(74,504)
At December 31, 2019, the Fund had open futures contracts as follows:

NORTHERN FUNDS QUARTERLY REPORT     21    EQUITY INDEX FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
MSCI Emerging Markets Index (United States Dollar)	604	$33,830	Long	3/20	$907
At December 31, 2019, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	10.9%
Consumer Discretionary	14.0
Consumer Staples	6.3
Energy	7.3
Financials	24.9
Health Care	2.8
Industrials	5.3
Information Technology	15.6
Materials	7.3
Real Estate	3.0
Utilities	2.6
Total	100.0%
At December 31, 2019, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Hong Kong Dollar	20.7%
United States Dollar	13.0
Korean Won	11.5
Taiwan Dollar	11.5
Indian Rupee	8.5
Brazilian Real	7.3
All other currencies less than 5%	27.5
Total	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2019 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2019:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Argentina	$3,680	$—	$—	$3,680
Chile	15	15,627	—	15,642
China	214,637	490,547	—	705,184
Egypt	2,887	365	—	3,252
Greece	1,388	5,155	10	6,553
Hong Kong	561	86,179	—	86,740
India	109	199,322	—	199,431
Mexico	52,645	—	—	52,645
Peru	7,813	—	—	7,813
Russia	2,073	86,402	—	88,475
Saudi Arabia	3,457	56,822	—	60,279
South Korea	44	255,696	—	255,740
Taiwan	4,406	265,870	—	270,276
All Other Countries(1)	—	477,698	—	477,698
Total Common Stocks	293,715	1,939,683	10	2,233,408
Preferred Stocks:
Colombia	129	2,825	—	2,954
Russia	169	1,880	—	2,049
South Korea	36	14,546	—	14,582
All Other Countries(1)	—	58,761	—	58,761
Total Preferred Stocks	334	78,012	—	78,346
Warrants	—	—	—	—
Foreign Issuer Bonds	—	11	—	11
Rights:
Brazil	7	—	—	7
India	—	13	—	13
Total Rights	7	13	—	20
Investment Companies	40,149	—	—	40,149
Total Investments	$334,205	$2,017,719	$10	$2,351,934
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$718	$—	$718
Futures Contracts	907	—	—	907
Liabilities
Forward Foreign Currency Exchange Contracts	—	(75,222)	—	(75,222)
Total Other Financial Instruments	$907	$(74,504)	$—	$(73,597)

(1)	Classifications as defined in the Schedule of Investments.

EQUITY INDEX FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
Transactions in affiliated investments for the nine months ended December 31, 2019, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$23,521	$337,874	$340,947	$297	$20,448	20,447,620
NORTHERN FUNDS QUARTERLY REPORT     23    EQUITY INDEX FUNDS

Schedule of Investments
GLOBAL REAL ESTATE INDEX FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0%(1)
Australia – 3.3%
Abacus Property Group	520,104	$1,317
Aventus Group	358,870	717
BGP Holdings PLC(2) *	6,535,576	—
BWP Trust	636,552	1,754
Cedar Woods Properties Ltd.	66,388	366
Centuria Industrial REIT	339,315	796
Centuria Metropolitan REIT	471,104	959
Charter Hall Long Wale REIT	419,383	1,622
Charter Hall Retail REIT	465,777	1,397
Charter Hall Social Infrastructure REIT	307,066	698
Dexus	1,343,874	11,058
GDI Property Group	571,749	592
GPT Group (The)	2,386,422	9,394
Growthpoint Properties Australia Ltd.	336,840	982
Ingenia Communities Group	281,572	981
Mirvac Group (OTC Exchange)	4,816,780	10,773
National Storage REIT	963,832	1,243
Scentre Group	6,511,333	17,530
Shopping Centres Australasia Property Group	1,150,483	2,160
Stockland	2,920,115	9,485
Vicinity Centres	3,931,591	6,883
Viva Energy REIT	623,052	1,164
		81,871
Austria – 0.3%
CA Immobilien Anlagen A.G.	78,996	3,319
IMMOFINANZ A.G.*	110,400	2,958
S IMMO A.G.	58,138	1,455
		7,732
Belgium – 0.7%
Aedifica S.A.	30,148	3,835
Befimmo S.A.	27,881	1,693
Cofinimmo S.A.	31,702	4,662
Intervest Offices & Warehouses N.V.	23,275	670
Montea C.V.A	13,657	1,241
Retail Estates N.V.	10,465	985
Warehouses De Pauw - C.V.A.*	21,504	3,917
		17,003
Brazil – 0.5%
Aliansce Sonae Shopping Centers sa	162,201	2,023
BR Malls Participacoes S.A.	964,313	4,335
BR Properties S.A.*	273,452	984
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0% (1)continued
Brazil – 0.5%continued
Iguatemi Empresa de Shopping Centers S.A.	109,703	$1,444
JHSF Participacoes S.A.	300,863	534
LOG Commercial Properties e Participacoes S.A.	66,300	536
Multiplan Empreendimentos Imobiliarios S.A.*	347,672	2,867
		12,723
Canada – 1.3%
Allied Properties Real Estate Investment Trust	70,342	2,821
Artis Real Estate Investment Trust	87,182	799
Boardwalk Real Estate Investment Trust	27,086	958
Canadian Apartment Properties REIT	101,897	4,160
City Office REIT, Inc.	67,980	919
Cominar Real Estate Investment Trust	106,486	1,161
Crombie Real Estate Investment Trust	55,741	684
CT Real Estate Investment Trust	59,789	743
Dream Industrial Real Estate Investment Trust	82,347	833
Dream Office Real Estate Investment Trust	32,711	784
First Capital Real Estate Investment Trust	131,387	2,091
Granite Real Estate Investment Trust	30,125	1,531
H&R Real Estate Investment Trust	173,039	2,812
InterRent Real Estate Investment Trust	70,415	848
Killam Apartment Real Estate Investment Trust	53,737	784
Minto Apartment Real Estate Investment Trust	19,872	354
Morguard North American Residential Real Estate Investment Trust	21,848	311
Morguard Real Estate Investment Trust	28,542	259
Northview Apartment Real Estate Investment Trust	34,635	791
NorthWest Healthcare Properties Real Estate Investment Trust	75,745	696
RioCan Real Estate Investment Trust	184,037	3,793
SmartCentres Real Estate Investment Trust	88,564	2,129
Summit Industrial Income REIT	78,657	730
Tricon Capital Group, Inc.	216,852	1,775
WPT Industrial Real Estate Investment Trust	36,064	497
		33,263

EQUITY INDEX FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0% (1)continued
Chile – 0.1%
Parque Arauco S.A.	728,288	$1,795
China – 4.1%
Agile Group Holdings Ltd.	1,695,226	2,554
Beijing Capital Development Co. Ltd., Class A	180,700	206
Beijing Capital Land Ltd., Class H	1,084,000	305
Beijing North Star Co. Ltd., Class H	838,000	274
Central China Real Estate Ltd.	953,000	557
China Aoyuan Group Ltd.	1,486,000	2,429
China Enterprise Co. Ltd., Class A	290,400	194
China Evergrande Group*	2,254,000	6,271
China Fortune Land Development Co. Ltd., Class A	212,200	875
China Logistics Property Holdings Co. Ltd.*	959,000	373
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	590,200	1,684
China SCE Group Holdings Ltd.	2,216,000	1,294
China Vanke Co. Ltd., Class A	720,240	3,328
China Vanke Co. Ltd., Class H	1,836,941	7,842
CIFI Holdings Group Co. Ltd.	3,391,256	2,870
Country Garden Holdings Co. Ltd.	9,287,625	14,924
DaFa Properties Group Ltd.	293,000	208
Dexin China Holdings Co. Ltd.*	777,000	318
Fantasia Holdings Group Co. Ltd.*	1,623,000	303
Financial Street Holdings Co. Ltd., Class A	210,700	246
Gemdale Corp., Class A	318,800	664
Grandjoy Holdings Group Co. Ltd., Class A	231,400	239
Greenland Hong Kong Holdings Ltd.	989,000	430
Guangzhou R&F Properties Co. Ltd., Class H	1,251,402	2,310
Guorui Properties Ltd.	1,315,000	276
Jingrui Holdings Ltd.	577,000	191
Jinke Properties Group Co. Ltd., Class A	377,000	416
Kaisa Group Holdings Ltd.*	3,010,000	1,441
KWG Group Holdings Ltd.*	1,564,094	2,196
Logan Property Holdings Co. Ltd.	1,688,000	2,840
Longfor Group Holdings Ltd.(3)	2,192,000	10,295
Poly Developments and Holdings Group Co. Ltd., Class A	883,500	2,053
Redco Properties Group Ltd.	1,044,000	508
Redsun Properties Group Ltd.	788,000	261
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0% (1)continued
China – 4.1%continued
RiseSun Real Estate Development Co. Ltd., Class A	305,800	$432
Ronshine China Holdings Ltd.*	750,500	1,041
Seazen Group Ltd.*	2,168,000	2,645
Seazen Holdings Co. Ltd., Class A	159,600	888
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	1,373,051	1,328
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	109,300	240
Shui On Land Ltd.	4,552,277	999
Sichuan Languang Development Co. Ltd., Class A	212,200	225
Sino-Ocean Group Holding Ltd.	3,794,000	1,526
Skyfame Realty Holdings Ltd.	2,908,000	384
SOHO China Ltd.	2,575,756	972
Sunac China Holdings Ltd.	2,991,050	17,925
Tahoe Group Co. Ltd., Class A	173,000	153
Xinhu Zhongbao Co. Ltd., Class A	608,400	330
Yango Group Co. Ltd., Class A	285,900	349
Yincheng International Holding Co. Ltd.*	526,000	157
Yuzhou Properties Co. Ltd.	2,093,851	1,154
Zhenro Properties Group Ltd.	1,907,000	1,371
		103,294
Egypt – 0.1%
Heliopolis Housing	147,893	218
Medinet Nasr Housing*	852,344	256
Palm Hills Developments S.A.E.*	1,742,347	190
Six of October Development & Investment	255,318	211
Talaat Moustafa Group	1,105,285	562
		1,437
Finland – 0.0%
Citycon OYJ	85,059	893
France – 2.5%
Carmila S.A.	58,942	1,327
Covivio	58,687	6,666
Gecina S.A.	55,984	10,035
ICADE	36,510	3,980
Klepierre S.A.	242,443	9,216
Mercialys S.A.	55,036	763
Nexity S.A.	51,850	2,606
Unibail-Rodamco-Westfield	169,382	26,761
		61,354

NORTHERN FUNDS QUARTERLY REPORT     25    EQUITY INDEX FUNDS

Schedule of Investments
GLOBAL REAL ESTATE INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0% (1)continued
Germany – 3.8%
ADLER Real Estate A.G.*	55,369	$855
ADO Properties S.A.	35,492	1,279
alstria office REIT-A.G.	185,067	3,478
Aroundtown S.A.	1,125,191	10,076
Consus Real Estate A.G.*	53,754	439
Deutsche EuroShop A.G.	61,334	1,818
Deutsche Wohnen S.E.	440,572	18,005
DIC Asset A.G.	51,649	920
Front Yard Residential Corp.	63,287	781
Grand City Properties S.A.	144,749	3,472
Hamborner REIT A.G.	75,667	829
LEG Immobilien A.G.	77,498	9,179
Sirius Real Estate Ltd.	1,153,444	1,357
TAG Immobilien A.G.*	162,377	4,036
TLG Immobilien A.G.	96,324	3,074
Vonovia S.E.	630,788	33,959
		93,557
Greece – 0.0%
LAMDA Development S.A.*	73,182	676
Hong Kong – 7.9%
C&D International Investment Group Ltd.	270,000	313
Champion REIT	2,524,846	1,669
China Jinmao Holdings Group Ltd.	6,492,000	5,062
China Merchants Land Ltd.*	1,486,000	233
China Overseas Grand Oceans Group Ltd.	1,900,500	1,316
China Overseas Land & Investment Ltd.	4,698,542	18,350
China Resources Land Ltd.	3,396,155	16,922
China South City Holdings Ltd.	5,368,000	682
China Vast Industrial Urban Development Co. Ltd.	396,000	157
Chinese Estates Holdings Ltd.	565,000	447
CK Asset Holdings Ltd.	3,166,500	22,949
CSI Properties Ltd.	5,540,000	199
Far East Consortium International Ltd.	1,369,096	671
Gemdale Properties & Investment Corp. Ltd.	5,650,000	748
Hang Lung Group Ltd.	1,093,000	2,698
Hang Lung Properties Ltd.	2,483,452	5,429
Henderson Land Development Co. Ltd.	1,780,555	8,744
HKC Holdings Ltd.	195,000	159
Hongkong Land Holdings Ltd.	1,430,718	8,233
Hysan Development Co. Ltd.	774,045	3,046
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0% (1)continued
Hong Kong – 7.9%continued
Jiayuan International Group Ltd.	1,502,915	$589
K Wah International Holdings Ltd.	1,566,802	876
Kerry Properties Ltd.	809,099	2,578
Lai Sun Development Co. Ltd.	221,957	294
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	1,012,000	308
Link REIT	2,577,800	27,367
LVGEM China Real Estate Investment Co. Ltd.	1,220,000	437
Poly Property Group Co. Ltd.	2,531,000	1,051
Prosperity REIT	1,489,000	582
Road King Infrastructure Ltd.	260,000	504
Shanghai Industrial Urban Development Group Ltd.	2,266,000	285
Shenzhen Investment Ltd.	3,757,191	1,505
Shimao Property Holdings Ltd.	1,417,369	5,504
Sino Land Co. Ltd.	3,766,475	5,488
Sun Hung Kai Properties Ltd.	1,950,925	29,926
Sunlight Real Estate Investment Trust	1,331,000	861
Swire Properties Ltd.	1,435,200	4,769
Wharf Holdings (The) Ltd.	1,315,317	3,346
Wharf Real Estate Investment Co. Ltd.	1,488,317	9,126
Yuexiu Property Co. Ltd.	8,603,442	1,991
Yuexiu Real Estate Investment Trust	1,937,000	1,313
Zhuguang Holdings Group Co. Ltd.*	1,714,000	230
		196,957
India – 0.2%
Brigade Enterprises Ltd.	59,177	181
DLF Ltd.	735,107	2,379
Godrej Properties Ltd.*	71,569	993
Indiabulls Real Estate Ltd.*	229,467	209
Oberoi Realty Ltd.	64,363	480
Phoenix Mills (The) Ltd.	63,193	738
Prestige Estates Projects Ltd.	132,095	628
Sunteck Realty Ltd.	60,461	353
		5,961
Indonesia – 0.1%
Ciputra Development Tbk PT	12,739,236	949
Lippo Karawaci Tbk PT*	32,984,310	574
Pakuwon Jati Tbk PT	21,164,140	867
PP Properti Tbk PT	18,363,800	90
Rimo International Lestari Tbk PT*	42,545,100	153

EQUITY INDEX FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0% (1)continued
Indonesia – 0.1%continued
Sentul City Tbk PT*	23,107,900	$142
Summarecon Agung Tbk PT	10,179,100	736
		3,511
Ireland – 0.1%
Hibernia REIT PLC	848,473	1,344
Irish Residential Properties REIT PLC	541,760	965
		2,309
Israel – 0.4%
AFI Properties Ltd.*	28,590	1,188
Amot Investments Ltd.	206,742	1,501
Bayside Land Corp.	1,328	1,021
Blue Square Real Estate Ltd.	6,158	436
Industrial Buildings Corp. Ltd.*	698,678	1,909
Melisron Ltd.	22,175	1,418
Property & Building Corp. Ltd.	2,580	275
Reit 1 Ltd.	218,714	1,308
Summit Real Estate Holdings Ltd.	44,235	591
		9,647
Italy – 0.0%
Immobiliare Grande Distribuzione SIIQ S.p.A.	65,459	455
Japan – 11.1%
Activia Properties, Inc.	851	4,268
Advance Residence Investment Corp.	1,571	4,980
Aeon Mall Co. Ltd.	126,566	2,244
AEON REIT Investment Corp.	1,747	2,394
Comforia Residential REIT, Inc.	707	2,238
Daibiru Corp.	54,100	649
Daiwa House Industry Co. Ltd.	693,500	21,486
Daiwa House REIT Investment Corp.	2,287	5,975
Daiwa Office Investment Corp.	392	3,011
Frontier Real Estate Investment Corp.	548	2,304
Fukuoka REIT Corp.	836	1,424
Global One Real Estate Investment Corp.	1,185	1,536
GLP J-Reit	4,227	5,259
Goldcrest Co. Ltd.	19,000	362
Hankyu Hanshin REIT, Inc.	665	1,047
Heiwa Real Estate Co. Ltd.	39,400	1,086
Heiwa Real Estate REIT, Inc.	1,065	1,331
Hoshino Resorts REIT, Inc.	273	1,407
Hulic Co. Ltd.	372,540	4,484
Hulic Reit, Inc.	1,382	2,508
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0% (1)continued
Japan – 11.1%continued
Ichigo Office REIT Investment	1,509	$1,568
Ichigo, Inc.	311,400	1,311
Industrial & Infrastructure Fund Investment Corp.	1,979	3,019
Invesco Office J-Reit, Inc.	10,936	2,267
Invincible Investment Corp.	7,471	4,256
Japan Excellent, Inc.	1,443	2,337
Japan Hotel REIT Investment Corp.	5,468	4,086
Japan Logistics Fund, Inc.	1,055	2,691
Japan Prime Realty Investment Corp.	962	4,225
Japan Real Estate Investment Corp.	1,611	10,688
Japan Rental Housing Investments, Inc.	2,015	1,971
Japan Retail Fund Investment Corp.	3,208	6,897
Katitas Co. Ltd.	29,100	1,286
Kenedix Office Investment Corp.	526	4,064
Kenedix Residential Next Investment Corp.	1,059	2,000
Kenedix Retail REIT Corp.	594	1,511
LaSalle Logiport REIT	1,579	2,346
Leopalace21 Corp.*	289,500	949
MCUBS MidCity Investment Corp.	1,917	2,082
Mirai Corp.	1,890	1,063
Mitsubishi Estate Co. Ltd.	1,447,980	27,681
Mitsubishi Estate Logistics REIT Investment Corp.	337	1,106
Mitsui Fudosan Co. Ltd.	1,092,562	26,685
Mitsui Fudosan Logistics Park, Inc.	419	1,860
Mori Hills REIT Investment Corp.	2,068	3,435
Mori Trust Hotel Reit, Inc.	381	528
Mori Trust Sogo Reit, Inc.	1,216	2,183
Nippon Accommodations Fund, Inc.	535	3,381
Nippon Building Fund, Inc.	1,641	12,025
Nippon Prologis REIT, Inc.	2,445	6,229
NIPPON REIT Investment Corp.	552	2,431
Nomura Real Estate Holdings, Inc.	154,000	3,706
Nomura Real Estate Master Fund, Inc.	5,010	8,562
One REIT, Inc.	267	880
Orix JREIT, Inc.	3,209	6,958
Premier Investment Corp.	1,618	2,289
SAMTY Co. Ltd.	31,700	652
Samty Residential Investment Corp.	357	379
Sekisui House Reit, Inc.	4,993	4,200
Star Asia Investment Corp.	412	443
Starts Proceed Investment Corp.	257	479

NORTHERN FUNDS QUARTERLY REPORT     27    EQUITY INDEX FUNDS

Schedule of Investments
GLOBAL REAL ESTATE INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0% (1)continued
Japan – 11.1%continued
Sumitomo Realty & Development Co. Ltd.	408,325	$14,242
Sun Frontier Fudousan Co. Ltd.	34,100	408
Takara Leben Co. Ltd.	94,900	440
Takara Leben Real Estate Investment Corp.	520	605
TOC Co. Ltd.	49,000	403
Tokyo Tatemono Co. Ltd.	239,800	3,741
Tokyu REIT, Inc.	1,080	2,049
Tosei Corp.	37,000	505
United Urban Investment Corp.	3,626	6,804
Unizo Holdings Co. Ltd.	31,500	1,479
		277,378
Malaysia – 0.2%
Eco World Development Group Bhd.*	1,077,900	196
Eco World International Bhd.*	742,800	167
IGB Real Estate Investment Trust	2,209,600	1,021
Mah Sing Group Bhd.	1,290,100	223
Matrix Concepts Holdings Bhd.	489,600	229
Pavilion Real Estate Investment Trust	732,600	312
Sime Darby Property Bhd.	2,742,500	614
SP Setia Bhd. Group	1,902,269	745
Sunway Real Estate Investment Trust	1,856,500	827
UEM Sunrise Bhd.*	1,638,000	282
YTL Hospitality REIT	747,300	249
		4,865
Mexico – 0.5%
Concentradora Fibra Danhos S.A. de C.V.	334,453	508
Concentradora Fibra Hotelera Mexicana S.A. de C.V.	933,869	439
Corp. Inmobiliaria Vesta S.A.B. de C.V.	719,600	1,298
Fibra Uno Administracion S.A. de C.V.	3,928,709	6,084
Macquarie Mexico Real Estate Management S.A. de C.V.	950,689	1,243
PLA Administradora Industrial S de RL de C.V.	975,000	1,598
Prologis Property Mexico S.A. de C.V.	424,100	942
		12,112
Netherlands – 0.2%
Brack Capital Properties N.V.*	3,232	331
Eurocommercial Properties N.V. - C.V.A	52,416	1,470
NSI N.V.	23,183	1,130
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0% (1)continued
Netherlands – 0.2%continued
Vastned Retail N.V.	13,072	$393
Wereldhave N.V.	40,431	913
		4,237
New Zealand – 0.3%
Argosy Property Ltd.	1,020,749	949
Goodman Property Trust	1,275,142	1,907
Kiwi Property Group Ltd.	1,775,033	1,865
Precinct Properties New Zealand Ltd.	1,369,583	1,692
		6,413
Norway – 0.2%
Entra ASA	212,897	3,519
Selvaag Bolig ASA	49,303	417
		3,936
Philippines – 0.9%
Altus San Nicolas Corp.*	45,757	5
Ayala Land, Inc.	9,045,581	8,112
DoubleDragon Properties Corp.*	800,200	299
Filinvest Land, Inc.	11,879,989	351
Megaworld Corp.	13,467,001	1,060
Robinsons Land Corp.	2,590,396	1,409
SM Prime Holdings, Inc.	12,402,853	10,287
Vista Land & Lifescapes, Inc.	4,494,200	687
		22,210
Qatar – 0.1%
Barwa Real Estate Co.	2,351,942	2,287
United Development Co. QSC	2,156,559	900
		3,187
Romania – 0.2%
NEPI Rockcastle PLC	467,493	4,132
Russia – 0.0%
LSR Group PJSC GDR	240,757	598
Saudi Arabia – 0.1%
Arriyadh Development Co.	102,064	408
Dar Al Arkan Real Estate Development Co.*	650,851	1,910
Emaar Economic City*	475,767	1,211
Saudi Real Estate Co.*	98,766	360
		3,889
Singapore – 2.8%
Ascendas Hospitality Trust	845,700	704
Ascendas Real Estate Investment Trust	3,541,357	7,824
Ascott Residence Trust	1,477,660	1,461

EQUITY INDEX FUNDS    28    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0% (1)continued
Singapore – 2.8%continued
Cache Logistics Trust	1,142,500	$608
CapitaLand Commercial Trust	3,311,971	4,904
CapitaLand Mall Trust	3,169,515	5,798
CapitaLand Retail China Trust	885,824	1,060
CDL Hospitality Trusts	977,092	1,177
Chip Eng Seng Corp. Ltd.	416,200	192
City Developments Ltd.	559,700	4,564
Eagle Hospitality Trust*	459,100	250
ESR-REIT	2,474,530	975
Far East Hospitality Trust	881,703	485
First Real Estate Investment Trust	669,351	495
Frasers Centrepoint Trust	894,312	1,868
Frasers Commercial Trust	841,859	1,039
Frasers Hospitality Trust	893,200	472
Frasers Logistics & Industrial Trust	2,076,800	1,915
GuocoLand Ltd.	351,000	512
Keppel DC REIT	1,376,334	2,129
Keppel REIT	2,303,720	2,124
Lippo Malls Indonesia Retail Trust	2,233,000	374
Manulife U.S. Real Estate Investment Trust	1,728,403	1,729
Mapletree Commercial Trust	2,472,054	4,393
Mapletree Industrial Trust	1,740,936	3,367
Mapletree Logistics Trust	3,128,514	4,050
Mapletree North Asia Commercial Trust	2,735,800	2,362
OUE Commercial Real Estate Investment Trust	2,675,500	1,124
OUE Ltd.	345,500	383
Oxley Holdings Ltd.	998,437	264
Parkway Life Real Estate Investment Trust	469,500	1,159
Prime U.S. REIT*	384,500	371
Sabana Shari'ah Compliant Industrial Real Estate Investment Trust	937,000	320
Sasseur Real Estate Investment Trust	495,300	326
Soilbuild Business Space REIT	1,045,480	404
SPH REIT	973,200	774
Starhill Global REIT	1,687,200	909
Suntec Real Estate Investment Trust	2,410,091	3,298
UOL Group Ltd.	571,897	3,542
Yanlord Land Group Ltd.	694,000	625
		70,330
South Africa – 0.7%
Attacq Ltd.	749,942	665
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0% (1)continued
South Africa – 0.7%continued
Emira Property Fund Ltd.	504,152	$475
Equites Property Fund Ltd.	547,498	782
Growthpoint Properties Ltd.	3,646,988	5,771
Hyprop Investments Ltd.	316,678	1,267
Investec Property Fund Ltd.	609,105	641
Redefine Properties Ltd.	6,761,722	3,656
Resilient REIT Ltd.	345,240	1,677
SA Corporate Real Estate Ltd.	2,449,231	535
Stor-Age Property REI.T Ltd., Class A	418,863	442
Vukile Property Fund Ltd.	945,745	1,310
		17,221
South Korea – 0.0%
Dongwon Development Co. Ltd.	44,454	157
SK D&D Co. Ltd.	8,610	216
		373
Spain – 0.5%
Aedas Homes S.A.U.*	26,095	629
Inmobiliaria Colonial Socimi S.A.	310,650	3,964
Lar Espana Real Estate Socimi S.A.	100,966	806
Merlin Properties Socimi S.A.	431,245	6,197
Metrovacesa S.A.*	53,667	528
		12,124
Sweden – 1.6%
Atrium Ljungberg AB, Class B	55,738	1,342
Castellum AB	317,932	7,471
Catena AB	25,505	1,126
Dios Fastigheter AB	103,338	947
Fabege AB	324,285	5,393
Fastighets AB Balder, Class B*	124,021	5,739
Hemfosa Fastigheter AB	207,796	2,688
Hufvudstaden AB, Class A	136,930	2,707
John Mattson Fastighetsforetagen AB*	22,314	335
Klovern AB, Class B	571,296	1,402
Kungsleden AB	228,023	2,396
Nyfosa AB*	206,358	1,785
Sagax AB, Class D	104,800	407
Samhallsbyggnadsbolaget i Norden AB, Class D	90,945	338
Wallenstam AB, Class B	199,815	2,416
Wihlborgs Fastigheter AB	169,778	3,127
		39,619
Switzerland – 1.2%
Allreal Holding A.G. (Registered)*	17,689	3,516

NORTHERN FUNDS QUARTERLY REPORT     29    EQUITY INDEX FUNDS

Schedule of Investments
GLOBAL REAL ESTATE INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0% (1)continued
Switzerland – 1.2%continued
Intershop Holding A.G.	1,437	$842
IWG PLC	821,593	4,745
Mobimo Holding A.G. (Registered)*	8,163	2,433
PSP Swiss Property A.G. (Registered)	50,713	7,004
Swiss Prime Site A.G. (Registered)*	93,179	10,802
		29,342
Taiwan – 0.2%
Cathay Real Estate Development Co. Ltd.	615,000	430
Chong Hong Construction Co. Ltd.	207,000	562
Farglory Land Development Co. Ltd.	335,000	451
Highwealth Construction Corp.	1,016,000	1,570
Huaku Development Co. Ltd.	296,000	915
Hung Sheng Construction Ltd.*	557,760	481
Kindom Development Co. Ltd.	356,000	379
Prince Housing & Development Corp.	1,235,000	463
Radium Life Tech Co. Ltd.	750,420	292
Shining Building Business Co. Ltd.*	414,197	151
		5,694
Thailand – 0.7%
Amata Corp. PCL NVDR	947,800	633
Ananda Development PCL NVDR	1,655,600	144
AP Thailand PCL (Registered)	441,405	110
AP Thailand PCL NVDR	2,343,004	577
Central Pattana PCL (Registered)	811,626	1,687
Central Pattana PCL NVDR	1,947,398	4,026
Land & Houses PCL NVDR	10,314,400	3,370
LPN Development PCL (Registered)	8,475	1
LPN Development PCL NVDR	1,508,401	220
Origin Property PCL NVDR	870,000	203
Platinum Group (The) PCL NVDR	1,015,800	139
Pruksa Holding PCL NVDR	620,300	306
Quality Houses PCL NVDR	10,113,700	863
Sansiri PCL NVDR	14,947,366	543
SC Asset Corp. PCL (Registered)	747,984	56
SC Asset Corp. PCL NVDR	966,724	73
Siam Future Development PCL NVDR	1,399,032	247
Singha Estate PCL NVDR	3,550,100	308
Supalai PCL (Registered)	280,445	168
Supalai PCL NVDR	1,639,700	976
U City PCL NVDR*	3,966,400	226
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0% (1)continued
Thailand – 0.7%continued
Univentures PCL NVDR	727,400	$156
WHA Corp. PCL NVDR	10,984,300	1,419
		16,451
United Arab Emirates – 0.2%
Aldar Properties PJSC	4,737,450	2,787
Deyaar Development PJSC*	1,760,335	180
Emaar Malls PJSC	3,223,174	1,605
Eshraq Investments PJSC*	1,369,341	120
RAK Properties PJSC*	1,168,057	138
		4,830
United Kingdom – 4.0%
Assura PLC	2,949,317	3,049
Big Yellow Group PLC	194,837	3,105
British Land (The) Co. PLC	1,082,217	9,214
Capital & Counties Properties PLC	889,704	3,099
Civitas Social Housing PLC	772,080	935
Custodian Reit PLC	459,886	695
Derwent London PLC	129,992	6,943
Empiric Student Property PLC	721,919	933
GCP Student Living PLC	508,092	1,334
Grainger PLC	754,335	3,132
Great Portland Estates PLC	290,140	3,309
Hammerson PLC	940,002	3,875
Hansteen Holdings PLC	508,676	783
Helical PLC	128,574	809
Intu Properties PLC*	1,135,359	513
Land Securities Group PLC	863,048	11,341
LondonMetric Property PLC	980,014	3,084
LXI REIT PLC	641,808	1,191
NewRiver REIT PLC	378,090	1,006
Picton Property Income (The) Ltd.	644,452	829
Primary Health Properties PLC	1,394,571	2,954
RDI REIT PLC	335,518	582
Regional REI.T Ltd.	466,611	700
Safestore Holdings PLC	258,260	2,759
Schroder Real Estate Investment Trust Ltd.	608,343	448
Segro PLC	1,337,829	15,969
Shaftesbury PLC	188,792	2,375
St. Modwen Properties PLC	247,897	1,637
Standard Life Investment Property Income Trust Ltd.	487,606	588
Tritax Big Box REIT PLC	2,093,662	4,132
UNITE Group (The) PLC	355,513	5,945

EQUITY INDEX FUNDS    30    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0% (1)continued
United Kingdom – 4.0%continued
Watkin Jones PLC	185,421	$599
Workspace Group PLC	166,358	2,636
		100,503
United States – 46.9%
Acadia Realty Trust	103,961	2,696
Agree Realty Corp.	51,419	3,608
Alexander's, Inc.	2,849	941
Alexandria Real Estate Equities, Inc.	138,686	22,409
American Assets Trust, Inc.	62,413	2,865
American Campus Communities, Inc.	168,161	7,909
American Finance Trust, Inc.	131,074	1,738
American Homes 4 Rent, Class A	330,092	8,652
Apartment Investment & Management Co., Class A	182,200	9,411
Apple Hospitality REIT, Inc.	260,648	4,236
Ashford Hospitality Trust, Inc.	116,950	326
AvalonBay Communities, Inc.	170,843	35,826
Boston Properties, Inc.	189,135	26,074
Braemar Hotels & Resorts, Inc.	32,981	295
Brandywine Realty Trust	216,613	3,412
Brixmor Property Group, Inc.	364,673	7,881
Camden Property Trust	118,356	12,558
CareTrust REIT, Inc.	117,282	2,420
Cedar Realty Trust, Inc.	105,976	313
Chatham Lodging Trust	58,347	1,070
Colony Capital, Inc.	567,738	2,697
Columbia Property Trust, Inc.	144,127	3,014
Community Healthcare Trust, Inc.	22,669	972
CorePoint Lodging, Inc.	49,035	524
CoreSite Realty Corp.	45,194	5,067
Corporate Office Properties Trust	137,333	4,035
Cousins Properties, Inc.	177,991	7,333
CubeSmart	235,697	7,420
CyrusOne, Inc.	138,601	9,069
DiamondRock Hospitality Co.	246,571	2,732
Digital Realty Trust, Inc.	255,011	30,535
Douglas Emmett, Inc.	203,610	8,938
Duke Realty Corp.	441,981	15,323
Easterly Government Properties, Inc.	87,008	2,065
EastGroup Properties, Inc.	45,927	6,093
Empire State Realty Trust, Inc., Class A	185,783	2,594
Equinix, Inc.	103,810	60,594
Equity Commonwealth	149,545	4,910
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0% (1)continued
United States – 46.9%continued
Equity Commonwealth - (Fractional Shares)(2)	75,000	$—
Equity LifeStyle Properties, Inc.	211,641	14,897
Equity Residential	453,676	36,711
Essex Property Trust, Inc.	80,399	24,189
Extra Space Storage, Inc.	157,291	16,613
Federal Realty Investment Trust	91,678	11,802
First Industrial Realty Trust, Inc.	154,638	6,419
Four Corners Property Trust, Inc.	84,190	2,373
Franklin Street Properties Corp.	127,861	1,094
FRP Holdings, Inc.*	8,321	414
Getty Realty Corp.	43,198	1,420
Gladstone Commercial Corp.	38,801	848
Global Medical REIT, Inc.	37,546	497
Global Net Lease, Inc.	103,904	2,107
Healthcare Realty Trust, Inc.	158,287	5,282
Healthcare Trust of America, Inc., Class A	251,210	7,607
Healthpeak Properties, Inc.	601,137	20,721
Hersha Hospitality Trust	46,698	679
Highwoods Properties, Inc.	127,083	6,216
Host Hotels & Resorts, Inc.	893,629	16,577
Howard Hughes (The) Corp.*	50,230	6,369
Hudson Pacific Properties, Inc.	188,923	7,113
Independence Realty Trust, Inc.	111,044	1,564
Industrial Logistics Properties Trust	80,257	1,799
Innovative Industrial Properties, Inc.	13,869	1,052
Investors Real Estate Trust	13,837	1,003
Invitation Homes, Inc.	657,740	19,712
Iron Mountain, Inc.	351,564	11,204
JBG SMITH Properties	155,994	6,223
Kennedy-Wilson Holdings, Inc.	157,845	3,520
Kilroy Realty Corp.	123,544	10,365
Kimco Realty Corp.	516,566	10,698
Kite Realty Group Trust	103,468	2,021
Lexington Realty Trust	258,939	2,750
Liberty Property Trust	191,479	11,498
Life Storage, Inc.	57,149	6,188
LTC Properties, Inc.	48,998	2,194
Macerich (The) Co.	138,729	3,735
Mack-Cali Realty Corp.	111,556	2,580
Medical Properties Trust, Inc.	624,123	13,175
Mid-America Apartment Communities, Inc.	139,450	18,388

NORTHERN FUNDS QUARTERLY REPORT     31    EQUITY INDEX FUNDS

Schedule of Investments
GLOBAL REAL ESTATE INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0% (1)continued
United States – 46.9%continued
Monmouth Real Estate Investment Corp.	111,837	$1,619
National Health Investors, Inc.	53,216	4,336
National Retail Properties, Inc.	200,138	10,731
National Storage Affiliates Trust	72,812	2,448
New Senior Investment Group, Inc.	102,638	785
NexPoint Residential Trust, Inc.	23,764	1,069
Office Properties Income Trust	59,270	1,905
Omega Healthcare Investors, Inc.	267,203	11,316
One Liberty Properties, Inc.	17,101	465
Paramount Group, Inc.	230,251	3,205
Park Hotels & Resorts, Inc.	293,912	7,604
Pebblebrook Hotel Trust	160,419	4,301
Pennsylvania Real Estate Investment Trust	86,397	460
Physicians Realty Trust	226,681	4,293
Piedmont Office Realty Trust, Inc., Class A	154,342	3,433
Preferred Apartment Communities, Inc., Class A	52,586	700
Prologis, Inc. (New York Exchange)	772,348	68,847
PS Business Parks, Inc.	25,170	4,150
Public Storage (New York Exchange)	192,308	40,954
QTS Realty Trust, Inc., Class A	67,809	3,680
Realty Income Corp.	389,263	28,661
Regency Centers Corp.	205,038	12,936
Retail Opportunity Investments Corp.	140,769	2,486
Retail Properties of America, Inc., Class A	262,115	3,512
Retail Value, Inc.	19,959	734
Rexford Industrial Realty, Inc.	134,135	6,126
RLJ Lodging Trust	211,519	3,748
RPT Realty	99,035	1,489
Ryman Hospitality Properties, Inc.	59,888	5,190
Sabra Health Care REIT, Inc.	232,290	4,957
Saul Centers, Inc.	16,423	867
Senior Housing Properties Trust	291,981	2,464
Seritage Growth Properties, Class A	43,118	1,728
Service Properties Trust	201,706	4,908
Simon Property Group, Inc.	377,018	56,161
SITE Centers Corp.	177,519	2,489
SL Green Realty Corp.	100,994	9,279
Spirit Realty Capital, Inc.	110,249	5,422
STAG Industrial, Inc.	155,548	4,911
STORE Capital Corp.	268,341	9,993
Summit Hotel Properties, Inc.	130,023	1,604
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0% (1)continued
United States – 46.9%continued
Sun Communities, Inc.	110,915	$16,648
Sunstone Hotel Investors, Inc.	276,219	3,845
Tanger Factory Outlet Centers, Inc.	115,060	1,695
Taubman Centers, Inc.	75,309	2,341
Terreno Realty Corp.	80,106	4,337
UDR, Inc.	358,197	16,728
UMH Properties, Inc.	45,357	713
Universal Health Realty Income Trust	16,066	1,886
Urban Edge Properties	148,751	2,853
Urstadt Biddle Properties, Inc., Class A	37,111	922
Ventas, Inc.	456,091	26,335
VEREIT, Inc.	1,291,467	11,933
Vornado Realty Trust	210,328	13,987
Washington Prime Group, Inc.	230,098	838
Washington Real Estate Investment Trust	98,382	2,871
Weingarten Realty Investors	149,791	4,679
Welltower, Inc. (New York Exchange)	495,955	40,559
Whitestone REIT	42,145	574
WP Carey, Inc.	209,034	16,731
Xenia Hotels & Resorts, Inc.	138,426	2,991
		1,167,604
Total Common Stocks
(Cost $1,837,204)		2,441,486

RIGHTS – 0.0%
China – 0.0%
Beijing Capital Land Ltd., Class H*	542,000	22
Total Rights
(Cost $—)		22

INVESTMENT COMPANIES – 1.2%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.48%(4) (5)	29,552,128	29,552
Total Investment Companies
(Cost $29,552)		29,552

Total Investments – 99.2%
(Cost $1,866,756)		2,471,060
Other Assets less Liabilities – 0.8%		19,018
Net Assets – 100.0%		$2,490,078

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.

EQUITY INDEX FUNDS    32    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of this security is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of December 31, 2019 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

PCL – Public Company Limited

PLC – Public Limited Company

REIT – Real Estate Investment Trust
Percentages shown are based on Net Assets.
At December 31, 2019, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Citibank	United States Dollar	692	Australian Dollar	1,002	3/18/20	$12
Citibank	United States Dollar	984	Hong Kong Dollar	7,691	3/18/20	3
Citibank	United States Dollar	1	Singapore Dollar	1	3/18/20	—*
Morgan Stanley	United States Dollar	2,973	Canadian Dollar	3,900	3/18/20	31
Morgan Stanley	United States Dollar	1,500	Euro	1,333	3/18/20	3
Morgan Stanley	United States Dollar	174	Swiss Franc	170	3/18/20	3
Subtotal Appreciation						52
BNY Mellon	United States Dollar	2,200	Hong Kong Dollar	17,142	3/18/20	(1)
BNY Mellon	United States Dollar	104	Swedish Krona	975	3/18/20	—*
JPMorgan Chase	British Pound	81	United States Dollar	107	3/18/20	(1)
Morgan Stanley	Canadian Dollar	3,657	United States Dollar	2,774	3/18/20	(43)
Morgan Stanley	Euro	829	United States Dollar	929	3/18/20	(6)
Morgan Stanley	United States Dollar	1,222	Japanese Yen	131,857	3/18/20	(3)
Subtotal Depreciation						(54)
Total						$(2)

*	Amounts round to less than a thousand.
At December 31, 2019, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500 (United States Dollar)	173	$27,949	Long	3/20	$357
E-Mini S&P MidCap 400 (United States Dollar)	30	6,194	Long	3/20	64
MSCI EAFE Index (United States Dollar)	51	5,193	Long	3/20	46
MSCI Emerging Markets Index (United States Dollar)	130	7,281	Long	3/20	135
S&P/TSX 60 Index (Canadian Dollar)	22	3,430	Long	3/20	1
Total					$603
At December 31, 2019, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Retail REITs	14.4%
Office REITs	10.9
Residential REITs	10.8
Real Estate Operating Companies	10.5
Diversified REITs	9.6
Real Estate Development	9.4
Specialized REITs	8.5
Diversified Real Estate Activities	8.1
Industrial REITs	7.9
Health Care REITs	6.6
Other Industries less than 5%	3.3
Total	100.0%

NORTHERN FUNDS QUARTERLY REPORT     33    EQUITY INDEX FUNDS

Schedule of Investments
GLOBAL REAL ESTATE INDEX FUND continued	December 31, 2019 (UNAUDITED)
At December 31, 2019, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	49.0%
Hong Kong Dollar	11.3
Japanese Yen	11.2
Euro	8.0
All other currencies less than 5%	20.5
Total	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2019 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2019:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Canada	$33,263	$—	$—	$33,263
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Egypt	$991	$446	$—	$1,437
Germany	781	92,776	—	93,557
Mexico	12,112	—	—	12,112
United States	1,167,604	—	—	1,167,604
All Other Countries(1)	—	1,133,513	—	1,133,513
Total Common Stocks	1,214,751	1,226,735	—	2,441,486
Rights(1)	—	22	—	22
Investment Companies	29,552	—	—	29,552
Total Investments	$1,244,303	$1,226,757	$—	$2,471,060
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$52	$—	$52
Futures Contracts	603	—	—	603
Liabilities
Forward Foreign Currency Exchange Contracts	—	(54)	—	(54)
Total Other Financial Instruments	$603	$(2)	$—	$601

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2019, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$7,610	$347,144	$325,202	$346	$29,552	29,552,128
EQUITY INDEX FUNDS    34    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
GLOBAL SUSTAINABILITY INDEX FUND	December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0%(1)
Argentina – 0.1%
MercadoLibre, Inc.*	1,592	$911
Australia – 3.0%
AMP Ltd.	118,688	160
APA Group	41,995	328
ASX Ltd.	6,873	379
Aurizon Holdings Ltd.	71,507	263
AusNet Services	62,807	75
Australia & New Zealand Banking Group Ltd.	100,625	1,743
Bendigo & Adelaide Bank Ltd.	17,737	122
BlueScope Steel Ltd.	18,199	193
Boral Ltd.	42,277	133
Brambles Ltd.	56,179	463
Coca-Cola Amatil Ltd.	17,974	140
Cochlear Ltd.	2,037	322
Coles Group Ltd.	40,347	421
Commonwealth Bank of Australia	62,841	3,533
Computershare Ltd.	17,366	205
CSL Ltd.	16,094	3,123
Dexus	38,840	320
Fortescue Metals Group Ltd.	49,285	371
Goodman Group	58,371	549
GPT Group (The)	69,059	272
Harvey Norman Holdings Ltd.	19,369	55
Insurance Australia Group Ltd.	82,116	442
Lendlease Group	20,343	252
Macquarie Group Ltd.	11,527	1,118
Mirvac Group (OTC Exchange)	137,538	308
National Australia Bank Ltd.	102,335	1,773
Newcrest Mining Ltd.	27,255	577
Orica Ltd.	13,225	204
Origin Energy Ltd.	63,216	376
Ramsay Health Care Ltd.	5,734	293
SEEK Ltd.	11,889	189
Stockland	84,494	274
Sydney Airport	39,191	239
Telstra Corp. Ltd.	147,475	367
Transurban Group (OTC Exchange)	96,219	1,009
Wesfarmers Ltd.	40,371	1,176
Westpac Banking Corp.	123,884	2,111
Woodside Petroleum Ltd.	33,227	804
Worley Ltd.	11,424	123
		24,805
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)continued
Austria – 0.1%
ANDRITZ A.G.	2,577	$111
OMV A.G.	5,143	289
voestalpine A.G.	4,177	116
		516
Belgium – 0.2%
Colruyt S.A.	1,956	102
KBC Group N.V.	8,855	668
Solvay S.A., Class A	2,625	305
UCB S.A.	4,485	357
Umicore S.A.	6,904	337
		1,769
Canada – 3.7%
Agnico Eagle Mines Ltd.	8,425	519
Algonquin Power & Utilities Corp.	18,456	261
Alimentation Couche-Tard, Inc., Class B	30,924	981
AltaGas Ltd.	9,733	148
Aurora Cannabis, Inc.*	23,864	51
Bank of Montreal	22,689	1,758
Bank of Nova Scotia (The)	43,343	2,448
BlackBerry Ltd.*	19,310	124
CAE, Inc.	9,620	255
Canadian Apartment Properties REIT	2,765	113
Canadian Imperial Bank of Commerce	15,823	1,317
Canadian National Railway Co.	25,495	2,306
Canadian Tire Corp. Ltd., Class A	2,095	226
Canopy Growth Corp.*	7,323	154
Cenovus Energy, Inc.	37,086	377
CGI, Inc.*	8,537	714
Cronos Group, Inc.*	6,483	50
Empire Co. Ltd., Class A	6,330	149
Enbridge, Inc.	71,861	2,857
Encana Corp. (New York Exchange)	46,087	216
First Capital Real Estate Investment Trust	6,198	99
Fortis, Inc.	15,639	649
Franco-Nevada Corp.	6,663	688
Gildan Activewear, Inc.	7,286	215
Loblaw Cos. Ltd.	6,507	336
Lululemon Athletica, Inc.*	3,929	910
Lundin Mining Corp.	23,880	143
Magna International, Inc.	10,450	573
Metro, Inc.	9,025	372
Nutrien Ltd.	20,239	969
Open Text Corp.	9,558	421

NORTHERN FUNDS QUARTERLY REPORT     35    EQUITY INDEX FUNDS

Schedule of Investments
GLOBAL SUSTAINABILITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)continued
Canada – 3.7%continued
PrairieSky Royalty Ltd.	6,980	$82
Rogers Communications, Inc., Class B	12,791	635
Shopify, Inc., Class A*	3,561	1,416
Sun Life Financial, Inc.	20,992	957
Suncor Energy, Inc.	55,315	1,813
Teck Resources Ltd., Class B	17,498	303
TELUS Corp.	7,040	273
Toronto-Dominion Bank (The)	64,600	3,623
West Fraser Timber Co. Ltd.	1,900	84
Wheaton Precious Metals Corp.	15,846	472
WSP Global, Inc.	3,803	260
		30,317
Denmark – 0.9%
Chr Hansen Holding A/S	3,754	298
Coloplast A/S, Class B	4,219	525
Demant A/S*	3,780	119
Genmab A/S*	2,285	509
H Lundbeck A/S	2,511	96
ISS A/S	5,445	131
Novo Nordisk A/S, Class B	62,817	3,643
Novozymes A/S, Class B	7,553	370
Orsted A/S(2)	6,713	696
Pandora A/S	3,547	154
Tryg A/S	4,425	131
Vestas Wind Systems A/S	6,707	678
		7,350
Finland – 0.3%
Metso OYJ	3,650	144
Neste OYJ	15,065	524
Nokian Renkaat OYJ	4,597	133
Orion OYJ, Class B	3,708	172
Stora Enso OYJ, Class R	20,598	299
UPM-Kymmene OYJ	18,930	656
Wartsila OYJ Abp	15,681	173
		2,101
France – 3.3%
Accor S.A.	6,214	292
Air Liquide S.A.	16,741	2,379
Atos S.E.	3,537	296
AXA S.A.	68,570	1,935
Bouygues S.A.	7,903	336
Carrefour S.A.	21,477	361
Casino Guichard Perrachon S.A.	1,913	90
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)continued
France – 3.3%continued
Cie de Saint-Gobain	17,446	$717
Cie Generale des Etablissements Michelin S.C.A.	6,061	744
CNP Assurances	5,963	119
Credit Agricole S.A.	40,911	596
Danone S.A.	21,914	1,819
Eiffage S.A.	2,786	319
EssilorLuxottica S.A.	10,058	1,536
Eurazeo S.E.	1,422	98
Gecina S.A.	1,620	290
Getlink S.E.	15,667	273
Ingenico Group S.A.	2,158	235
JCDecaux S.A.	2,996	92
Kering S.A.	2,689	1,771
L'Oreal S.A.	8,969	2,664
Natixis S.A.	34,401	153
Orange S.A.	71,036	1,044
Schneider Electric S.E.	19,621	2,018
SES S.A.	13,041	183
Teleperformance	2,098	513
TOTAL S.A. (OTC Exchange)	85,195	4,708
Unibail-Rodamco-Westfield	4,907	775
Valeo S.A.	8,590	304
Wendel S.A.	934	124
		26,784
Germany – 3.4%
adidas A.G.	6,401	2,080
Allianz S.E. (Registered)	15,066	3,694
BASF S.E.	32,599	2,472
Bayerische Motoren Werke A.G.	11,745	967
Beiersdorf A.G.	3,572	427
Commerzbank A.G.	34,945	216
Deutsche Boerse A.G.	6,773	1,065
Deutsche Post A.G. (Registered)	35,215	1,345
Deutsche Wohnen S.E.	12,714	520
E.ON S.E.	79,633	852
Fraport A.G. Frankfurt Airport Services Worldwide	1,446	123
HeidelbergCement A.G.	5,273	384
Henkel A.G. & Co. KGaA	3,688	347
Infineon Technologies A.G.	44,352	1,017
Merck KGaA	4,582	542
METRO A.G.	6,335	102
MTU Aero Engines A.G.	1,843	526

EQUITY INDEX FUNDS    36    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)continued
Germany – 3.4%continued
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	5,121	$1,511
RWE A.G.	20,708	636
SAP S.E.	34,887	4,702
Siemens A.G. (Registered)	27,154	3,550
Symrise A.G.	4,580	482
Telefonica Deutschland Holding A.G.	31,592	92
		27,652
Hong Kong – 0.7%
ASM Pacific Technology Ltd.	10,900	151
BOC Hong Kong Holdings Ltd.	131,000	456
CLP Holdings Ltd.	58,306	614
Hang Seng Bank Ltd.	27,078	560
HKT Trust & HKT Ltd.	135,000	190
Hong Kong & China Gas Co. Ltd.	360,354	704
Hong Kong Exchanges & Clearing Ltd.	42,415	1,375
MTR Corp. Ltd.	54,626	324
PCCW Ltd.	150,000	89
Sun Hung Kai Properties Ltd.	56,500	867
Swire Pacific Ltd., Class A	18,000	168
Swire Properties Ltd.	42,678	142
Techtronic Industries Co. Ltd.	48,500	397
		6,037
Ireland – 1.1%
Accenture PLC, Class A	22,624	4,764
Allegion PLC	3,339	416
Aptiv PLC	9,054	860
CRH PLC	28,281	1,134
DCC PLC	3,492	304
Jazz Pharmaceuticals PLC*	1,986	296
Kerry Group PLC, Class A	5,637	702
Kingspan Group PLC	5,453	336
Perrigo Co. PLC	4,588	237
		9,049
Israel – 0.1%
Bank Hapoalim B.M.	40,808	339
Bank Leumi Le-Israel B.M.	53,102	387
Mizrahi Tefahot Bank Ltd.	4,964	132
		858
Italy – 0.3%
Assicurazioni Generali S.p.A.	38,975	805
Intesa Sanpaolo S.p.A.	529,303	1,395
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)continued
Italy – 0.3%continued
Snam S.p.A.	71,963	$379
Tenaris S.A.	16,891	191
		2,770
Japan – 7.7%
Aeon Co. Ltd.	23,200	478
AEON Financial Service Co. Ltd.	3,990	63
AGC, Inc.	6,600	235
Ajinomoto Co., Inc.	15,600	259
ANA Holdings, Inc.	4,100	137
Asahi Kasei Corp.	44,800	503
Astellas Pharma, Inc.	67,100	1,146
Benesse Holdings, Inc.	2,400	63
Bridgestone Corp.	20,200	750
Casio Computer Co. Ltd.	6,900	139
Central Japan Railway Co.	5,100	1,025
Chugai Pharmaceutical Co. Ltd.	7,910	729
CyberAgent, Inc.	3,600	125
Dai Nippon Printing Co. Ltd.	8,500	231
Daicel Corp.	8,800	84
Daifuku Co. Ltd.	3,500	212
Daikin Industries Ltd.	8,900	1,252
Daiwa House Industry Co. Ltd.	20,100	623
Denso Corp.	15,400	695
East Japan Railway Co.	10,700	966
Eisai Co. Ltd.	8,905	663
Fast Retailing Co. Ltd.	2,100	1,245
Fujitsu Ltd.	7,000	660
Hino Motors Ltd.	10,200	108
Hirose Electric Co. Ltd.	1,100	141
Hitachi Chemical Co. Ltd.	3,617	151
Hitachi Construction Machinery Co. Ltd.	3,800	113
Hitachi High-Technologies Corp.	2,443	173
Hitachi Metals Ltd.	7,600	112
Honda Motor Co. Ltd.	57,800	1,630
Hulic Co. Ltd.	10,700	129
Inpex Corp.	36,400	380
Japan Retail Fund Investment Corp.	94	202
JFE Holdings, Inc.	17,700	227
Kajima Corp.	16,300	218
Kansai Paint Co. Ltd.	6,300	154
Kao Corp.	17,100	1,410
Kawasaki Heavy Industries Ltd.	5,200	114
KDDI Corp.	62,700	1,865

NORTHERN FUNDS QUARTERLY REPORT     37    EQUITY INDEX FUNDS

Schedule of Investments
GLOBAL SUSTAINABILITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)continued
Japan – 7.7%continued
Keio Corp.	3,600	$217
Keyence Corp.	6,500	2,301
Kikkoman Corp.	5,100	249
Kobayashi Pharmaceutical Co. Ltd.	1,800	152
Komatsu Ltd.	32,800	786
Konami Holdings Corp.	3,300	136
Konica Minolta, Inc.	15,900	104
Kubota Corp.	37,200	583
Kuraray Co. Ltd.	11,400	140
Kurita Water Industries Ltd.	3,500	104
Kyocera Corp.	11,400	777
Kyushu Railway Co.	5,600	188
Lawson, Inc.	1,800	102
Marui Group Co. Ltd.	6,900	168
Mitsubishi Chemical Holdings Corp.	45,900	342
Mitsubishi Electric Corp.	64,800	881
Mitsubishi Estate Co. Ltd.	41,900	801
Mitsubishi Materials Corp.	3,900	106
Mitsubishi UFJ Lease & Finance Co. Ltd.	14,230	92
Mitsui Chemicals, Inc.	6,700	163
Mitsui Fudosan Co. Ltd.	31,600	772
Mizuho Financial Group, Inc.	857,473	1,319
Murata Manufacturing Co. Ltd.	20,345	1,258
Nabtesco Corp.	4,000	118
Nagoya Railroad Co. Ltd.	6,600	205
NEC Corp.	8,800	366
NGK Insulators Ltd.	9,300	161
NGK Spark Plug Co. Ltd.	5,400	105
Nikon Corp.	11,600	142
Nintendo Co. Ltd.	4,000	1,615
Nippon Express Co. Ltd.	2,800	164
Nippon Prologis REIT, Inc.	71	181
Nippon Yusen K.K.	5,400	97
Nissin Foods Holdings Co. Ltd.	2,200	163
Nitori Holdings Co. Ltd.	2,900	458
Nitto Denko Corp.	5,600	314
Nomura Real Estate Holdings, Inc.	4,300	103
Nomura Research Institute Ltd.	11,776	253
NSK Ltd.	12,200	115
NTT DOCOMO, Inc.	47,500	1,327
Obayashi Corp.	23,000	255
Odakyu Electric Railway Co. Ltd.	10,600	247
Omron Corp.	6,800	396
Ono Pharmaceutical Co. Ltd.	13,500	308
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)continued
Japan – 7.7%continued
Oriental Land Co. Ltd.	7,100	$969
ORIX Corp.	47,000	782
Osaka Gas Co. Ltd.	13,200	252
Otsuka Corp.	3,800	152
Panasonic Corp.	78,300	734
Park24 Co. Ltd.	4,100	100
Rakuten, Inc.	30,200	259
Recruit Holdings Co. Ltd.	48,200	1,814
Resona Holdings, Inc.	74,400	324
Santen Pharmaceutical Co. Ltd.	13,000	248
Secom Co. Ltd.	7,400	660
Sega Sammy Holdings, Inc.	6,100	89
Sekisui Chemical Co. Ltd.	12,600	218
Sekisui House Ltd.	22,000	470
Seven & i Holdings Co. Ltd.	26,900	984
Sharp Corp.	7,500	115
Shimadzu Corp.	7,900	247
Shimizu Corp.	21,000	214
Shin-Etsu Chemical Co. Ltd.	12,900	1,414
Shiseido Co. Ltd.	14,200	1,015
Showa Denko K.K.	4,800	126
Sohgo Security Services Co. Ltd.	2,600	141
Sompo Holdings, Inc.	11,900	466
Sony Corp.	45,100	3,070
Stanley Electric Co. Ltd.	4,533	131
Sumitomo Chemical Co. Ltd.	52,300	237
Sumitomo Metal Mining Co. Ltd.	8,300	268
Sumitomo Mitsui Trust Holdings, Inc.	11,800	466
Sumitomo Rubber Industries Ltd.	6,100	74
Suntory Beverage & Food Ltd.	5,000	209
Sysmex Corp.	5,942	404
T&D Holdings, Inc.	20,100	254
Taisei Corp.	7,000	290
Takeda Pharmaceutical Co. Ltd.	53,200	2,108
Teijin Ltd.	6,200	116
Tobu Railway Co. Ltd.	6,800	247
Toho Co. Ltd.	3,900	162
Tokyo Electron Ltd.	5,600	1,231
Tokyo Gas Co. Ltd.	13,200	320
Tokyu Corp.	17,700	327
Toray Industries, Inc.	49,300	337
TOTO Ltd.	5,000	211
Toyo Suisan Kaisha Ltd.	3,100	132
Toyoda Gosei Co. Ltd.	2,300	57

EQUITY INDEX FUNDS    38    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)continued
Japan – 7.7%continued
Unicharm Corp.	14,300	$483
USS Co. Ltd.	7,800	147
West Japan Railway Co.	5,800	501
Yakult Honsha Co. Ltd.	4,200	231
Yamada Denki Co. Ltd.	21,860	116
Yamaha Corp.	5,100	281
Yamaha Motor Co. Ltd.	10,200	204
Yaskawa Electric Corp.	8,500	321
Yokogawa Electric Corp.	8,300	147
		63,119
Netherlands – 1.6%
Aegon N.V.	63,193	289
Akzo Nobel N.V.	8,078	824
ASML Holding N.V.	15,109	4,499
EXOR N.V.	3,880	301
ING Groep N.V. (OTC Exchange)	138,272	1,662
Koninklijke Ahold Delhaize N.V.	42,164	1,057
Koninklijke DSM N.V.	6,435	840
Koninklijke KPN N.V.	127,139	376
Koninklijke Philips N.V.	32,057	1,567
Koninklijke Vopak N.V.	2,488	135
NN Group N.V.	10,845	412
QIAGEN N.V.*	8,128	278
Wolters Kluwer N.V.	9,921	725
		12,965
New Zealand – 0.1%
Auckland International Airport Ltd.	34,286	202
Fletcher Building Ltd.	30,492	105
Meridian Energy Ltd.	47,096	159
Ryman Healthcare Ltd.	13,750	151
		617
Norway – 0.3%
Aker BP ASA	3,918	129
Equinor ASA	35,519	710
Mowi ASA	15,574	405
Norsk Hydro ASA	48,927	183
Orkla ASA	26,505	269
Schibsted ASA, Class B	3,642	104
Telenor ASA	25,564	458
		2,258
Portugal – 0.1%
Banco Espirito Santo S.A. (Registered)(3) *	29,034	—
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)continued
Portugal – 0.1%continued
EDP - Energias de Portugal S.A.	90,687	$393
Galp Energia SGPS S.A.	17,812	298
Jeronimo Martins SGPS S.A.	8,765	144
		835
Singapore – 0.6%
Ascendas Real Estate Investment Trust	102,168	226
CapitaLand Commercial Trust	95,260	141
CapitaLand Ltd.	92,800	259
CapitaLand Mall Trust	93,800	172
City Developments Ltd.	16,300	133
DBS Group Holdings Ltd.	63,833	1,230
Jardine Cycle & Carriage Ltd.	3,544	79
Keppel Corp. Ltd.	52,200	263
Oversea-Chinese Banking Corp. Ltd.	115,010	940
Singapore Airlines Ltd.	19,200	129
Singapore Exchange Ltd.	28,500	188
Singapore Press Holdings Ltd.	54,600	89
Singapore Telecommunications Ltd.	289,500	726
UOL Group Ltd.	15,982	99
		4,674
Spain – 1.3%
Amadeus IT Group S.A.	15,302	1,254
Banco Bilbao Vizcaya Argentaria S.A.	236,585	1,333
Banco de Sabadell S.A.	202,329	237
Bankinter S.A.	23,733	174
CaixaBank S.A. (OTC Exchange)	127,159	401
Enagas S.A.	8,148	208
Ferrovial S.A.	17,695	537
Iberdrola S.A.	214,503	2,209
Industria de Diseno Textil S.A.	38,835	1,376
Naturgy Energy Group S.A.	10,300	259
Red Electrica Corp. S.A.	15,389	310
Repsol S.A.	51,047	801
Telefonica S.A.	166,372	1,163
		10,262
Sweden – 1.1%
Assa Abloy AB, Class B	35,443	828
Atlas Copco AB, Class A	23,820	950
Atlas Copco AB, Class B	13,830	480
Boliden AB	9,572	255
Electrolux AB, Class B	8,073	198
Essity AB, Class B	21,508	693
Hennes & Mauritz AB, Class B	28,684	583

NORTHERN FUNDS QUARTERLY REPORT     39    EQUITY INDEX FUNDS

Schedule of Investments
GLOBAL SUSTAINABILITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)continued
Sweden – 1.1%continued
Husqvarna AB, Class B	15,172	$121
ICA Gruppen AB	3,222	150
Investor AB, Class B	16,156	883
Kinnevik AB, Class B	8,618	211
L E Lundbergforetagen AB, Class B	2,679	118
Millicom International Cellular S.A. SDR	3,491	167
Sandvik AB	40,039	783
Skandinaviska Enskilda Banken AB, Class A	57,691	543
Skanska AB, Class B	12,041	272
SKF AB, Class B	13,463	273
Svenska Handelsbanken AB, Class A	54,455	586
Swedbank AB, Class A	32,094	479
Tele2 AB, Class B	17,829	259
Telia Co. AB	96,890	416
		9,248
Switzerland – 3.2%
ABB Ltd. (Registered)	65,395	1,579
Adecco Group A.G. (Registered)	5,433	344
Alcon, Inc.*	14,737	835
Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)	38	295
Chocoladefabriken Lindt & Spruengli A.G. (Registered)	3	265
Chubb Ltd.	16,183	2,519
Cie Financiere Richemont S.A. (Registered)	18,534	1,455
Clariant A.G. (Registered)*	7,210	161
Coca-Cola HBC A.G. - CDI*	6,985	238
Garmin Ltd.	4,719	460
Givaudan S.A. (Registered)	327	1,023
Kuehne + Nagel International A.G. (Registered)	1,909	322
Lonza Group A.G. (Registered)*	2,630	959
Roche Holding A.G. (Genusschein)	24,941	8,087
SGS S.A. (Registered)	188	515
Sika A.G. (Registered)	4,526	852
Sonova Holding A.G. (Registered)	1,970	451
Swiss Re A.G.	10,454	1,175
Swisscom A.G. (Registered)	918	486
TE Connectivity Ltd.	11,925	1,143
Vifor Pharma A.G.	1,631	298
Zurich Insurance Group A.G.	5,310	2,178
		25,640
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)continued
United Arab Emirates – 0.0%
NMC Health PLC	3,463	$81
United Kingdom – 5.6%
3i Group PLC	34,551	504
Aon PLC	8,375	1,744
Associated British Foods PLC	12,663	439
Aviva PLC	139,160	776
Barratt Developments PLC	36,246	359
Berkeley Group Holdings (The) PLC	4,173	271
British Land (The) Co. PLC	30,959	264
BT Group PLC	298,119	764
Burberry Group PLC	14,602	427
Capri Holdings Ltd.*	5,385	205
CNH Industrial N.V.	36,150	397
Coca-Cola European Partners PLC	8,142	414
Compass Group PLC	56,334	1,411
Croda International PLC	4,584	311
easyJet PLC	5,625	107
Ferguson PLC	8,135	739
GlaxoSmithKline PLC	177,108	4,167
IHS Markit Ltd.*	13,488	1,016
Informa PLC	44,407	505
InterContinental Hotels Group PLC	6,135	423
Intertek Group PLC	5,736	445
ITV PLC	128,694	258
J Sainsbury PLC	63,199	194
Johnson Matthey PLC	6,968	277
Kingfisher PLC (OTC Exchange)	75,437	219
Legal & General Group PLC	211,869	854
Liberty Global PLC, Class A*	5,782	131
Liberty Global PLC, Class C*	14,903	325
Linde PLC	19,196	4,087
London Stock Exchange Group PLC	11,175	1,154
Marks & Spencer Group PLC	70,843	201
Meggitt PLC	27,462	239
Mondi PLC	17,072	403
National Grid PLC	123,526	1,552
Next PLC	4,688	437
Pearson PLC	27,581	233
Pentair PLC	5,668	260
Prudential PLC	92,313	1,776
Reckitt Benckiser Group PLC	25,191	2,046
RELX PLC	69,168	1,745
Rentokil Initial PLC	65,791	396
RSA Insurance Group PLC	36,612	276

EQUITY INDEX FUNDS    40    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)continued
United Kingdom – 5.6%continued
Schroders PLC	4,369	$194
Segro PLC	38,788	463
Smith & Nephew PLC	31,077	751
Spirax-Sarco Engineering PLC	2,613	309
SSE PLC	36,247	695
Standard Chartered PLC	96,807	914
Standard Life Aberdeen PLC	84,150	367
Taylor Wimpey PLC	115,505	299
TechnipFMC PLC	3,534	75
TechnipFMC PLC (New York Exchange)	11,699	251
Tesco PLC	349,118	1,183
Unilever N.V.	52,088	2,997
Unilever PLC	39,393	2,255
Whitbread PLC	4,661	300
Willis Towers Watson PLC	4,583	926
Wm Morrison Supermarkets PLC	85,120	227
WPP PLC	44,793	630
		45,587
United States – 58.2%
3M Co.	20,421	3,603
AbbVie, Inc.	52,491	4,648
Acuity Brands, Inc.	1,396	193
Adobe, Inc. (NASDAQ Exchange)*	17,236	5,685
Advance Auto Parts, Inc.	2,557	410
AES Corp.	23,537	468
Agilent Technologies, Inc.	11,025	941
Alexandria Real Estate Equities, Inc.	4,024	650
Align Technology, Inc.*	2,694	752
Alliant Energy Corp.	8,430	461
Allstate (The) Corp.	11,643	1,309
Ally Financial, Inc.	13,693	418
Alphabet, Inc., Class A*	10,634	14,243
Alphabet, Inc., Class C*	11,098	14,838
AMERCO	319	120
American Express Co.	25,044	3,118
American Financial Group, Inc.	2,721	298
American International Group, Inc.	30,881	1,585
American Tower Corp.	15,714	3,611
American Water Works Co., Inc.	6,414	788
Ameriprise Financial, Inc.	4,643	773
AmerisourceBergen Corp.	5,571	474
Amgen, Inc.	21,301	5,135
Apache Corp.	13,361	342
Applied Materials, Inc.	32,871	2,006
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)continued
United States – 58.2%continued
Aramark	8,755	$380
Arch Capital Group Ltd.*	14,394	617
Arconic, Inc.	14,068	433
Arthur J. Gallagher & Co.	6,614	630
Assurant, Inc.	2,149	282
Autodesk, Inc. (NASDAQ Exchange)*	7,771	1,426
Avery Dennison Corp.	3,010	394
AXA Equitable Holdings, Inc.	15,096	374
Axalta Coating Systems Ltd.*	7,425	226
Baker Hughes Co.	22,409	574
Ball Corp.	11,197	724
Bank of New York Mellon (The) Corp.	30,116	1,516
Becton Dickinson and Co.	9,585	2,607
Best Buy Co., Inc.	8,565	752
Biogen, Inc.*	6,549	1,943
BioMarin Pharmaceutical, Inc.*	6,352	537
BlackRock, Inc.	4,115	2,069
Booking Holdings, Inc.*	1,506	3,093
BorgWarner, Inc. (New York Exchange)	7,413	322
Boston Properties, Inc.	5,483	756
Bristol-Myers Squibb Co.	83,235	5,343
Bunge Ltd.	5,087	293
C.H. Robinson Worldwide, Inc.	4,854	380
Cadence Design Systems, Inc.*	9,953	690
Camden Property Trust	3,459	367
Campbell Soup Co.	5,888	291
Cardinal Health, Inc.	10,579	535
CarMax, Inc.*	5,871	515
Caterpillar, Inc.	19,962	2,948
Cboe Global Markets, Inc.	3,972	477
CBRE Group, Inc., Class A*	11,340	695
Celanese Corp.	4,391	541
Centene Corp.*	14,681	923
CenturyLink, Inc.	34,828	460
Cerner Corp.	11,291	829
Charles Schwab (The) Corp.	41,750	1,986
Cheniere Energy, Inc.*	8,216	502
Cigna Corp.	13,405	2,741
Citizens Financial Group, Inc.	15,748	640
Citrix Systems, Inc.	4,653	516
Clorox (The) Co.	4,441	682
CME Group, Inc.	12,713	2,552
CMS Energy Corp.	10,065	632
Coca-Cola (The) Co.	144,226	7,983

NORTHERN FUNDS QUARTERLY REPORT     41    EQUITY INDEX FUNDS

Schedule of Investments
GLOBAL SUSTAINABILITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)continued
United States – 58.2%continued
Cognizant Technology Solutions Corp., Class A	19,616	$1,217
Colgate-Palmolive Co.	28,950	1,993
Comerica, Inc.	5,304	381
ConocoPhillips	39,369	2,560
Consolidated Edison, Inc.	11,789	1,067
Copart, Inc.*	7,316	665
CSX Corp.	26,919	1,948
Cummins, Inc.	5,320	952
Darden Restaurants, Inc.	4,357	475
Deere & Co.	10,620	1,840
Dell Technologies, Inc., Class C*	5,618	289
Delta Air Lines, Inc.	5,757	337
DENTSPLY SIRONA, Inc.	7,958	450
Devon Energy Corp.	14,516	377
DexCom, Inc.*	3,248	710
Discover Financial Services	11,305	959
Discovery, Inc., Class A*	5,663	185
Discovery, Inc., Class C*	13,237	404
Dominion Energy, Inc.	29,180	2,417
Domino's Pizza, Inc.	1,396	410
Dover Corp.	5,163	595
DTE Energy Co.	6,503	845
Duke Realty Corp.	12,811	444
E*TRADE Financial Corp.	8,610	391
East West Bancorp, Inc.	5,053	246
Eaton Corp. PLC	14,912	1,412
Ecolab, Inc.	9,197	1,775
Edison International	12,710	958
Edwards Lifesciences Corp.*	7,386	1,723
Electronic Arts, Inc.*	10,462	1,125
Equinix, Inc.	3,011	1,757
Erie Indemnity Co., Class A	902	150
Estee Lauder (The) Cos., Inc., Class A	7,852	1,622
Eversource Energy	11,486	977
Expedia Group, Inc.	4,993	540
Expeditors International of Washington, Inc.	6,055	472
FactSet Research Systems, Inc.	1,361	365
Fastenal Co.	20,358	752
Federal Realty Investment Trust	2,690	346
Fifth Third Bancorp	25,673	789
First Republic Bank	5,951	699
Flowserve Corp.	4,652	232
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)continued
United States – 58.2%continued
Fortune Brands Home & Security, Inc.	5,032	$329
Franklin Resources, Inc.	10,590	275
Gap (The), Inc.	7,965	141
General Mills, Inc.	21,437	1,148
Genuine Parts Co.	5,179	550
Gilead Sciences, Inc.	44,969	2,922
Hanesbrands, Inc.	12,912	192
Harley-Davidson, Inc.	5,607	208
Hartford Financial Services Group (The), Inc.	12,839	780
Hasbro, Inc.	4,565	482
HCA Healthcare, Inc.	9,682	1,431
Healthpeak Properties, Inc.	17,418	600
Henry Schein, Inc.*	5,298	353
Hess Corp.	9,728	650
Hewlett Packard Enterprise Co.	46,230	733
Hilton Worldwide Holdings, Inc.	9,671	1,073
HollyFrontier Corp.	5,552	282
Hologic, Inc.*	9,495	496
Home Depot (The), Inc.	38,878	8,490
Hormel Foods Corp.	10,442	471
Host Hotels & Resorts, Inc.	26,090	484
HP, Inc.	52,643	1,082
Humana, Inc.	4,795	1,757
Huntington Bancshares, Inc.	37,044	559
IDEX Corp.	2,698	464
IDEXX Laboratories, Inc.*	3,057	798
Illinois Tool Works, Inc.	11,484	2,063
Ingersoll-Rand PLC	8,538	1,135
Intel Corp.	157,277	9,413
Intercontinental Exchange, Inc.	19,941	1,846
International Business Machines Corp.	31,452	4,216
International Flavors & Fragrances, Inc.	3,607	465
International Paper Co.	13,137	605
Intuit, Inc. (NASDAQ Exchange)	9,236	2,419
Invesco Ltd.	14,119	254
IQVIA Holdings, Inc.*	5,931	916
Iron Mountain, Inc.	10,188	325
Jack Henry & Associates, Inc.	2,737	399
Johnson & Johnson	93,699	13,668
Johnson Controls International PLC	28,306	1,152
Jones Lang LaSalle, Inc.	1,804	314
Kansas City Southern	3,553	544
Kellogg Co.	9,076	628

EQUITY INDEX FUNDS    42    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)continued
United States – 58.2%continued
KeyCorp	35,845	$725
Keysight Technologies, Inc.*	6,666	684
Kimberly-Clark Corp.	12,224	1,681
Kinder Morgan, Inc.	72,364	1,532
KKR & Co., Inc., Class A	17,312	505
Kohl's Corp.	5,707	291
Laboratory Corp. of America Holdings*	3,448	583
Lam Research Corp.	5,131	1,500
Lennox International, Inc.	1,236	302
Liberty Broadband Corp., Class C*	3,793	477
Liberty Property Trust	5,545	333
Lincoln National Corp.	7,126	420
LKQ Corp.*	10,927	390
Loews Corp.	9,676	508
Lowe's Cos., Inc.	27,544	3,299
M&T Bank Corp.	4,511	766
ManpowerGroup, Inc.	2,171	211
Marathon Oil Corp.	28,347	385
Marathon Petroleum Corp.	23,372	1,408
Marsh & McLennan Cos., Inc.	18,000	2,005
Marvell Technology Group Ltd.	22,283	592
Masco Corp.	10,346	496
Mastercard, Inc., Class A	32,052	9,570
McCormick & Co., Inc. (Non Voting)	4,371	742
McDonald's Corp.	26,959	5,327
Merck & Co., Inc.	90,902	8,268
Mettler-Toledo International, Inc.*	874	693
Microsoft Corp.	257,530	40,612
Mohawk Industries, Inc.*	2,204	301
Moody's Corp.	6,044	1,435
Mosaic (The) Co.	13,105	284
Motorola Solutions, Inc.	5,875	947
Nasdaq, Inc.	4,092	438
National Oilwell Varco, Inc.	13,688	343
Newell Brands, Inc.	14,262	274
Newmont Goldcorp Corp.	29,180	1,268
Nielsen Holdings PLC	12,675	257
NIKE, Inc., Class B	44,439	4,502
NiSource, Inc.	13,227	368
Noble Energy, Inc.	16,734	416
Nordstrom, Inc.	3,838	157
Norfolk Southern Corp.	9,350	1,815
Northern Trust Corp.(4)	7,147	759
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)continued
United States – 58.2%continued
Norwegian Cruise Line Holdings Ltd.*	7,717	$451
Nucor Corp.	10,715	603
NVIDIA Corp.	20,539	4,833
NVR, Inc.*	123	468
Occidental Petroleum Corp.	31,798	1,310
Omnicom Group, Inc.	7,718	625
ONEOK, Inc.	14,719	1,114
Owens Corning	3,838	250
PACCAR, Inc.	12,250	969
Parker-Hannifin Corp.	4,559	938
People's United Financial, Inc.	15,754	266
PepsiCo, Inc.	49,645	6,785
Phillips 66	15,926	1,774
Pinnacle West Capital Corp.	3,984	358
Pioneer Natural Resources Co.	5,940	899
PNC Financial Services Group (The), Inc.	15,781	2,519
PPG Industries, Inc.	8,417	1,124
Principal Financial Group, Inc.	9,906	545
Procter & Gamble (The) Co.	88,857	11,098
Progressive (The) Corp.	20,761	1,503
Prologis, Inc. (New York Exchange)	22,401	1,997
Prudential Financial, Inc.	14,220	1,333
Public Service Enterprise Group, Inc.	18,006	1,063
PVH Corp.	2,698	284
Quest Diagnostics, Inc.	4,783	511
Raymond James Financial, Inc.	4,422	396
Regions Financial Corp.	35,422	608
Reinsurance Group of America, Inc.	2,233	364
ResMed, Inc.	5,103	791
Robert Half International, Inc.	4,108	259
Rockwell Automation, Inc.	4,132	837
Roper Technologies, Inc.	3,692	1,308
Ross Stores, Inc.	12,941	1,507
Royal Caribbean Cruises Ltd.	6,320	844
S&P Global, Inc.	8,744	2,388
salesforce.com, Inc.*	29,580	4,811
SBA Communications Corp.	4,014	967
Schlumberger Ltd.	49,084	1,973
Sempra Energy	9,746	1,476
Sensata Technologies Holding PLC*	5,743	309
Sherwin-Williams (The) Co.	2,948	1,720
Signature Bank	1,960	268
Snap-on, Inc.	1,981	336

NORTHERN FUNDS QUARTERLY REPORT     43    EQUITY INDEX FUNDS

Schedule of Investments
GLOBAL SUSTAINABILITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)continued
United States – 58.2%continued
Southern (The) Co.	37,104	$2,364
Southwest Airlines Co.	4,755	257
Stanley Black & Decker, Inc.	5,387	893
Starbucks Corp.	42,494	3,736
State Street Corp.	13,223	1,046
STERIS PLC	3,011	459
SVB Financial Group*	1,819	457
T. Rowe Price Group, Inc.	8,352	1,018
Tapestry, Inc.	10,116	273
Targa Resources Corp.	8,266	337
TD Ameritrade Holding Corp.	9,621	478
Tesla, Inc.*	4,769	1,995
Texas Instruments, Inc.	33,147	4,252
Tiffany & Co.	3,854	515
TJX (The) Cos., Inc.	42,908	2,620
Tractor Supply Co.	4,198	392
TransDigm Group, Inc.	1,706	955
Travelers (The) Cos., Inc.	9,245	1,266
Trimble, Inc.*	8,938	373
TripAdvisor, Inc.	3,945	120
Truist Financial Corp.	47,637	2,683
UDR, Inc.	10,384	485
Ulta Beauty, Inc.*	1,993	504
Under Armour, Inc., Class A*	6,747	146
Under Armour, Inc., Class C*	6,805	130
Union Pacific Corp.	25,010	4,522
United Parcel Service, Inc., Class B	24,790	2,902
United Rentals, Inc.*	2,745	458
US Bancorp	53,085	3,147
Vail Resorts, Inc.	1,432	343
Valero Energy Corp.	14,711	1,378
Varian Medical Systems, Inc.*	3,234	459
Verizon Communications, Inc.	146,829	9,015
Vertex Pharmaceuticals, Inc.*	9,128	1,999
VF Corp.	12,011	1,197
Visa, Inc., Class A	61,313	11,521
VMware, Inc., Class A	2,886	438
Voya Financial, Inc.	5,052	308
W.W. Grainger, Inc.	1,637	554
WABCO Holdings, Inc.*	1,839	249
Walt Disney (The) Co.	63,952	9,249
Waste Management, Inc.	15,055	1,716
Waters Corp.*	2,360	551
WEC Energy Group, Inc.	11,245	1,037
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)continued
United States – 58.2%continued
Welltower, Inc. (New York Exchange)	14,380	$1,176
Western Union (The) Co.	15,102	404
Weyerhaeuser Co.	26,433	798
Whirlpool Corp.	2,255	333
Williams (The) Cos., Inc.	42,862	1,017
Xcel Energy, Inc.	18,322	1,163
Xylem, Inc.	6,395	504
Zions Bancorp N.A.	6,317	328
Zoetis, Inc.	16,957	2,244
		474,423
Total Common Stocks
(Cost $603,803)		790,628

PREFERRED STOCKS – 0.1%(1)
Germany – 0.1%
Bayerische Motoren Werke A.G., 6.01%(5)	1,980	122
Henkel A.G. & Co. KGaA, 2.03%(5)	6,318	653
Sartorius A.G., 0.33%(5)	1,274	273
		1,048
Total Preferred Stocks
(Cost $914)		1,048

RIGHTS – 0.0%
Spain – 0.0%
Repsol S.A.*	51,047	24
Total Rights
(Cost $24)		24

INVESTMENT COMPANIES – 2.2%
iShares Core MSCI EAFE ETF	9,000	587
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.48%(6) (7)	17,167,851	17,168
Total Investment Companies
(Cost $17,753)		17,755

Total Investments – 99.3%
(Cost $622,494)		809,455
Other Assets less Liabilities – 0.7%		6,005
Net Assets – 100.0%		$815,460

(1)	Adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.

EQUITY INDEX FUNDS    44    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Level 3 asset that is worthless, bankrupt or has been delisted.
(4)	Investment in affiliate.
(5)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of December 31, 2019 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

CDI – CREST Depository Interest

ETF – Exchange-Traded Fund

MSCI – Morgan Stanley Capital International

PLC – Public Limited Company

REIT – Real Estate Investment Trust

S&P – Standard & Poor's
Percentages shown are based on Net Assets.
At December 31, 2019, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Bank of Montreal	United States Dollar	110	Australian Dollar	159	3/18/20	$2
BNY Mellon	Swedish Krona	179	United States Dollar	19	3/18/20	—*
Citibank	United States Dollar	21	Australian Dollar	31	3/18/20	—*
Citibank	United States Dollar	160	Euro	143	3/18/20	1
JPMorgan Chase	United States Dollar	388	British Pound	294	3/18/20	3
JPMorgan Chase	United States Dollar	530	Japanese Yen	57,435	3/18/20	1
Morgan Stanley	United States Dollar	175	Canadian Dollar	231	3/18/20	3
Morgan Stanley	United States Dollar	1,759	Euro	1,570	3/18/20	10
Morgan Stanley	United States Dollar	109	Swiss Franc	107	3/18/20	2
Subtotal Appreciation						22
Citibank	Hong Kong Dollar	625	United States Dollar	80	3/18/20	—*
Morgan Stanley	Euro	572	United States Dollar	640	3/18/20	(5)
Morgan Stanley	Japanese Yen	42,401	United States Dollar	390	3/18/20	(2)
Morgan Stanley	United States Dollar	536	Japanese Yen	57,860	3/18/20	(1)
Subtotal Depreciation						(8)
Total						$14

*	Amounts round to less than a thousand.
At December 31, 2019, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500 (United States Dollar)	90	$14,540	Long	03/20	$221
Euro Stoxx 50 (Euro)	73	3,053	Long	03/20	(14)
FTSE 100 Index (British Pound)	8	794	Long	03/20	8
S&P/TSX 60 Index (Canadian Dollar)	4	624	Long	03/20	(1)
SPI 200 Index (Australian Dollar)	7	811	Long	03/20	(15)
Topix Index (Japanese Yen)	7	1,109	Long	03/20	1
Total					$200
At December 31, 2019, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	8.3%
Consumer Discretionary	10.4
Consumer Staples	8.1
Energy	4.3
Financials	15.4
Health Care	13.0
Industrials	11.2
Information Technology	17.7
Materials	4.8
Real Estate	3.2
Utilities	3.6
Total	100.0%

NORTHERN FUNDS QUARTERLY REPORT     45    EQUITY INDEX FUNDS

Schedule of Investments
GLOBAL SUSTAINABILITY INDEX FUND continued	December 31, 2019 (UNAUDITED)
At December 31, 2019, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	63.5%
Euro	11.4
Japanese Yen	7.8
All other currencies less than 5%	17.3
Total	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2019 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2019:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Argentina	$911	$—	$—	$911
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Canada	$30,317	$—	$—	$30,317
Ireland	6,573	2,476	—	9,049
Switzerland	4,122	21,518	—	25,640
United Kingdom	9,359	36,228	—	45,587
United States	474,423	—	—	474,423
All Other Countries(1)	—	204,701	—	204,701
Total Common Stocks	525,705	264,923	—	790,628
Preferred Stocks(1)	—	1,048	—	1,048
Rights(1)	24	—	—	24
Investment Companies	17,755	—	—	17,755
Total Investments	$543,484	$265,971	$—	$809,455
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$22	$—	$22
Futures Contracts	230	—	—	230
Liabilities
Forward Foreign Currency Exchange Contracts	—	(8)	—	(8)
Futures Contracts	(30)	—	—	(30)
Total Other Financial Instruments	$200	$14	$—	$214

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2019, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$18,242	$179,000	$180,074	$—	$101	$17,168	17,167,851
Northern Trust Corp.	547	104	—	108	14	759	7,147
	$18,789	$179,104	$180,074	$108	$115	$17,927	17,174,998
EQUITY INDEX FUNDS    46    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
INTERNATIONAL EQUITY INDEX FUND	December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6%(1)
Australia – 6.8%
AGL Energy Ltd.	248,417	$3,586
Alumina Ltd.	919,566	1,485
AMP Ltd.	1,274,106	1,713
APA Group	417,468	3,260
Aristocrat Leisure Ltd.	207,307	4,917
ASX Ltd.	69,693	3,844
Aurizon Holdings Ltd.	768,733	2,828
AusNet Services	703,952	839
Australia & New Zealand Banking Group Ltd.	1,045,189	18,108
Bendigo & Adelaide Bank Ltd.	193,879	1,333
BGP Holdings PLC(2) *	1,085,479	—
BHP Group Ltd.	1,088,854	29,824
BHP Group PLC	781,576	18,461
BlueScope Steel Ltd.	192,376	2,038
Boral Ltd.	441,723	1,393
Brambles Ltd.	569,411	4,693
Caltex Australia Ltd.	95,314	2,277
Challenger Ltd.	205,897	1,173
CIMIC Group Ltd.	39,165	914
Coca-Cola Amatil Ltd.	192,265	1,495
Cochlear Ltd.	21,959	3,471
Coles Group Ltd.	428,224	4,473
Commonwealth Bank of Australia	653,836	36,758
Computershare Ltd.	188,745	2,225
Crown Resorts Ltd.	144,305	1,218
CSL Ltd.	167,379	32,483
Dexus	420,312	3,459
Flight Centre Travel Group Ltd.	21,708	672
Fortescue Metals Group Ltd.	498,673	3,759
Goodman Group	595,731	5,600
GPT Group (The)	729,535	2,872
Harvey Norman Holdings Ltd.	219,636	629
Incitec Pivot Ltd.	621,418	1,390
Insurance Australia Group Ltd.	832,931	4,487
Lendlease Group	217,059	2,686
Macquarie Group Ltd.	119,000	11,542
Magellan Financial Group Ltd.	47,129	1,891
Medibank Pvt Ltd.	1,046,754	2,323
Mirvac Group (OTC Exchange)	1,477,097	3,304
National Australia Bank Ltd.	1,063,134	18,421
Newcrest Mining Ltd.	276,541	5,854
Oil Search Ltd.	523,929	2,673
Orica Ltd.	141,701	2,190
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
Australia – 6.8%continued
Origin Energy Ltd.	650,438	$3,866
Qantas Airways Ltd.	271,567	1,357
QBE Insurance Group Ltd.	470,294	4,262
Ramsay Health Care Ltd.	60,942	3,109
REA Group Ltd.	19,967	1,456
Santos Ltd.	673,017	3,874
Scentre Group	1,987,681	5,351
SEEK Ltd.	121,519	1,928
Sonic Healthcare Ltd.	170,057	3,438
South32 Ltd.	1,876,283	3,572
Stockland	834,578	2,711
Suncorp Group Ltd.	451,443	4,113
Sydney Airport	430,672	2,624
Tabcorp Holdings Ltd.	777,071	2,474
Telstra Corp. Ltd.	1,490,721	3,714
TPG Telecom Ltd.	143,960	679
Transurban Group (OTC Exchange)	996,408	10,448
Treasury Wine Estates Ltd.	271,878	3,107
Vicinity Centres	1,237,114	2,166
Washington H. Soul Pattinson & Co. Ltd.	44,290	670
Wesfarmers Ltd.	417,383	12,160
Westpac Banking Corp.	1,287,557	21,941
WiseTech Global Ltd.	54,387	893
Woodside Petroleum Ltd.	343,842	8,315
Woolworths Group Ltd.	463,336	11,789
Worley Ltd.	120,384	1,299
		379,877
Austria – 0.2%
ANDRITZ A.G.	27,651	1,191
Erste Group Bank A.G.*	108,399	4,077
OMV A.G.	51,838	2,912
Raiffeisen Bank International A.G.	56,387	1,415
Verbund A.G.	25,796	1,295
voestalpine A.G.	43,928	1,224
		12,114
Belgium – 1.0%
Ageas	66,925	3,959
Anheuser-Busch InBev S.A./N.V.	281,360	23,072
Colruyt S.A.	20,753	1,083
Galapagos N.V. (OTC Exchange)*	16,360	3,405
Groupe Bruxelles Lambert S.A.	28,497	3,007
KBC Group N.V.	90,323	6,811
Proximus SADP	56,599	1,621

NORTHERN FUNDS QUARTERLY REPORT     47    EQUITY INDEX FUNDS

Schedule of Investments
INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
Belgium – 1.0%continued
Solvay S.A., Class A	28,344	$3,296
Telenet Group Holding N.V.	17,703	797
UCB S.A.	47,563	3,785
Umicore S.A.	70,749	3,449
		54,285
Chile – 0.0%
Antofagasta PLC	150,055	1,828
China – 0.1%
BeiGene Ltd. ADR*	13,897	2,304
Yangzijiang Shipbuilding Holdings Ltd.	934,766	781
		3,085
Denmark – 1.8%
AP Moller - Maersk A/S, Class A	1,434	1,944
AP Moller - Maersk A/S, Class B	2,341	3,378
Carlsberg A/S, Class B	39,032	5,823
Chr Hansen Holding A/S	37,297	2,963
Coloplast A/S, Class B	43,296	5,383
Danske Bank A/S	245,499	3,970
Demant A/S*	41,355	1,303
DSV PANALPINA A/S	79,886	9,248
Genmab A/S*	24,494	5,452
H Lundbeck A/S	26,540	1,017
ISS A/S	59,577	1,431
Novo Nordisk A/S, Class B	653,543	37,905
Novozymes A/S, Class B	76,790	3,760
Orsted A/S(3)	69,305	7,180
Pandora A/S	39,008	1,697
Tryg A/S	47,177	1,398
Vestas Wind Systems A/S	68,848	6,960
		100,812
Finland – 1.1%
Elisa OYJ	55,358	3,059
Fortum OYJ	159,745	3,941
Kone OYJ, Class B	125,256	8,189
Metso OYJ	40,324	1,592
Neste OYJ	152,728	5,314
Nokia OYJ	2,054,026	7,620
Nokian Renkaat OYJ	46,039	1,327
Nordea Bank Abp	1,201,825	9,722
Orion OYJ, Class B	39,422	1,824
Sampo OYJ, Class A	162,812	7,104
Stora Enso OYJ, Class R	206,661	3,003
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
Finland – 1.1%continued
UPM-Kymmene OYJ	200,679	$6,955
Wartsila OYJ Abp	171,354	1,892
		61,542
France – 11.0%
Accor S.A.	66,013	3,099
Aeroports de Paris	11,612	2,298
Air Liquide S.A.	174,373	24,783
Airbus S.E.	215,505	31,618
Alstom S.A.	73,128	3,464
Amundi S.A.(3)	23,210	1,825
Arkema S.A.	26,242	2,799
Atos S.E.	37,308	3,119
AXA S.A.	714,345	20,153
BioMerieux	15,840	1,411
BNP Paribas S.A.	415,185	24,715
Bollore S.A.	311,796	1,361
Bollore S.A. (Euronext Paris Exchange)*	2,034	9
Bouygues S.A.	79,996	3,405
Bureau Veritas S.A.	111,029	2,901
Capgemini S.E.	58,265	7,137
Carrefour S.A.	224,522	3,772
Casino Guichard Perrachon S.A.	21,514	1,009
Cie de Saint-Gobain	179,472	7,374
Cie Generale des Etablissements Michelin S.C.A.	62,367	7,650
CNP Assurances	64,933	1,294
Covivio	18,434	2,094
Credit Agricole S.A.	420,136	6,121
Danone S.A.	227,748	18,904
Dassault Aviation S.A.	958	1,262
Dassault Systemes S.E.	48,274	7,963
Edenred	87,226	4,514
Eiffage S.A.	29,501	3,380
Electricite de France S.A.	237,218	2,646
Engie S.A.	676,886	10,938
EssilorLuxottica S.A.	104,492	15,962
Eurazeo S.E.	15,675	1,075
Eurofins Scientific S.E.	4,330	2,405
Eutelsat Communications S.A.	66,181	1,077
Faurecia S.E.	28,905	1,567
Gecina S.A.	16,184	2,901
Getlink S.E.	152,270	2,650
Hermes International	11,639	8,710

EQUITY INDEX FUNDS    48    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
France – 11.0%continued
ICADE	11,384	$1,241
Iliad S.A.	9,939	1,290
Ingenico Group S.A.	23,310	2,534
Ipsen S.A.	14,346	1,271
JCDecaux S.A.	29,434	908
Kering S.A.	27,941	18,407
Klepierre S.A.	69,098	2,627
Legrand S.A.	97,169	7,928
L'Oreal S.A.	93,285	27,703
LVMH Moet Hennessy Louis Vuitton S.E.	102,715	47,838
Natixis S.A.	360,005	1,605
Orange S.A.	734,183	10,788
Pernod Ricard S.A.	78,231	14,004
Peugeot S.A.	221,878	5,314
Publicis Groupe S.A.	81,865	3,707
Remy Cointreau S.A.	8,739	1,075
Renault S.A.	73,315	3,478
Safran S.A.	120,713	18,712
Sanofi	416,315	41,814
Sartorius Stedim Biotech	10,418	1,727
Schneider Electric S.E.	203,983	20,983
SCOR S.E.	59,368	2,494
SEB S.A.	8,543	1,271
SES S.A.	137,055	1,927
Societe Generale S.A.	299,192	10,454
Sodexo S.A.	33,176	3,935
Suez	131,362	1,988
Teleperformance	21,387	5,226
Thales S.A.	40,095	4,171
TOTAL S.A. (OTC Exchange)	887,275	49,033
Ubisoft Entertainment S.A.*	32,251	2,231
Unibail-Rodamco-Westfield	36,568	5,778
Unibail-Rodamco-Westfield - CDI	284,960	2,243
Valeo S.A.	92,776	3,285
Veolia Environnement S.A.	195,681	5,212
Vinci S.A. (OTC Exchange)	188,428	20,933
Vivendi S.A.	313,893	9,098
Wendel S.A.	10,314	1,373
Worldline S.A./France(3) *	38,167	2,709
		617,680
Germany – 8.0%
adidas A.G.	66,558	21,632
Allianz S.E. (Registered)	157,246	38,558
Aroundtown S.A.	350,933	3,143
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
Germany – 8.0%continued
BASF S.E.	339,058	$25,713
Bayer A.G. (Registered)	344,303	28,143
Bayerische Motoren Werke A.G.	122,521	10,086
Beiersdorf A.G.	37,816	4,525
Brenntag A.G.	57,263	3,114
Carl Zeiss Meditec A.G. (Bearer)	15,649	1,996
Commerzbank A.G.	385,891	2,390
Continental A.G.	40,218	5,223
Covestro A.G.(3)	61,522	2,860
Daimler A.G. (Registered)	335,578	18,606
Delivery Hero S.E.(3) *	43,454	3,439
Deutsche Bank A.G. (Registered)	737,097	5,718
Deutsche Boerse A.G.	69,930	10,998
Deutsche Lufthansa A.G. (Registered)	91,100	1,676
Deutsche Post A.G. (Registered)	364,682	13,923
Deutsche Telekom A.G. (Registered)	1,229,892	20,098
Deutsche Wohnen S.E.	129,383	5,287
E.ON S.E.	832,500	8,903
Evonik Industries A.G.	72,967	2,237
Fraport A.G. Frankfurt Airport Services Worldwide	15,023	1,277
Fresenius Medical Care A.G. & Co. KGaA	76,997	5,711
Fresenius S.E. & Co. KGaA	153,558	8,668
GEA Group A.G.	59,307	1,961
Hannover Rueck S.E.	21,755	4,206
HeidelbergCement A.G.	56,010	4,083
Henkel A.G. & Co. KGaA	37,222	3,505
HOCHTIEF A.G.	9,612	1,230
Infineon Technologies A.G.	460,049	10,550
KION Group A.G.	24,129	1,666
Knorr-Bremse A.G.	18,874	1,921
LANXESS A.G.	32,473	2,182
Merck KGaA	48,879	5,784
METRO A.G.	65,940	1,063
MTU Aero Engines A.G.	18,984	5,421
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	53,307	15,726
Puma S.E.	31,210	2,393
RWE A.G.	212,906	6,541
SAP S.E.	363,193	48,947
Siemens A.G. (Registered)	282,606	36,942
Siemens Healthineers A.G.(3)	57,290	2,751
Symrise A.G.	48,315	5,083

NORTHERN FUNDS QUARTERLY REPORT     49    EQUITY INDEX FUNDS

Schedule of Investments
INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
Germany – 8.0%continued
Telefonica Deutschland Holding A.G.	346,053	$1,003
thyssenkrupp A.G.	156,902	2,119
TUI A.G. - CDI	167,529	2,118
Uniper S.E.	77,008	2,549
United Internet A.G. (Registered)	47,195	1,551
Volkswagen A.G.	12,004	2,333
Vonovia S.E.	189,505	10,202
Wirecard A.G.	42,516	5,137
Zalando S.E.(3) *	51,638	2,617
		445,508
Hong Kong – 3.3%
AIA Group Ltd.	4,472,486	47,058
ASM Pacific Technology Ltd.	117,800	1,638
Bank of East Asia (The) Ltd.	498,830	1,115
BOC Hong Kong Holdings Ltd.	1,343,608	4,679
Budweiser Brewing Co. APAC Ltd.(3) *	493,500	1,666
CK Asset Holdings Ltd.	967,638	7,013
CK Hutchison Holdings Ltd.	985,138	9,413
CK Infrastructure Holdings Ltd.	251,353	1,793
CLP Holdings Ltd.	600,014	6,318
Dairy Farm International Holdings Ltd.	126,500	721
Galaxy Entertainment Group Ltd.	806,148	5,942
Hang Lung Properties Ltd.	777,501	1,700
Hang Seng Bank Ltd.	274,879	5,688
Henderson Land Development Co. Ltd.	558,929	2,745
HK Electric Investments & HK Electric Investments Ltd.	954,727	941
HKT Trust & HKT Ltd.	1,461,220	2,060
Hong Kong & China Gas Co. Ltd.	3,729,411	7,287
Hong Kong Exchanges & Clearing Ltd.	440,596	14,280
Hongkong Land Holdings Ltd.	454,700	2,617
Jardine Matheson Holdings Ltd.	84,000	4,671
Jardine Strategic Holdings Ltd.	85,900	2,634
Kerry Properties Ltd.	269,203	858
Link REIT	764,771	8,119
Melco Resorts & Entertainment Ltd. ADR	80,454	1,945
MTR Corp. Ltd.	584,136	3,463
New World Development Co. Ltd.	2,147,447	2,945
NWS Holdings Ltd.	591,011	829
PCCW Ltd.	1,266,926	748
Power Assets Holdings Ltd.	498,817	3,647
Sino Land Co. Ltd.	1,010,174	1,472
SJM Holdings Ltd.	729,572	833
Sun Hung Kai Properties Ltd.	587,258	9,008
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
Hong Kong – 3.3%continued
Swire Pacific Ltd., Class A	191,551	$1,785
Swire Properties Ltd.	442,187	1,469
Techtronic Industries Co. Ltd.	494,833	4,049
Vitasoy International Holdings Ltd.	288,000	1,044
WH Group Ltd.(3)	3,418,213	3,542
Wharf Real Estate Investment Co. Ltd.	467,766	2,868
Wheelock & Co. Ltd.	296,021	1,974
Yue Yuen Industrial Holdings Ltd.	290,210	858
		183,435
Ireland – 0.9%
AerCap Holdings N.V.*	47,649	2,929
AIB Group PLC	318,193	1,114
Bank of Ireland Group PLC	372,983	2,057
CRH PLC	293,392	11,769
DCC PLC	37,801	3,290
Experian PLC	335,456	11,346
Flutter Entertainment PLC	29,322	3,581
Irish Bank Resolution Corp. Ltd.(2) *	99,788	—
James Hardie Industries PLC - CDI	168,394	3,302
Kerry Group PLC, Class A	58,227	7,249
Kingspan Group PLC	54,688	3,368
Smurfit Kappa Group PLC	85,211	3,282
		53,287
Isle of Man – 0.0%
GVC Holdings PLC	225,357	2,643
Israel – 0.6%
Azrieli Group Ltd.	16,688	1,221
Bank Hapoalim B.M.	403,802	3,354
Bank Leumi Le-Israel B.M.	531,998	3,877
Check Point Software Technologies Ltd.*	45,996	5,104
CyberArk Software Ltd.*	14,400	1,679
Elbit Systems Ltd.	9,487	1,477
Israel Chemicals Ltd.	263,620	1,244
Israel Discount Bank Ltd., Class A	452,997	2,102
Mizrahi Tefahot Bank Ltd.	56,338	1,502
Nice Ltd.*	23,545	3,650
Teva Pharmaceutical Industries Ltd. ADR*	413,513	4,053
Wix.com Ltd.*	17,780	2,176
		31,439
Italy – 2.1%
Assicurazioni Generali S.p.A.	405,440	8,370

EQUITY INDEX FUNDS    50    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
Italy – 2.1%continued
Atlantia S.p.A. (OTC Exchange)	187,276	$4,369
Davide Campari-Milano S.p.A.	221,287	2,021
Enel S.p.A.	3,017,025	24,002
Eni S.p.A.	941,801	14,635
Ferrari N.V.	21,224	3,520
Ferrari N.V. (New York Exchange)	23,010	3,809
FinecoBank Banca Fineco S.p.A.	212,437	2,550
Intesa Sanpaolo S.p.A.	5,509,033	14,523
Leonardo S.p.A.	152,678	1,789
Mediobanca Banca di Credito Finanziario S.p.A.	236,252	2,602
Moncler S.p.A.	68,810	3,095
Pirelli & C S.p.A.(3)	156,415	902
Poste Italiane S.p.A.(3)	196,253	2,227
Prysmian S.p.A.	92,270	2,223
Recordati S.p.A.	39,489	1,665
Snam S.p.A.	767,746	4,045
Telecom Italia S.p.A.*	3,095,873	1,932
Telecom Italia S.p.A. (RSP)	2,256,507	1,381
Tenaris S.A.	179,248	2,027
Terna Rete Elettrica Nazionale S.p.A.	531,666	3,557
UniCredit S.p.A.	741,960	10,848
		116,092
Japan – 23.9%
ABC-Mart, Inc.	12,900	879
Acom Co. Ltd.	163,800	743
Advantest Corp.	76,200	4,311
Aeon Co. Ltd.	247,200	5,093
AEON Financial Service Co. Ltd.	44,100	694
Aeon Mall Co. Ltd.	38,480	682
AGC, Inc.	64,000	2,284
Air Water, Inc.	58,469	862
Aisin Seiki Co. Ltd.	60,700	2,245
Ajinomoto Co., Inc.	166,400	2,767
Alfresa Holdings Corp.	71,500	1,460
Alps Alpine Co. Ltd.	80,400	1,816
Amada Holdings Co. Ltd.	128,600	1,460
ANA Holdings, Inc.	45,100	1,509
Aozora Bank Ltd.	44,500	1,175
Asahi Group Holdings Ltd.	131,500	6,007
Asahi Intecc Co. Ltd.	73,000	2,149
Asahi Kasei Corp.	460,000	5,161
Astellas Pharma, Inc.	694,600	11,865
Bandai Namco Holdings, Inc.	75,600	4,587
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
Japan – 23.9%continued
Bank of Kyoto (The) Ltd.	20,894	$891
Benesse Holdings, Inc.	27,900	734
Bridgestone Corp.	209,000	7,763
Brother Industries Ltd.	84,900	1,748
Calbee, Inc.	31,900	1,037
Canon, Inc.	367,600	10,025
Casio Computer Co. Ltd.	73,700	1,481
Central Japan Railway Co.	53,200	10,691
Chiba Bank (The) Ltd.	207,600	1,194
Chubu Electric Power Co., Inc.	230,800	3,255
Chugai Pharmaceutical Co. Ltd.	81,255	7,484
Chugoku Electric Power (The) Co., Inc.	105,700	1,394
Coca-Cola Bottlers Japan Holdings, Inc.	46,200	1,186
Concordia Financial Group Ltd.	405,100	1,662
Credit Saison Co. Ltd.	62,200	1,078
CyberAgent, Inc.	38,200	1,330
Dai Nippon Printing Co. Ltd.	91,700	2,489
Daicel Corp.	98,300	938
Daifuku Co. Ltd.	38,600	2,334
Dai-ichi Life Holdings, Inc.	406,800	6,700
Daiichi Sankyo Co. Ltd.	208,700	13,781
Daikin Industries Ltd.	91,700	12,896
Daito Trust Construction Co. Ltd.	25,300	3,133
Daiwa House Industry Co. Ltd.	205,500	6,367
Daiwa House REIT Investment Corp.	715	1,868
Daiwa Securities Group, Inc.	541,900	2,749
Denso Corp.	157,900	7,123
Dentsu, Inc.	75,518	2,600
Disco Corp.	10,200	2,428
East Japan Railway Co.	111,112	10,029
Eisai Co. Ltd.	92,000	6,852
Electric Power Development Co. Ltd.	53,300	1,295
FamilyMart Co. Ltd.	95,600	2,290
FANUC Corp.	71,300	13,168
Fast Retailing Co. Ltd.	21,500	12,744
Fuji Electric Co. Ltd.	50,200	1,534
FUJIFILM Holdings Corp.	130,100	6,203
Fujitsu Ltd.	71,300	6,728
Fukuoka Financial Group, Inc.	66,700	1,273
GMO Payment Gateway, Inc.	15,900	1,094
Hakuhodo DY Holdings, Inc.	88,900	1,430
Hamamatsu Photonics K.K.	53,570	2,195
Hankyu Hanshin Holdings, Inc.	82,100	3,511
Hikari Tsushin, Inc.	7,900	1,983

NORTHERN FUNDS QUARTERLY REPORT     51    EQUITY INDEX FUNDS

Schedule of Investments
INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
Japan – 23.9%continued
Hino Motors Ltd.	115,500	$1,220
Hirose Electric Co. Ltd.	12,928	1,653
Hisamitsu Pharmaceutical Co., Inc.	19,700	958
Hitachi Chemical Co. Ltd.	38,800	1,624
Hitachi Construction Machinery Co. Ltd.	40,300	1,199
Hitachi High-Technologies Corp.	25,900	1,830
Hitachi Ltd.	356,100	15,000
Hitachi Metals Ltd.	84,400	1,240
Honda Motor Co. Ltd.	601,200	16,958
Hoshizaki Corp.	20,300	1,808
Hoya Corp.	140,400	13,405
Hulic Co. Ltd.	115,800	1,394
Idemitsu Kosan Co. Ltd.	74,188	2,064
IHI Corp.	55,200	1,294
Iida Group Holdings Co. Ltd.	58,364	1,022
Inpex Corp.	367,400	3,833
Isetan Mitsukoshi Holdings Ltd.	122,360	1,100
Isuzu Motors Ltd.	209,000	2,462
ITOCHU Corp.	497,500	11,521
Itochu Techno-Solutions Corp.	37,600	1,062
J Front Retailing Co. Ltd.	87,300	1,218
Japan Airlines Co. Ltd.	43,500	1,357
Japan Airport Terminal Co. Ltd.	20,600	1,140
Japan Exchange Group, Inc.	180,600	3,179
Japan Post Bank Co. Ltd.	153,600	1,472
Japan Post Holdings Co. Ltd.	570,300	5,356
Japan Post Insurance Co. Ltd.	84,800	1,452
Japan Prime Realty Investment Corp.	314	1,379
Japan Real Estate Investment Corp.	497	3,297
Japan Retail Fund Investment Corp.	993	2,135
Japan Tobacco, Inc.	444,400	9,907
JFE Holdings, Inc.	189,700	2,430
JGC Holdings Corp.	87,200	1,403
JSR Corp.	73,700	1,347
JTEKT Corp.	81,800	965
JXTG Holdings, Inc.	1,194,997	5,464
Kajima Corp.	166,400	2,224
Kakaku.com, Inc.	53,700	1,380
Kamigumi Co. Ltd.	42,200	925
Kansai Electric Power (The) Co., Inc.	247,400	2,861
Kansai Paint Co. Ltd.	65,400	1,598
Kao Corp.	177,500	14,640
Kawasaki Heavy Industries Ltd.	50,200	1,098
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
Japan – 23.9%continued
KDDI Corp.	651,800	$19,391
Keihan Holdings Co. Ltd.	35,100	1,709
Keikyu Corp.	85,700	1,652
Keio Corp.	38,400	2,320
Keisei Electric Railway Co. Ltd.	48,100	1,865
Keyence Corp.	67,256	23,805
Kikkoman Corp.	54,000	2,642
Kintetsu Group Holdings Co. Ltd.	64,800	3,512
Kirin Holdings Co. Ltd.	298,800	6,517
Kobayashi Pharmaceutical Co. Ltd.	18,600	1,575
Koito Manufacturing Co. Ltd.	39,714	1,838
Komatsu Ltd.	337,500	8,092
Konami Holdings Corp.	35,900	1,480
Konica Minolta, Inc.	169,100	1,107
Kose Corp.	13,000	1,900
Kubota Corp.	380,000	5,953
Kuraray Co. Ltd.	114,900	1,409
Kurita Water Industries Ltd.	39,100	1,158
Kyocera Corp.	116,800	7,960
Kyowa Kirin Co. Ltd.	91,600	2,152
Kyushu Electric Power Co., Inc.	142,900	1,234
Kyushu Railway Co.	60,200	2,018
Lawson, Inc.	18,700	1,059
LINE Corp.*	23,400	1,151
Lion Corp.	84,200	1,643
LIXIL Group Corp.	100,300	1,729
M3, Inc.	166,300	5,022
Makita Corp.	79,200	2,742
Marubeni Corp.	566,200	4,184
Marui Group Co. Ltd.	73,000	1,777
Maruichi Steel Tube Ltd.	22,200	623
Mazda Motor Corp.	216,500	1,843
McDonald's Holdings Co. Japan Ltd.	25,300	1,219
Mebuki Financial Group, Inc.	326,210	832
Medipal Holdings Corp.	73,400	1,619
MEIJI Holdings Co. Ltd.	40,326	2,724
Mercari, Inc.*	28,900	593
MINEBEA MITSUMI, Inc.	136,900	2,825
MISUMI Group, Inc.	106,400	2,631
Mitsubishi Chemical Holdings Corp.	458,500	3,416
Mitsubishi Corp.	501,700	13,310
Mitsubishi Electric Corp.	668,100	9,084
Mitsubishi Estate Co. Ltd.	431,800	8,255
Mitsubishi Gas Chemical Co., Inc.	62,100	944

EQUITY INDEX FUNDS    52    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
Japan – 23.9%continued
Mitsubishi Heavy Industries Ltd.	120,800	$4,672
Mitsubishi Materials Corp.	44,700	1,212
Mitsubishi Motors Corp.	250,700	1,044
Mitsubishi Tanabe Pharma Corp.	83,400	1,538
Mitsubishi UFJ Financial Group, Inc.	4,561,395	24,653
Mitsubishi UFJ Lease & Finance Co. Ltd.	157,200	1,012
Mitsui & Co. Ltd.	610,600	10,858
Mitsui Chemicals, Inc.	66,100	1,607
Mitsui Fudosan Co. Ltd.	325,400	7,948
Mitsui OSK Lines Ltd.	39,900	1,096
Mizuho Financial Group, Inc.	8,905,389	13,696
MonotaRO Co. Ltd.	47,600	1,276
MS&AD Insurance Group Holdings, Inc.	171,343	5,642
Murata Manufacturing Co. Ltd.	211,291	13,063
Nabtesco Corp.	42,099	1,242
Nagoya Railroad Co. Ltd.	68,400	2,123
NEC Corp.	93,500	3,885
Nexon Co. Ltd.*	190,200	2,516
NGK Insulators Ltd.	99,700	1,730
NGK Spark Plug Co. Ltd.	63,000	1,222
NH Foods Ltd.	31,300	1,296
Nidec Corp.	82,200	11,229
Nikon Corp.	121,200	1,481
Nintendo Co. Ltd.	41,200	16,630
Nippon Building Fund, Inc.	507	3,715
Nippon Express Co. Ltd.	29,400	1,720
Nippon Paint Holdings Co. Ltd.	55,900	2,892
Nippon Prologis REIT, Inc.	741	1,888
Nippon Shinyaku Co. Ltd.	17,300	1,504
Nippon Steel Corp.	293,561	4,417
Nippon Telegraph & Telephone Corp.	475,312	12,040
Nippon Yusen K.K.	60,100	1,083
Nissan Chemical Corp.	46,200	1,931
Nissan Motor Co. Ltd.	844,800	4,910
Nisshin Seifun Group, Inc.	75,405	1,314
Nissin Foods Holdings Co. Ltd.	23,300	1,730
Nitori Holdings Co. Ltd.	29,000	4,582
Nitto Denko Corp.	56,400	3,164
Nomura Holdings, Inc.	1,212,700	6,229
Nomura Real Estate Holdings, Inc.	49,200	1,184
Nomura Real Estate Master Fund, Inc.	1,409	2,408
Nomura Research Institute Ltd.	128,322	2,761
NSK Ltd.	136,800	1,290
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
Japan – 23.9%continued
NTT Data Corp.	238,200	$3,184
NTT DOCOMO, Inc.	491,600	13,738
Obayashi Corp.	246,900	2,738
Obic Co. Ltd.	24,700	3,337
Odakyu Electric Railway Co. Ltd.	107,700	2,512
Oji Holdings Corp.	325,000	1,754
Olympus Corp.	424,600	6,538
Omron Corp.	72,600	4,229
Ono Pharmaceutical Co. Ltd.	134,200	3,065
Oracle Corp. Japan	15,100	1,373
Oriental Land Co. Ltd.	73,400	10,018
ORIX Corp.	483,400	8,046
Orix JREIT, Inc.	998	2,164
Osaka Gas Co. Ltd.	132,400	2,530
Otsuka Corp.	37,900	1,514
Otsuka Holdings Co. Ltd.	141,515	6,293
Pan Pacific International Holdings Corp.	171,600	2,848
Panasonic Corp.	830,100	7,786
Park24 Co. Ltd.	41,400	1,014
PeptiDream, Inc.*	36,400	1,864
Persol Holdings Co. Ltd.	70,200	1,319
Pigeon Corp.	43,700	1,611
Pola Orbis Holdings, Inc.	36,100	862
Rakuten, Inc.	327,200	2,806
Recruit Holdings Co. Ltd.	500,100	18,819
Renesas Electronics Corp.*	290,100	1,998
Resona Holdings, Inc.	749,410	3,268
Ricoh Co. Ltd.	246,900	2,675
Rinnai Corp.	13,300	1,039
Rohm Co. Ltd.	35,600	2,869
Ryohin Keikaku Co. Ltd.	91,000	2,123
Sankyo Co. Ltd.	16,600	550
Santen Pharmaceutical Co. Ltd.	123,800	2,360
SBI Holdings, Inc.	88,760	1,870
Secom Co. Ltd.	76,200	6,800
Sega Sammy Holdings, Inc.	67,300	980
Seibu Holdings, Inc.	77,500	1,278
Seiko Epson Corp.	99,900	1,508
Sekisui Chemical Co. Ltd.	139,700	2,418
Sekisui House Ltd.	232,800	4,972
Seven & i Holdings Co. Ltd.	276,000	10,098
Seven Bank Ltd.	237,700	781
SG Holdings Co. Ltd.	56,000	1,264
Sharp Corp.	79,600	1,216

NORTHERN FUNDS QUARTERLY REPORT     53    EQUITY INDEX FUNDS

Schedule of Investments
INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
Japan – 23.9%continued
Shimadzu Corp.	84,400	$2,640
Shimamura Co. Ltd.	8,600	656
Shimano, Inc.	27,800	4,514
Shimizu Corp.	203,700	2,072
Shin-Etsu Chemical Co. Ltd.	133,800	14,669
Shinsei Bank Ltd.	72,300	1,104
Shionogi & Co. Ltd.	98,400	6,079
Shiseido Co. Ltd.	147,000	10,511
Shizuoka Bank (The) Ltd.	180,700	1,345
Showa Denko K.K.	51,500	1,357
SMC Corp.	21,000	9,599
Softbank Corp.	615,600	8,250
SoftBank Group Corp.	579,100	25,212
Sohgo Security Services Co. Ltd.	27,100	1,468
Sompo Holdings, Inc.	126,745	4,966
Sony Corp.	469,400	31,951
Sony Financial Holdings, Inc.	59,000	1,412
Square Enix Holdings Co. Ltd.	34,900	1,744
Stanley Electric Co. Ltd.	46,200	1,336
Subaru Corp.	224,000	5,538
SUMCO Corp.	97,500	1,633
Sumitomo Chemical Co. Ltd.	542,800	2,460
Sumitomo Corp.	432,700	6,451
Sumitomo Dainippon Pharma Co. Ltd.	63,600	1,241
Sumitomo Electric Industries Ltd.	273,400	4,102
Sumitomo Heavy Industries Ltd.	41,900	1,188
Sumitomo Metal Mining Co. Ltd.	87,500	2,822
Sumitomo Mitsui Financial Group, Inc.	493,242	18,157
Sumitomo Mitsui Trust Holdings, Inc.	120,319	4,748
Sumitomo Realty & Development Co. Ltd.	124,900	4,356
Sumitomo Rubber Industries Ltd.	67,100	816
Sundrug Co. Ltd.	28,800	1,041
Suntory Beverage & Food Ltd.	52,100	2,179
Suzuken Co. Ltd.	26,736	1,088
Suzuki Motor Corp.	132,800	5,563
Sysmex Corp.	59,998	4,078
T&D Holdings, Inc.	209,800	2,648
Taiheiyo Cement Corp.	45,100	1,320
Taisei Corp.	71,900	2,977
Taisho Pharmaceutical Holdings Co. Ltd.	14,000	1,034
Taiyo Nippon Sanso Corp.	50,900	1,128
Takeda Pharmaceutical Co. Ltd.	552,366	21,884
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
Japan – 23.9%continued
TDK Corp.	46,700	$5,249
Teijin Ltd.	67,400	1,258
Terumo Corp.	236,700	8,363
THK Co. Ltd.	47,300	1,270
Tobu Railway Co. Ltd.	65,600	2,384
Toho Co. Ltd.	42,500	1,770
Toho Gas Co. Ltd.	28,000	1,140
Tohoku Electric Power Co., Inc.	161,800	1,600
Tokio Marine Holdings, Inc.	235,300	13,138
Tokyo Century Corp.	16,600	891
Tokyo Electric Power Co. Holdings, Inc.*	590,400	2,521
Tokyo Electron Ltd.	57,700	12,680
Tokyo Gas Co. Ltd.	141,600	3,435
Tokyu Corp.	186,300	3,442
Tokyu Fudosan Holdings Corp.	223,800	1,545
Toppan Printing Co. Ltd.	106,500	2,196
Toray Industries, Inc.	497,100	3,396
Toshiba Corp.	180,400	6,112
Tosoh Corp.	95,500	1,470
TOTO Ltd.	53,700	2,263
Toyo Seikan Group Holdings Ltd.	56,400	978
Toyo Suisan Kaisha Ltd.	33,700	1,433
Toyoda Gosei Co. Ltd.	24,800	619
Toyota Industries Corp.	55,200	3,181
Toyota Motor Corp.	846,044	59,570
Toyota Tsusho Corp.	79,500	2,787
Trend Micro, Inc.	49,000	2,507
Tsuruha Holdings, Inc.	13,800	1,771
Unicharm Corp.	147,300	4,975
United Urban Investment Corp.	1,079	2,025
USS Co. Ltd.	85,100	1,607
Welcia Holdings Co. Ltd.	17,700	1,127
West Japan Railway Co.	59,300	5,121
Yakult Honsha Co. Ltd.	41,400	2,279
Yamada Denki Co. Ltd.	240,090	1,271
Yamaha Corp.	50,800	2,800
Yamaha Motor Co. Ltd.	105,400	2,107
Yamato Holdings Co. Ltd.	104,000	1,779
Yamazaki Baking Co. Ltd.	45,805	818
Yaskawa Electric Corp.	90,100	3,400
Yokogawa Electric Corp.	87,000	1,541
Yokohama Rubber (The) Co. Ltd.	46,900	908

EQUITY INDEX FUNDS    54    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
Japan – 23.9%continued
Z Holdings Corp.	1,011,100	$4,236
ZOZO, Inc.	36,500	698
		1,340,285
Macau – 0.1%
Sands China Ltd.	879,099	4,714
Wynn Macau Ltd.	582,146	1,440
		6,154
Netherlands – 5.0%
ABN AMRO Bank N.V. - C.V.A.(3)	158,918	2,903
Adyen N.V.(3) *	3,935	3,238
Aegon N.V.	664,267	3,041
Akzo Nobel N.V.	83,883	8,553
Altice Europe N.V.*	256,263	1,656
ArcelorMittal S.A.	241,646	4,269
ASML Holding N.V.	157,308	46,848
EXOR N.V.	41,133	3,190
Heineken Holding N.V.	43,343	4,208
Heineken N.V.	95,417	10,178
ING Groep N.V. (OTC Exchange)	1,444,232	17,357
Koninklijke Ahold Delhaize N.V.	435,800	10,922
Koninklijke DSM N.V.	66,702	8,707
Koninklijke KPN N.V.	1,284,870	3,796
Koninklijke Philips N.V.	333,822	16,320
Koninklijke Vopak N.V.	26,423	1,435
NN Group N.V.	114,147	4,340
NXP Semiconductors N.V.	102,705	13,070
Prosus N.V.*	179,584	13,438
QIAGEN N.V.*	85,998	2,940
Randstad N.V.	46,201	2,829
Royal Dutch Shell PLC, Class A	1,584,003	47,084
Royal Dutch Shell PLC, Class B	1,383,171	41,215
Wolters Kluwer N.V.	102,010	7,456
		278,993
New Zealand – 0.3%
a2 Milk Co. Ltd.*	280,113	2,835
Auckland International Airport Ltd.	373,662	2,202
Fisher & Paykel Healthcare Corp. Ltd.	219,426	3,293
Fletcher Building Ltd.	325,073	1,115
Mercury NZ Ltd.	254,424	865
Meridian Energy Ltd.	483,270	1,627
Ryman Healthcare Ltd.	153,146	1,687
Spark New Zealand Ltd.	699,743	2,041
		15,665
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
Norway – 0.6%
Aker BP ASA	42,382	$1,390
DNB ASA	356,023	6,672
Equinor ASA	368,165	7,363
Gjensidige Forsikring ASA	75,835	1,594
Mowi ASA	165,946	4,316
Norsk Hydro ASA	508,236	1,897
Orkla ASA	266,548	2,701
Schibsted ASA, Class B	36,657	1,052
Telenor ASA	270,344	4,849
Yara International ASA	62,054	2,586
		34,420
Portugal – 0.2%
Banco Espirito Santo S.A. (Registered)(2) *	882,815	—
EDP - Energias de Portugal S.A.	968,603	4,199
Galp Energia SGPS S.A.	178,703	2,989
Jeronimo Martins SGPS S.A.	97,040	1,598
		8,786
Russia – 0.0%
Evraz PLC	195,898	1,051
Singapore – 1.2%
Ascendas Real Estate Investment Trust	1,096,175	2,422
CapitaLand Commercial Trust	985,836	1,460
CapitaLand Ltd.	948,450	2,645
CapitaLand Mall Trust	1,008,400	1,845
City Developments Ltd.	174,000	1,419
ComfortDelGro Corp. Ltd.	832,300	1,474
DBS Group Holdings Ltd.	660,270	12,727
Genting Singapore Ltd.	2,306,980	1,579
Jardine Cycle & Carriage Ltd.	38,773	868
Keppel Corp. Ltd.	507,950	2,559
Mapletree Commercial Trust	743,400	1,321
Oversea-Chinese Banking Corp. Ltd.	1,183,428	9,677
SATS Ltd.	273,200	1,029
Sembcorp Industries Ltd.	380,644	649
Singapore Airlines Ltd.	204,134	1,373
Singapore Exchange Ltd.	275,800	1,819
Singapore Press Holdings Ltd.	609,295	988
Singapore Technologies Engineering Ltd.	595,600	1,747
Singapore Telecommunications Ltd.	2,989,725	7,497
Suntec Real Estate Investment Trust	746,400	1,022
United Overseas Bank Ltd.	463,249	9,112
UOL Group Ltd.	174,180	1,079

NORTHERN FUNDS QUARTERLY REPORT     55    EQUITY INDEX FUNDS

Schedule of Investments
INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
Singapore – 1.2%continued
Venture Corp. Ltd.	104,200	$1,257
Wilmar International Ltd.	723,300	2,218
		69,786
Spain – 2.8%
ACS Actividades de Construccion y Servicios S.A.	93,499	3,748
Aena S.M.E. S.A.(3)	24,131	4,630
Amadeus IT Group S.A.	158,896	13,019
Banco Bilbao Vizcaya Argentaria S.A.	2,474,823	13,947
Banco de Sabadell S.A.	2,160,465	2,531
Banco Santander S.A.	6,157,728	26,001
Bankia S.A.	460,031	985
Bankinter S.A.	263,798	1,940
CaixaBank S.A. (OTC Exchange)	1,292,873	4,077
Cellnex Telecom S.A.(3) *	90,319	3,893
Enagas S.A.	87,657	2,239
Endesa S.A.	122,083	3,259
Ferrovial S.A.	179,534	5,447
Grifols S.A.	107,676	3,802
Iberdrola S.A.	2,241,616	23,086
Industria de Diseno Textil S.A.	403,195	14,282
Mapfre S.A.	410,543	1,092
Naturgy Energy Group S.A.	114,612	2,885
Red Electrica Corp. S.A.	166,396	3,347
Repsol S.A.	541,009	8,487
Siemens Gamesa Renewable Energy S.A.	90,112	1,583
Telefonica S.A.	1,722,307	12,038
		156,318
Sweden – 2.5%
Alfa Laval AB	117,937	2,971
Assa Abloy AB, Class B	368,112	8,602
Atlas Copco AB, Class A	246,213	9,815
Atlas Copco AB, Class B	141,956	4,925
Boliden AB	105,808	2,814
Electrolux AB, Class B	87,680	2,152
Epiroc AB, Class A	233,757	2,857
Epiroc AB, Class B	145,621	1,728
Essity AB, Class B	227,698	7,341
Hennes & Mauritz AB, Class B	293,287	5,962
Hexagon AB, Class B	94,387	5,288
Husqvarna AB, Class B	159,603	1,278
ICA Gruppen AB	35,647	1,665
Industrivarden AB, Class C	66,021	1,594
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
Sweden – 2.5%continued
Investor AB, Class B	166,223	$9,082
Kinnevik AB, Class B	93,953	2,299
L E Lundbergforetagen AB, Class B	27,563	1,211
Lundin Petroleum AB	70,937	2,411
Millicom International Cellular S.A. SDR	31,981	1,533
Sandvik AB	413,376	8,079
Securitas AB, Class B	117,561	2,028
Skandinaviska Enskilda Banken AB, Class A	593,621	5,584
Skanska AB, Class B	131,076	2,964
SKF AB, Class B	144,302	2,924
Svenska Handelsbanken AB, Class A	571,658	6,155
Swedbank AB, Class A	336,192	5,014
Swedish Match AB	60,284	3,108
Tele2 AB, Class B	192,849	2,797
Telefonaktiebolaget LM Ericsson, Class B	1,130,045	9,902
Telia Co. AB	1,030,013	4,425
Volvo AB, Class B	543,525	9,121
		137,629
Switzerland – 9.6%
ABB Ltd. (Registered)	682,267	16,471
Adecco Group A.G. (Registered)	58,153	3,676
Alcon, Inc.*	152,734	8,652
Baloise Holding A.G. (Registered)	18,853	3,407
Barry Callebaut A.G. (Registered)	1,147	2,536
Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)	376	2,919
Chocoladefabriken Lindt & Spruengli A.G. (Registered)	38	3,357
Cie Financiere Richemont S.A. (Registered)	192,456	15,107
Clariant A.G. (Registered)*	72,258	1,617
Coca-Cola HBC A.G. - CDI*	77,034	2,627
Credit Suisse Group A.G. (Registered)*	942,509	12,791
Dufry A.G. (Registered)*	14,702	1,457
EMS-Chemie Holding A.G. (Registered)	3,134	2,062
Geberit A.G. (Registered)	13,496	7,577
Givaudan S.A. (Registered)	3,428	10,729
Glencore PLC*	3,996,906	12,498
Julius Baer Group Ltd.*	85,077	4,394
Kuehne + Nagel International A.G. (Registered)	19,305	3,254
LafargeHolcim Ltd. (Registered)*	126,599	7,020

EQUITY INDEX FUNDS    56    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
Switzerland – 9.6%continued
LafargeHolcim Ltd. (Registered) (Euronext Paris Exchange)*	53,665	$2,949
Lonza Group A.G. (Registered)*	27,401	9,994
Nestle S.A. (Registered)	1,101,634	119,347
Novartis A.G. (Registered)	795,322	75,351
Pargesa Holding S.A. (Bearer)	12,977	1,078
Partners Group Holding A.G.	6,785	6,218
Roche Holding A.G. (Genusschein)	259,952	84,292
Schindler Holding A.G. (Participation Certificate)	15,393	3,917
Schindler Holding A.G. (Registered)	7,646	1,873
SGS S.A. (Registered)	2,000	5,475
Sika A.G. (Registered)	46,671	8,789
Sonova Holding A.G. (Registered)	20,154	4,611
STMicroelectronics N.V.	257,338	6,945
Straumann Holding A.G. (Registered)	3,909	3,837
Swatch Group (The) A.G. (Bearer)	10,242	2,855
Swatch Group (The) A.G. (Registered)	20,961	1,107
Swiss Life Holding A.G. (Registered)	12,227	6,134
Swiss Prime Site A.G. (Registered)*	29,176	3,382
Swiss Re A.G.	109,509	12,308
Swisscom A.G. (Registered)	9,471	5,016
Temenos A.G. (Registered)*	24,706	3,906
UBS Group A.G. (Registered)*	1,429,234	18,038
Vifor Pharma A.G.	16,173	2,954
Zurich Insurance Group A.G.	55,488	22,758
		535,285
United Arab Emirates – 0.0%
NMC Health PLC	35,048	823
United Kingdom – 14.5%
3i Group PLC	367,421	5,355
Admiral Group PLC	70,785	2,168
Anglo American PLC	381,795	11,019
Ashtead Group PLC	168,887	5,405
Associated British Foods PLC	133,404	4,622
AstraZeneca PLC	484,838	48,507
Auto Trader Group PLC(3)	343,996	2,719
AVEVA Group PLC	24,420	1,510
Aviva PLC	1,435,069	8,006
BAE Systems PLC	1,175,267	8,806
Barclays PLC	6,359,770	15,187
Barratt Developments PLC	385,906	3,825
Berkeley Group Holdings (The) PLC	45,350	2,941
BP PLC	7,528,793	47,261
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
United Kingdom – 14.5%continued
British American Tobacco PLC	849,114	$36,177
British Land (The) Co. PLC	340,666	2,901
BT Group PLC	3,075,983	7,883
Bunzl PLC	119,747	3,276
Burberry Group PLC	156,832	4,590
Centrica PLC	2,157,544	2,571
CNH Industrial N.V.	361,531	3,969
Coca-Cola European Partners PLC	82,874	4,217
Compass Group PLC	584,738	14,648
Croda International PLC	48,888	3,320
Diageo PLC	873,900	36,826
Direct Line Insurance Group PLC	529,263	2,205
easyJet PLC	57,754	1,099
Ferguson PLC	84,147	7,645
Fiat Chrysler Automobiles N.V.	144,496	2,140
Fiat Chrysler Automobiles N.V. (New York Exchange)	246,814	3,626
G4S PLC	585,470	1,703
GlaxoSmithKline PLC	1,843,435	43,368
Halma PLC	142,669	4,005
Hargreaves Lansdown PLC	108,243	2,787
HSBC Holdings PLC	7,475,706	58,708
Imperial Brands PLC	351,681	8,714
Informa PLC	458,163	5,208
InterContinental Hotels Group PLC	64,567	4,448
Intertek Group PLC	60,779	4,717
ITV PLC	1,376,169	2,762
J Sainsbury PLC	690,914	2,118
JD Sports Fashion PLC	165,610	1,850
Johnson Matthey PLC	72,836	2,898
Kingfisher PLC (OTC Exchange)	806,241	2,338
Land Securities Group PLC	249,904	3,284
Legal & General Group PLC	2,183,728	8,798
Lloyds Banking Group PLC	25,876,717	21,597
London Stock Exchange Group PLC	115,899	11,971
M&G PLC*	971,258	3,056
Marks & Spencer Group PLC	739,148	2,096
Meggitt PLC	291,200	2,538
Melrose Industries PLC	1,779,806	5,689
Micro Focus International PLC	128,075	1,808
Mondi PLC	175,243	4,137
National Grid PLC	1,267,360	15,927
Next PLC	48,160	4,484
Ocado Group PLC*	175,523	2,980

NORTHERN FUNDS QUARTERLY REPORT     57    EQUITY INDEX FUNDS

Schedule of Investments
INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
United Kingdom – 14.5%continued
Pearson PLC	296,066	$2,504
Persimmon PLC	120,111	4,327
Prudential PLC	959,427	18,461
Reckitt Benckiser Group PLC	262,143	21,288
RELX PLC	717,067	18,090
Rentokil Initial PLC	698,794	4,207
Rio Tinto Ltd.	136,999	9,689
Rio Tinto PLC	418,183	24,847
Rolls-Royce Holdings PLC*	653,080	5,914
Royal Bank of Scotland Group PLC	1,764,767	5,656
RSA Insurance Group PLC	360,232	2,719
Sage Group (The) PLC	412,868	4,102
Schroders PLC	45,615	2,029
Segro PLC	411,503	4,912
Severn Trent PLC	91,223	3,044
Smith & Nephew PLC	320,560	7,744
Smiths Group PLC	140,490	3,141
Spirax-Sarco Engineering PLC	26,289	3,113
SSE PLC	369,629	7,082
St. James's Place PLC	202,216	3,129
Standard Chartered PLC	1,001,737	9,461
Standard Life Aberdeen PLC	857,793	3,738
Taylor Wimpey PLC	1,245,139	3,222
Tesco PLC	3,607,002	12,219
Unilever N.V.	542,909	31,237
Unilever PLC	409,707	23,455
United Utilities Group PLC	240,541	3,021
Vodafone Group PLC	9,895,127	19,210
Weir Group (The) PLC	101,222	2,025
Whitbread PLC	47,276	3,042
Wm Morrison Supermarkets PLC	918,019	2,444
WPP PLC	455,847	6,415
		813,900
United States – 0.0%
Carnival PLC	55,941	2,671
Total Common Stocks
(Cost $4,082,991)		5,465,393

PREFERRED STOCKS – 0.5%(1)
Germany – 0.5%
Bayerische Motoren Werke A.G., 6.01%(4)	21,045	1,300
FUCHS PETROLUB S.E., 2.13%(4)	28,177	1,402
Henkel A.G. & Co. KGaA, 2.03%(4)	64,619	6,682
	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS – 0.5% (1)continued
Germany – 0.5%continued
Porsche Automobil Holding S.E., 3.35%(4)	55,454	$4,148
Sartorius A.G., 0.33%(4)	13,559	2,903
Volkswagen A.G., 2.73%(4)	68,397	13,521
		29,956
Total Preferred Stocks
(Cost $22,115)		29,956

RIGHTS – 0.0%
Spain – 0.0%
Repsol S.A.*	541,009	257
Total Rights
(Cost $256)		257

INVESTMENT COMPANIES – 1.3%
iShares Core MSCI EAFE ETF	109,000	7,111
iShares MSCI EAFE ETF	6,000	417
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.48%(5) (6)	62,094,395	62,094
Total Investment Companies
(Cost $68,808)		69,622

Total Investments – 99.4%
(Cost $4,174,170)		5,565,228
Other Assets less Liabilities – 0.6%		33,147
Net Assets – 100.0%		$5,598,375

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.
(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(4)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of December 31, 2019 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

EQUITY INDEX FUNDS    58    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
CDI – CREST Depository Interest

ETF – Exchange-Traded Fund

MSCI – Morgan Stanley Capital International

PLC – Public Limited Company

REIT – Real Estate Investment Trust
Percentages shown are based on Net Assets.
At December 31, 2019, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Bank of Montreal	United States Dollar	500	British Pound	385	3/18/20	$12
BNY Mellon	United States Dollar	3,400	Australian Dollar	4,927	3/18/20	64
BNY Mellon	United States Dollar	135	New Zealand Dollar	205	3/18/20	3
BNY Mellon	United States Dollar	2,300	Swiss Franc	2,234	3/18/20	21
Citibank	United States Dollar	1,864	Australian Dollar	2,699	3/18/20	33
Citibank	United States Dollar	4,900	British Pound	3,752	3/18/20	81
Citibank	United States Dollar	502	Danish Krone	3,361	3/18/20	5
Citibank	United States Dollar	1,300	Euro	1,166	3/18/20	15
Citibank	United States Dollar	1,108	Hong Kong Dollar	8,660	3/18/20	3
Citibank	United States Dollar	8,800	Japanese Yen	956,797	3/18/20	45
Citibank	United States Dollar	611	Singapore Dollar	829	3/18/20	5
JPMorgan Chase	United States Dollar	7,527	British Pound	5,712	3/18/20	55
JPMorgan Chase	United States Dollar	9,900	Euro	8,847	3/18/20	73
JPMorgan Chase	United States Dollar	300	Swiss Franc	293	3/18/20	4
Morgan Stanley	United States Dollar	9,522	Euro	8,502	3/18/20	62
Morgan Stanley	United States Dollar	900	Japanese Yen	97,968	3/18/20	6
Morgan Stanley	United States Dollar	700	Swedish Krona	6,555	3/18/20	3
Toronto-Dominion Bank	United States Dollar	500	Hong Kong Dollar	3,901	3/18/20	—
Subtotal Appreciation						490
BNY Mellon	Norwegian Krone	1,984	United States Dollar	218	3/18/20	(8)
BNY Mellon	United States Dollar	1,561	Swedish Krona	14,568	3/18/20	—*
Morgan Stanley	Swiss Franc	1,148	United States Dollar	1,173	3/18/20	(19)
Morgan Stanley	United States Dollar	10,085	Japanese Yen	1,088,581	3/18/20	(22)
Toronto-Dominion Bank	British Pound	762	United States Dollar	1,000	3/18/20	(12)
Toronto-Dominion Bank	Euro	713	United States Dollar	800	3/18/20	(4)
Toronto-Dominion Bank	Japanese Yen	218,327	United States Dollar	2,000	3/18/20	(18)
Subtotal Depreciation						(83)
Total						$407

*	Amounts round to less than a thousand.
At December 31, 2019, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Euro Stoxx 50 (Euro)	763	$31,915	Long	3/20	$42
FTSE 100 Index (British Pound)	148	14,701	Long	3/20	246
Hang Seng Index (Hong Kong Dollar)	34	6,167	Long	1/20	39
SPI 200 Index (Australian Dollar)	91	10,542	Long	3/20	(215)
Topix Index (Japanese Yen)	210	33,262	Long	3/20	12
Total					$124
At December 31, 2019, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	5.2%
Consumer Discretionary	11.6
Consumer Staples	11.2
Energy	4.9
Financials	18.7
Health Care	12.1
Industrials	15.0
Information Technology	7.0
Materials	7.1
Real Estate	3.5
Utilities	3.7
Total	100.0%

NORTHERN FUNDS QUARTERLY REPORT     59    EQUITY INDEX FUNDS

Schedule of Investments
INTERNATIONAL EQUITY INDEX FUND continued	December 31, 2019 (UNAUDITED)
At December 31, 2019, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	31.7%
Japanese Yen	24.4
British Pound	16.5
Swiss Franc	9.3
Australian Dollar	6.8
All other currencies less than 5%	11.3
Total	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2019 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2019:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
China	$2,304	$781	$—	$3,085
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Hong Kong	$1,945	$181,490	$—	$183,435
Ireland	2,929	50,358	—	53,287
Israel	13,012	18,427	—	31,439
Italy	3,809	112,283	—	116,092
Netherlands	13,070	265,923	—	278,993
United Kingdom	7,843	806,057	—	813,900
All Other Countries(1)	—	3,985,162	—	3,985,162
Total Common Stocks	44,912	5,420,481	—	5,465,393
Preferred Stocks(1)	—	29,956	—	29,956
Rights(1)	257	—	—	257
Investment Companies	69,622	—	—	69,622
Total Investments	$114,791	$5,450,437	$—	$5,565,228
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$490	$—	$490
Futures Contracts	339	—	—	339
Liabilities
Forward Foreign Currency Exchange Contracts	—	(83)	—	(83)
Futures Contracts	(215)	—	—	(215)
Total Other Financial Instruments	$124	$407	$—	$531

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2019, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$21,583	$304,970	$264,459	$259	$62,094	62,094,395
EQUITY INDEX FUNDS    60    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
MID CAP INDEX FUND	December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9%
Aerospace & Defense – 1.5%
Axon Enterprise, Inc.*	80,246	$5,880
Mercury Systems, Inc.*	75,340	5,207
Teledyne Technologies, Inc.*	49,632	17,200
Woodward, Inc.	75,997	9,001
		37,288
Apparel & Textile Products – 1.0%
Carter's, Inc.	60,721	6,639
Columbia Sportswear Co.	36,458	3,653
Deckers Outdoor Corp.*	38,711	6,537
Skechers U.S.A., Inc., Class A*	181,926	7,857
		24,686
Asset Management – 1.3%
Affiliated Managers Group, Inc.	63,610	5,390
Eaton Vance Corp.	152,772	7,133
Federated Investors, Inc., Class B	131,177	4,275
Janus Henderson Group PLC	215,329	5,265
Legg Mason, Inc.	109,635	3,937
Stifel Financial Corp.	94,154	5,710
		31,710
Automotive – 1.8%
Adient PLC*	119,943	2,549
Dana, Inc.	199,556	3,632
Delphi Technologies PLC*	110,843	1,422
Gentex Corp.	344,095	9,972
Goodyear Tire & Rubber (The) Co.	320,454	4,985
ITT, Inc.	118,328	8,745
Lear Corp.	72,965	10,011
Visteon Corp.*	37,589	3,255
		44,571
Banking – 7.6%
Associated Banc-Corp	221,785	4,888
BancorpSouth Bank	123,352	3,874
Bank of Hawaii Corp.	55,986	5,328
Bank OZK	162,178	4,947
Cathay General Bancorp	99,762	3,796
Commerce Bancshares, Inc.	141,797	9,634
Cullen/Frost Bankers, Inc.	76,664	7,496
East West Bancorp, Inc.	195,416	9,517
First Financial Bankshares, Inc.	184,094	6,462
First Horizon National Corp.	425,230	7,042
FNB Corp.	437,801	5,560
Fulton Financial Corp.	223,599	3,897
Hancock Whitney Corp.	120,617	5,293
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9% continued
Banking – 7.6%continued
Home BancShares, Inc.	205,232	$4,035
International Bancshares Corp.	80,700	3,476
New York Community Bancorp, Inc.	635,213	7,635
PacWest Bancorp	158,263	6,057
Pinnacle Financial Partners, Inc.	97,852	6,262
Prosperity Bancshares, Inc.	128,098	9,209
Signature Bank	74,344	10,156
Sterling Bancorp	277,199	5,843
Synovus Financial Corp.	197,196	7,730
TCF Financial Corp.	207,869	9,728
Texas Capital Bancshares, Inc.*	70,356	3,994
Trustmark Corp.	86,608	2,989
UMB Financial Corp.	58,061	3,985
Umpqua Holdings Corp.	293,647	5,198
United Bankshares, Inc.	138,029	5,336
Valley National Bancorp	532,738	6,100
Washington Federal, Inc.	106,755	3,913
Webster Financial Corp.	123,601	6,595
Wintrust Financial Corp.	75,484	5,352
		191,327
Biotechnology & Pharmaceuticals – 1.2%
Arrowhead Pharmaceuticals, Inc.*	131,835	8,362
Exelixis, Inc.*	410,707	7,237
Ligand Pharmaceuticals, Inc.*	23,630	2,464
Nektar Therapeutics*	235,938	5,093
Prestige Consumer Healthcare, Inc.*	67,549	2,736
United Therapeutics Corp.*	59,138	5,209
		31,101
Chemicals – 2.3%
Ashland Global Holdings, Inc.	81,379	6,228
Cabot Corp.	79,948	3,799
Chemours (The) Co.	218,835	3,959
Ingevity Corp.*	56,284	4,918
Minerals Technologies, Inc.	49,465	2,851
NewMarket Corp.	10,031	4,880
Olin Corp.	217,332	3,749
PolyOne Corp.	103,372	3,803
RPM International, Inc.	175,426	13,466
Sensient Technologies Corp.	55,634	3,677
Valvoline, Inc.	254,768	5,454
		56,784
Commercial Services – 1.5%
ASGN, Inc.*	71,131	5,048

NORTHERN FUNDS QUARTERLY REPORT     61    EQUITY INDEX FUNDS

Schedule of Investments
MID CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9% continued
Commercial Services – 1.5%continued
Brink's (The) Co.	67,628	$6,133
FTI Consulting, Inc.*	51,566	5,706
GrubHub, Inc.*	122,838	5,975
Healthcare Services Group, Inc.	97,799	2,378
Insperity, Inc.	52,170	4,489
ManpowerGroup, Inc.	81,197	7,884
		37,613
Construction Materials – 1.9%
Carlisle Cos., Inc.	76,783	12,427
Eagle Materials, Inc.	56,907	5,159
Louisiana-Pacific Corp.	163,688	4,857
MDU Resources Group, Inc.	272,421	8,094
Owens Corning	147,667	9,616
Trex Co., Inc.*	79,367	7,133
		47,286
Consumer Products – 2.5%
Boston Beer (The) Co., Inc., Class A*	12,464	4,710
Edgewell Personal Care Co.*	71,360	2,209
Energizer Holdings, Inc.	86,168	4,327
Flowers Foods, Inc.	261,732	5,690
Hain Celestial Group (The), Inc.*	113,935	2,957
Helen of Troy Ltd.*	34,150	6,140
Ingredion, Inc.	89,844	8,351
Lancaster Colony Corp.	26,661	4,268
Nu Skin Enterprises, Inc., Class A	78,516	3,218
Pilgrim's Pride Corp.*	71,550	2,341
Post Holdings, Inc.*	91,375	9,969
Sanderson Farms, Inc.	26,733	4,711
Tootsie Roll Industries, Inc.	24,952	852
TreeHouse Foods, Inc.*	74,691	3,622
		63,365
Consumer Services – 1.2%
Aaron's, Inc.	91,708	5,238
Adtalem Global Education, Inc.*	71,812	2,511
Graham Holdings Co., Class B	5,917	3,781
Grand Canyon Education, Inc.*	62,503	5,987
Service Corp. International	248,750	11,450
WW International, Inc.*	62,441	2,386
		31,353
Containers & Packaging – 1.0%
AptarGroup, Inc.	87,312	10,095
Greif, Inc., Class A	38,838	1,717
O-I Glass, Inc.*	205,891	2,456
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9% continued
Containers & Packaging – 1.0%continued
Silgan Holdings, Inc.	105,890	$3,291
Sonoco Products Co.	136,033	8,396
		25,955
Design, Manufacturing & Distribution – 1.5%
Arrow Electronics, Inc.*	111,792	9,473
Avnet, Inc.	139,328	5,913
Jabil, Inc.	188,917	7,808
SYNNEX Corp.	55,277	7,120
Tech Data Corp.*	48,178	6,918
		37,232
Distributors - Discretionary – 0.6%
KAR Auction Services, Inc.	179,486	3,911
Pool Corp.	54,240	11,519
		15,430
Electrical Equipment – 3.1%
Acuity Brands, Inc.	53,648	7,403
Belden, Inc.	54,658	3,006
Cognex Corp.	230,845	12,937
Hubbell, Inc.	73,785	10,907
Lennox International, Inc.	47,918	11,691
Littelfuse, Inc.	33,062	6,325
National Instruments Corp.	159,867	6,769
nVent Electric PLC	209,039	5,347
Trimble, Inc.*	340,830	14,209
		78,594
Engineering & Construction Services – 1.3%
AECOM*	212,074	9,147
Dycom Industries, Inc.*	42,858	2,021
EMCOR Group, Inc.	75,241	6,493
Fluor Corp.	197,055	3,720
KBR, Inc.	193,449	5,900
MasTec, Inc.*	81,633	5,238
		32,519
Forest & Paper Products – 0.1%
Domtar Corp.	77,069	2,947
Gaming, Lodging & Restaurants – 4.2%
Boyd Gaming Corp.	107,602	3,222
Brinker International, Inc.	53,647	2,253
Caesars Entertainment Corp.*	754,759	10,265
Cheesecake Factory (The), Inc.	58,819	2,286
Choice Hotels International, Inc.	43,185	4,467
Churchill Downs, Inc.	48,196	6,612

EQUITY INDEX FUNDS    62    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9% continued
Gaming, Lodging & Restaurants – 4.2%continued
Cracker Barrel Old Country Store, Inc.	32,571	$5,007
Domino's Pizza, Inc.	55,952	16,438
Dunkin' Brands Group, Inc.	111,829	8,448
Eldorado Resorts, Inc.*	87,838	5,239
Jack in the Box, Inc.	31,831	2,484
Marriott Vacations Worldwide Corp.	51,750	6,663
Papa John's International, Inc.	31,849	2,011
Penn National Gaming, Inc.*	146,455	3,743
Scientific Games Corp.*	78,007	2,089
Texas Roadhouse, Inc.	88,266	4,971
Wendy's (The) Co.	249,779	5,548
Wyndham Destinations, Inc.	125,566	6,490
Wyndham Hotels & Resorts, Inc.	129,667	8,144
		106,380
Hardware – 1.3%
Ciena Corp.*	208,574	8,904
InterDigital, Inc.	44,504	2,425
Lumentum Holdings, Inc.*	104,008	8,248
NCR Corp.*	171,286	6,022
NetScout Systems, Inc.*	94,513	2,275
ViaSat, Inc.*	77,481	5,671
		33,545
Health Care Facilities & Services – 3.8%
Acadia Healthcare Co., Inc.*	119,018	3,954
Amedisys, Inc.*	43,653	7,287
Catalent, Inc.*	197,832	11,138
Charles River Laboratories International, Inc.*	66,176	10,109
Chemed Corp.	21,744	9,551
Encompass Health Corp.	133,751	9,265
HealthEquity, Inc.*	95,546	7,077
MEDNAX, Inc.*	109,798	3,051
Molina Healthcare, Inc.*	85,124	11,551
Patterson Cos., Inc.	122,804	2,515
PRA Health Sciences, Inc.*	85,231	9,473
Syneos Health, Inc.*	83,797	4,984
Tenet Healthcare Corp.*	139,598	5,309
		95,264
Home & Office Products – 1.5%
Herman Miller, Inc.	79,412	3,307
HNI Corp.	56,429	2,114
KB Home	114,988	3,941
MSA Safety, Inc.	49,343	6,235
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9% continued
Home & Office Products – 1.5%continued
Scotts Miracle-Gro (The) Co.	53,494	$5,680
Tempur Sealy International, Inc.*	62,554	5,446
Toll Brothers, Inc.	175,306	6,926
TRI Pointe Group, Inc.*	191,375	2,982
		36,631
Industrial Services – 0.6%
MSC Industrial Direct Co., Inc., Class A	59,999	4,708
Resideo Technologies, Inc.*	161,543	1,927
Watsco, Inc.	44,351	7,990
		14,625
Institutional Financial Services – 1.1%
Evercore, Inc., Class A	53,549	4,003
Interactive Brokers Group, Inc., Class A	103,525	4,827
Jefferies Financial Group, Inc.	338,851	7,241
SEI Investments Co.	172,987	11,327
		27,398
Insurance – 4.8%
Alleghany Corp.*	19,555	15,636
American Financial Group, Inc.	101,670	11,148
Brighthouse Financial, Inc.*	149,791	5,876
Brown & Brown, Inc.	318,987	12,594
CNO Financial Group, Inc.	211,816	3,840
Genworth Financial, Inc., Class A*	676,761	2,978
Hanover Insurance Group (The), Inc.	54,098	7,394
Kemper Corp.	84,204	6,526
Mercury General Corp.	39,350	1,917
Old Republic International Corp.	386,848	8,654
Primerica, Inc.	56,591	7,388
Reinsurance Group of America, Inc.	85,139	13,883
RenaissanceRe Holdings Ltd.	60,305	11,821
RLI Corp.	54,495	4,906
Selective Insurance Group, Inc.	80,496	5,247
		119,808
Iron & Steel – 1.4%
Allegheny Technologies, Inc.*	169,524	3,502
Carpenter Technology Corp.	64,091	3,190
Commercial Metals Co.	158,565	3,531
Reliance Steel & Aluminum Co.	90,752	10,869
Steel Dynamics, Inc.	296,385	10,089
United States Steel Corp.	226,524	2,585
Worthington Industries, Inc.	48,064	2,027
		35,793

NORTHERN FUNDS QUARTERLY REPORT     63    EQUITY INDEX FUNDS

Schedule of Investments
MID CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9% continued
Leisure Products – 1.1%
Brunswick Corp.	112,794	$6,765
Mattel, Inc.*	467,780	6,339
Polaris, Inc.	77,764	7,909
Thor Industries, Inc.	73,649	5,471
		26,484
Machinery – 3.5%
AGCO Corp.	85,087	6,573
Colfax Corp.*	116,934	4,254
Crane Co.	68,518	5,919
Curtiss-Wright Corp.	58,002	8,172
Graco, Inc.	224,249	11,661
Kennametal, Inc.	115,751	4,270
Lincoln Electric Holdings, Inc.	83,073	8,036
Nordson Corp.	69,024	11,240
Oshkosh Corp. (New York Exchange)	91,964	8,704
Regal Beloit Corp.	55,514	4,752
Terex Corp.	91,107	2,713
Toro (The) Co.	144,227	11,491
		87,785
Manufactured Goods – 0.4%
Timken (The) Co.	92,025	5,182
Valmont Industries, Inc.	28,555	4,277
		9,459
Media – 1.6%
AMC Networks, Inc., Class A*	63,062	2,491
Cable One, Inc.	6,813	10,141
John Wiley & Sons, Inc., Class A	61,932	3,005
Meredith Corp.	51,703	1,679
New York Times (The) Co., Class A	194,410	6,254
TEGNA, Inc.	291,326	4,862
TripAdvisor, Inc.	133,070	4,043
World Wrestling Entertainment, Inc., Class A	63,946	4,148
Yelp, Inc.*	89,480	3,116
		39,739
Medical Equipment & Devices – 4.5%
Avanos Medical, Inc.*	68,833	2,320
Bio-Rad Laboratories, Inc., Class A*	29,296	10,840
Bio-Techne Corp.	51,788	11,368
Cantel Medical Corp.	49,420	3,504
Globus Medical, Inc., Class A*	104,129	6,131
Haemonetics Corp.*	68,941	7,921
Hill-Rom Holdings, Inc.	90,659	10,293
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9% continued
Medical Equipment & Devices – 4.5%continued
ICU Medical, Inc.*	25,934	$4,853
Integra LifeSciences Holdings Corp.*	96,064	5,599
LivaNova PLC*	65,070	4,908
Masimo Corp.*	66,624	10,531
NuVasive, Inc.*	70,768	5,473
Penumbra, Inc.*	43,461	7,139
Repligen Corp.*	62,896	5,818
West Pharmaceutical Services, Inc.	100,501	15,108
		111,806
Metals & Mining – 0.6%
Compass Minerals International, Inc.	48,081	2,931
Royal Gold, Inc.	89,184	10,903
		13,834
Oil, Gas & Coal – 2.3%
Antero Midstream Corp.	402,365	3,054
Apergy Corp.*	108,726	3,673
Chesapeake Energy Corp.*	1,668,099	1,377
CNX Resources Corp.*	264,013	2,337
Core Laboratories N.V.	61,676	2,323
EQT Corp.	354,045	3,859
Equitrans Midstream Corp.	271,394	3,626
Matador Resources Co.*	156,102	2,805
Murphy Oil Corp.	204,234	5,473
Murphy USA, Inc.*	40,279	4,713
NOW, Inc.*	140,927	1,584
Patterson-UTI Energy, Inc.	261,739	2,748
PBF Energy, Inc., Class A	137,032	4,299
Transocean Ltd.*	757,261	5,210
World Fuel Services Corp.	86,688	3,764
WPX Energy, Inc.*	567,968	7,804
		58,649
Passenger Transportation – 0.3%
JetBlue Airways Corp.*	398,385	7,458
Real Estate – 0.5%
Jones Lang LaSalle, Inc.	69,954	12,178
Real Estate Investment Trusts – 10.6%
Alexander & Baldwin, Inc.	87,028	1,824
American Campus Communities, Inc.	187,361	8,812
Brixmor Property Group, Inc.	407,212	8,800
Camden Property Trust	132,747	14,084
CoreCivic, Inc.	156,629	2,722
CoreSite Realty Corp.	49,981	5,604
Corporate Office Properties Trust	151,771	4,459

EQUITY INDEX FUNDS    64    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9% continued
Real Estate Investment Trusts – 10.6%continued
Cousins Properties, Inc.	198,837	$8,192
CyrusOne, Inc.	153,805	10,063
Douglas Emmett, Inc.	225,922	9,918
EastGroup Properties, Inc.	51,824	6,875
EPR Properties	106,432	7,518
First Industrial Realty Trust, Inc.	174,842	7,258
GEO Group (The), Inc.	158,947	2,640
Healthcare Realty Trust, Inc.	175,330	5,851
Highwoods Properties, Inc.	140,642	6,879
JBG SMITH Properties	158,321	6,315
Kilroy Realty Corp.	129,381	10,855
Lamar Advertising Co., Class A	116,850	10,430
Liberty Property Trust	215,197	12,923
Life Storage, Inc.	63,772	6,905
Macerich (The) Co.	138,819	3,737
Mack-Cali Realty Corp.	119,109	2,755
Medical Properties Trust, Inc.	689,877	14,563
National Retail Properties, Inc.	234,906	12,596
Omega Healthcare Investors, Inc.	295,391	12,510
Park Hotels & Resorts, Inc.	321,322	8,313
Pebblebrook Hotel Trust	173,242	4,645
PotlatchDeltic Corp.	89,129	3,857
PS Business Parks, Inc.	27,508	4,535
Rayonier, Inc.	174,597	5,720
Rayonier, Inc. - (Fractional Shares)(1)	50,000	—
Sabra Health Care REIT, Inc.	257,364	5,492
Senior Housing Properties Trust	314,613	2,655
Service Properties Trust	221,449	5,388
Spirit Realty Capital, Inc.	136,558	6,716
Tanger Factory Outlet Centers, Inc.	120,820	1,780
Taubman Centers, Inc.	80,124	2,491
Urban Edge Properties	162,763	3,122
Weingarten Realty Investors	164,985	5,154
		264,956
Recreational Facilities & Services – 0.4%
Cinemark Holdings, Inc.	146,529	4,960
Six Flags Entertainment Corp.	105,750	4,770
		9,730
Renewable Energy – 0.6%
EnerSys	58,998	4,415
First Solar, Inc.*	102,228	5,720
SolarEdge Technologies, Inc.*	65,209	6,201
		16,336
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9% continued
Retail - Consumer Staples – 1.2%
BJ's Wholesale Club Holdings, Inc.*	163,512	$3,718
Casey's General Stores, Inc.	49,969	7,945
Five Below, Inc.*	75,493	9,653
Ollie's Bargain Outlet Holdings, Inc.*	73,775	4,818
Sprouts Farmers Market, Inc.*	155,616	3,011
		29,145
Retail - Discretionary – 2.2%
American Eagle Outfitters, Inc.	211,069	3,103
AutoNation, Inc.*	79,991	3,890
Avis Budget Group, Inc.*	81,092	2,614
Bed Bath & Beyond, Inc.	171,846	2,973
Dick's Sporting Goods, Inc.	89,264	4,418
Dillard's, Inc., Class A	15,105	1,110
Etsy, Inc.*	162,930	7,218
FirstCash, Inc.	58,225	4,695
Foot Locker, Inc.	148,436	5,788
RH*	22,173	4,734
Sally Beauty Holdings, Inc.*	162,106	2,958
Urban Outfitters, Inc.*	99,260	2,756
Williams-Sonoma, Inc.	106,365	7,811
		54,068
Semiconductors – 4.1%
Cabot Microelectronics Corp.	39,740	5,735
Cirrus Logic, Inc.*	78,874	6,500
Coherent, Inc.*	32,247	5,364
Cree, Inc.*	144,319	6,661
Cypress Semiconductor Corp.	506,995	11,828
II-VI, Inc.*	116,500	3,923
MKS Instruments, Inc.	73,610	8,098
Monolithic Power Systems, Inc.	54,405	9,685
Semtech Corp.*	89,462	4,733
Silicon Laboratories, Inc.*	58,285	6,760
Synaptics, Inc.*	47,302	3,111
Teradyne, Inc.	229,244	15,632
Universal Display Corp.	57,666	11,883
Vishay Intertechnology, Inc.	177,971	3,789
		103,702
Software – 3.3%
ACI Worldwide, Inc.*	157,923	5,983
Allscripts Healthcare Solutions, Inc.*	233,280	2,290
Blackbaud, Inc.	66,405	5,286
CDK Global, Inc.	163,916	8,963
Ceridian HCM Holding, Inc.*	134,462	9,127

NORTHERN FUNDS QUARTERLY REPORT     65    EQUITY INDEX FUNDS

Schedule of Investments
MID CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9% continued
Software – 3.3%continued
CommVault Systems, Inc.*	59,778	$2,668
j2 Global, Inc.	63,257	5,928
LogMeIn, Inc.	66,946	5,740
Manhattan Associates, Inc.*	87,615	6,987
PTC, Inc.*	140,249	10,503
Teradata Corp.*	152,891	4,093
Tyler Technologies, Inc.*	52,692	15,809
		83,377
Specialty Finance – 1.7%
Deluxe Corp.	57,160	2,853
First American Financial Corp.	152,875	8,916
GATX Corp.	48,009	3,977
Green Dot Corp., Class A*	62,587	1,458
LendingTree, Inc.*	10,334	3,136
Navient Corp.	272,743	3,731
SLM Corp.	586,520	5,226
WEX, Inc.*	58,712	12,298
		41,595
Technology Services – 2.9%
CACI International, Inc., Class A*	33,937	8,484
CoreLogic, Inc.*	107,893	4,716
FactSet Research Systems, Inc.	51,987	13,948
Fair Isaac Corp.*	39,297	14,724
LiveRamp Holdings, Inc.*	90,685	4,359
MAXIMUS, Inc.	86,988	6,471
Perspecta, Inc.	187,764	4,964
Sabre Corp.	371,391	8,334
Science Applications International Corp.	66,566	5,793
		71,793
Telecom – 0.1%
Telephone & Data Systems, Inc.	129,707	3,298
Transportation & Logistics – 1.4%
Kirby Corp.*	80,983	7,250
Knight-Swift Transportation Holdings, Inc.	165,089	5,917
Landstar System, Inc.	53,298	6,069
Ryder System, Inc.	71,733	3,896
Werner Enterprises, Inc.	59,270	2,157
XPO Logistics, Inc.*	125,058	9,967
		35,256
Transportation Equipment – 0.1%
Trinity Industries, Inc.	138,629	3,071
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9% continued
Utilities – 4.2%
ALLETE, Inc.	70,458	$5,719
Aqua America, Inc.	295,979	13,893
Black Hills Corp.	83,338	6,545
Hawaiian Electric Industries, Inc.	150,369	7,046
IDACORP, Inc.	69,004	7,370
National Fuel Gas Co.	115,913	5,395
New Jersey Resources Corp.	129,595	5,776
NorthWestern Corp.	69,229	4,962
OGE Energy Corp.	274,241	12,196
ONE Gas, Inc.	71,323	6,674
PNM Resources, Inc.	107,952	5,474
Southwest Gas Holdings, Inc.	73,046	5,549
Spire, Inc.	68,520	5,708
UGI Corp.	281,737	12,723
		105,030
Waste & Environment Services & Equipment – 1.2%
Clean Harbors, Inc.*	69,651	5,973
Donaldson Co., Inc.	171,483	9,881
Stericycle, Inc.*	123,304	7,868
Tetra Tech, Inc.	74,286	6,400
		30,122
Total Common Stocks
(Cost $1,853,327)		2,478,076

INVESTMENT COMPANIES – 1.2%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.48%(2) (3)	30,764,391	30,764
Total Investment Companies
(Cost $30,765)		30,764

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill, 1.97%, 1/9/20(4) (5)	$4,265	$4,264
	Total Short-Term Investments
	(Cost $4,263)	4,264

	Total Investments – 100.2%
	(Cost $1,888,355)	2,513,104
	Liabilities less Other Assets – (0.2%)	(6,155)
	NET ASSETS – 100.0%	$2,506,949

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.

EQUITY INDEX FUNDS    66    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of December 31, 2019 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

PLC - Public Limited Company

REIT - Real Estate Investment Trust
Percentages shown are based on Net Assets.
At December 31, 2019, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P MidCap 400 (United States Dollar)	145	$29,940	Long	3/20	$221
At December 31, 2019, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	1.9%
Consumer Discretionary	13.7
Consumer Staples	2.9
Energy	2.1
Financials	16.6
Health Care	9.7
Industrials	15.6
Information Technology	15.6
Materials	6.1
Real Estate	11.2
Utilities	4.6
Total	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2019:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$2,478,076	$—	$—	$2,478,076
Investment Companies	30,764	—	—	30,764
Short-Term Investments	—	4,264	—	4,264
Total Investments	$2,508,840	$4,264	$—	$2,513,104
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$221	$—	$—	$221

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2019, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$70,849	$252,225	$292,310	$971	$30,764	30,764,391
NORTHERN FUNDS QUARTERLY REPORT     67    EQUITY INDEX FUNDS

Schedule of Investments
SMALL CAP INDEX FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.6%
Aerospace & Defense – 1.1%
AAR Corp.	20,849	$940
Aerojet Rocketdyne Holdings, Inc.*	44,945	2,052
AeroVironment, Inc.*	12,451	769
American Outdoor Brands Corp.*	29,368	273
Astronics Corp.*	15,342	429
Axon Enterprise, Inc.*	35,782	2,622
Barnes Group, Inc.	28,590	1,771
Ducommun, Inc.*	6,908	349
Mercury Systems, Inc.*	32,038	2,214
Moog, Inc., Class A	19,690	1,680
National Presto Industries, Inc.	3,592	317
Park Aerospace Corp.	10,306	168
Sturm Ruger & Co., Inc.	10,579	498
Triumph Group, Inc.	30,555	772
		14,854
Apparel & Textile Products – 0.9%
Centric Brands, Inc.*	12,064	26
Crocs, Inc.*	40,999	1,718
Culp, Inc.	5,341	73
Deckers Outdoor Corp.*	16,565	2,797
Delta Apparel, Inc.*	3,622	113
Fossil Group, Inc.*	33,793	266
Kontoor Brands, Inc.	27,309	1,147
Movado Group, Inc.	11,367	247
Oxford Industries, Inc.	10,306	777
Rocky Brands, Inc.	4,067	120
Steven Madden Ltd.	51,018	2,194
Superior Group of Cos., Inc.	6,080	82
Unifi, Inc.*	10,022	253
Vince Holding Corp.*	2,227	39
Weyco Group, Inc.	4,434	117
Wolverine World Wide, Inc.	45,696	1,542
		11,511
Asset Management – 1.4%
Altus Midstream Co., Class A*	42,123	120
Ares Management Corp., Class A	40,903	1,460
Artisan Partners Asset Management, Inc., Class A	30,119	973
Assetmark Financial Holdings, Inc.*	9,949	289
Associated Capital Group, Inc., Class A	1,389	54
B. Riley Financial, Inc.	12,392	312
Blucora, Inc.*	29,979	784
Boston Private Financial Holdings, Inc.	49,209	592
Brightsphere Investment Group, Inc.	39,774	406
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Asset Management – 1.4%continued
Cohen & Steers, Inc.	13,682	$859
Columbia Financial, Inc.*	32,148	545
Community Bankers Trust Corp.	14,007	124
Diamond Hill Investment Group, Inc.	1,796	252
Ellington Financial, Inc.	19,724	362
Federated Investors, Inc., Class B	57,345	1,869
Focus Financial Partners, Inc., Class A*	17,587	518
GAMCO Investors, Inc., Class A	2,134	42
Hamilton Lane, Inc., Class A	13,102	781
Kennedy-Wilson Holdings, Inc.	74,030	1,651
Ladenburg Thalmann Financial Services, Inc.	85,790	299
Medallion Financial Corp.*	14,900	108
Oppenheimer Holdings, Inc., Class A	6,893	189
PDL Community Bancorp*	5,122	75
Pzena Investment Management, Inc., Class A	12,753	110
Rafael Holdings, Inc., Class B*	6,176	110
Safeguard Scientifics, Inc.	14,076	155
Sculptor Capital Management, Inc.	9,872	218
Siebert Financial Corp.*	4,366	38
Silvercrest Asset Management Group, Inc., Class A	4,076	51
Stifel Financial Corp.	40,893	2,480
Virtus Investment Partners, Inc.	4,144	504
Waddell & Reed Financial, Inc., Class A	44,054	737
Westwood Holdings Group, Inc.	5,898	175
WisdomTree Investments, Inc.	73,521	356
		17,598
Automotive – 0.8%
Adient PLC*	53,956	1,147
American Axle & Manufacturing Holdings, Inc.*	70,503	759
Cooper Tire & Rubber Co.	29,883	859
Cooper-Standard Holdings, Inc.*	8,148	270
Dana, Inc.	86,950	1,582
Dorman Products, Inc.*	16,118	1,220
Gentherm, Inc.*	19,814	880
Methode Electronics, Inc.	22,102	870
Miller Industries, Inc.	6,679	248
Modine Manufacturing Co.*	29,999	231
Motorcar Parts of America, Inc.*	13,501	297
Standard Motor Products, Inc.	12,720	677
Telenav, Inc.*	23,486	114

EQUITY INDEX FUNDS    68    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Automotive – 0.8%continued
Tenneco, Inc., Class A	29,106	$381
Visteon Corp.*	17,018	1,474
		11,009
Banking – 10.8%
1st Constitution Bancorp	4,382	97
1st Source Corp.	8,416	437
ACNB Corp.	3,804	144
Allegiance Bancshares, Inc.*	12,803	481
Amalgamated Bank, Class A	10,005	195
Amerant Bancorp, Inc.*	13,972	304
American National Bankshares, Inc.	6,569	260
Ameris Bancorp	37,647	1,602
Ames National Corp.	5,192	146
Arrow Financial Corp.	7,788	294
Atlantic Capital Bancshares, Inc.*	14,437	265
Atlantic Union Bankshares Corp.	49,640	1,864
Axos Financial, Inc.*	34,180	1,035
Banc of California, Inc.	24,680	424
BancFirst Corp.	11,214	700
Banco Latinoamericano de Comercio Exterior S.A., Class E	15,186	325
Bancorp (The), Inc.*	30,124	391
BancorpSouth Bank	57,699	1,812
Bank First Corp.	3,545	248
Bank of Commerce Holdings	10,144	117
Bank of Marin Bancorp	8,001	360
Bank of NT Butterfield & Son (The) Ltd.	32,930	1,219
Bank of Princeton (The)	3,356	106
Bank7 Corp.	2,324	44
BankFinancial Corp.	10,067	132
Bankwell Financial Group, Inc.	3,891	112
Banner Corp.	21,079	1,193
Bar Harbor Bankshares	10,069	256
Baycom Corp.*	7,139	162
BCB Bancorp, Inc.	8,160	113
Berkshire Hills Bancorp, Inc.	29,010	954
Bridge Bancorp, Inc.	9,937	333
Bridgewater Bancshares, Inc.*	16,145	223
Brookline Bancorp, Inc.	47,183	777
Bryn Mawr Bank Corp.	11,848	489
Business First Bancshares, Inc.	7,744	193
Byline Bancorp, Inc.	16,826	329
C&F Financial Corp.	1,933	107
Cadence BanCorp	75,239	1,364
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Banking – 10.8%continued
Cambridge Bancorp	2,649	$212
Camden National Corp.	9,165	422
Capital Bancorp, Inc.*	4,642	69
Capital City Bank Group, Inc.	8,272	252
Capitol Federal Financial, Inc.	79,924	1,097
Capstar Financial Holdings, Inc.	10,545	176
Carolina Financial Corp.	14,144	611
Carter Bank & Trust*	13,609	323
Cathay General Bancorp	46,254	1,760
CenterState Bank Corp.	68,037	1,700
Central Pacific Financial Corp.	16,969	502
Central Valley Community Bancorp	7,354	159
Century Bancorp, Inc., Class A	1,672	150
Chemung Financial Corp.	1,888	80
Citizens & Northern Corp.	7,426	210
City Holding Co.	9,658	792
Civista Bancshares, Inc.	9,477	227
CNB Financial Corp.	8,864	290
Coastal Financial Corp.*	5,226	86
Codorus Valley Bancorp, Inc.	6,286	145
Colony Bankcorp, Inc.	4,349	72
Columbia Banking System, Inc.	44,914	1,827
Community Bank System, Inc.	30,816	2,186
Community Financial (The) Corp.	2,863	102
Community Trust Bancorp, Inc.	9,271	432
ConnectOne Bancorp, Inc.	19,776	509
CrossFirst Bankshares, Inc.*	4,797	69
Customers Bancorp, Inc.*	14,728	351
CVB Financial Corp.	81,513	1,759
Dime Community Bancshares, Inc.	19,600	409
Eagle Bancorp, Inc.	19,758	961
Entegra Financial Corp.*	3,915	118
Enterprise Bancorp, Inc.	4,943	167
Enterprise Financial Services Corp.	14,214	685
Equity Bancshares, Inc., Class A*	10,736	331
Esquire Financial Holdings, Inc.*	4,192	109
ESSA Bancorp, Inc.	5,674	96
Evans Bancorp, Inc.	3,107	125
Farmers & Merchants Bancorp, Inc.	5,824	176
Farmers National Banc Corp.	15,724	257
FB Financial Corp.	10,165	402
Fidelity D&D Bancorp, Inc.	1,830	114
Financial Institutions, Inc.	9,414	302
First Bancorp	17,658	705

NORTHERN FUNDS QUARTERLY REPORT     69    EQUITY INDEX FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Banking – 10.8%continued
First BanCorp (New York Exchange)	129,305	$1,369
First Bancorp, Inc.	6,081	184
First Bancshares (The), Inc.	10,331	367
First Bank/Hamilton NJ	9,715	107
First Busey Corp.	31,079	855
First Business Financial Services, Inc.	4,893	129
First Capital, Inc.	1,897	139
First Choice Bancorp	7,285	196
First Commonwealth Financial Corp.	58,904	855
First Community Bankshares, Inc.	9,246	287
First Defiance Financial Corp.	12,198	384
First Financial Bancorp	58,020	1,476
First Financial Bankshares, Inc.	79,197	2,780
First Financial Corp.	7,840	358
First Financial Northwest, Inc.	5,469	82
First Foundation, Inc.	24,062	419
First Guaranty Bancshares, Inc.	2,908	63
First Internet Bancorp	6,982	166
First Interstate BancSystem, Inc., Class A	22,735	953
First Merchants Corp.	33,289	1,385
First Mid Bancshares, Inc.	8,752	309
First Midwest Bancorp, Inc.	65,317	1,506
First Northwest Bancorp	5,264	95
First of Long Island (The) Corp.	14,417	362
Flushing Financial Corp.	19,493	421
FNCB Bancorp, Inc.	12,355	104
Franklin Financial Network, Inc.	9,471	325
Franklin Financial Services Corp.	2,456	95
FS Bancorp, Inc.	2,550	163
Fulton Financial Corp.	98,230	1,712
FVCBankcorp, Inc.*	8,300	145
German American Bancorp, Inc.	15,074	537
Glacier Bancorp, Inc.	52,885	2,432
Great Southern Bancorp, Inc.	6,608	418
Great Western Bancorp, Inc.	34,783	1,208
Greene County Bancorp, Inc.	1,789	52
Guaranty Bancshares, Inc.	4,505	148
Hancock Whitney Corp.	49,641	2,178
Hanmi Financial Corp.	21,879	438
HarborOne Bancorp, Inc.*	16,809	185
Heartland Financial USA, Inc.	20,432	1,016
Heritage Commerce Corp.	25,957	333
Heritage Financial Corp.	20,138	570
Hilltop Holdings, Inc.	42,851	1,068
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Banking – 10.8%continued
Hingham Institution for Savings	724	$152
Home Bancorp, Inc.	4,114	161
Home BancShares, Inc.	94,302	1,854
HomeStreet, Inc.*	14,045	478
HomeTrust Bancshares, Inc.	9,905	266
Hope Bancorp, Inc.	73,866	1,098
Horizon Bancorp, Inc.	22,422	426
Howard Bancorp, Inc.*	8,416	142
IBERIABANK Corp.	32,194	2,409
Independent Bank Corp.	19,863	1,654
Independent Bank Corp. (Berlin Exchange)	13,237	300
Independent Bank Group, Inc.	22,311	1,237
International Bancshares Corp.	33,595	1,447
Investar Holding Corp.	5,879	141
Investors Bancorp, Inc.	140,616	1,675
Kearny Financial Corp.	51,317	710
Lakeland Bancorp, Inc.	29,189	507
Lakeland Financial Corp.	14,836	726
LCNB Corp.	7,313	141
Level One Bancorp, Inc.	3,717	94
Live Oak Bancshares, Inc.	18,392	350
Luther Burbank Corp.	12,010	139
Macatawa Bank Corp.	15,374	171
Mackinac Financial Corp.	5,394	94
MainStreet Bancshares, Inc.*	4,709	108
Malvern Bancorp, Inc.*	4,443	103
Mercantile Bank Corp.	9,660	352
Merchants Bancorp	6,226	123
Meridian Bancorp, Inc.	29,074	584
Meta Financial Group, Inc.	21,702	792
Metrocity Bankshares, Inc.	8,678	152
Metropolitan Bank Holding Corp.*	4,378	211
Mid Penn Bancorp, Inc.	1,617	47
Midland States Bancorp, Inc.	14,616	423
MidWestOne Financial Group, Inc.	7,297	264
MutualFirst Financial, Inc.	3,504	139
MVB Financial Corp.	5,517	138
National Bank Holdings Corp., Class A	18,551	653
National Bankshares, Inc.	3,969	178
NBT Bancorp, Inc.	25,637	1,040
Nicolet Bankshares, Inc.*	4,915	363
Northeast Bank	4,472	98
Northfield Bancorp, Inc.	26,452	449

EQUITY INDEX FUNDS    70    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Banking – 10.8%continued
Northrim BanCorp, Inc.	3,958	$152
Northwest Bancshares, Inc.	62,502	1,039
Norwood Financial Corp.	3,697	144
Oak Valley Bancorp	123	2
OceanFirst Financial Corp.	33,073	845
OFG Bancorp	30,440	719
Ohio Valley Banc Corp.	2,423	96
Old National Bancorp	103,790	1,898
Old Second Bancorp, Inc.	17,977	242
OP Bancorp	9,476	98
Opus Bank	15,808	409
Origin Bancorp, Inc.	11,974	453
Orrstown Financial Services, Inc.	5,999	136
Pacific Mercantile Bancorp*	14,047	114
Pacific Premier Bancorp, Inc.	36,855	1,202
Park National Corp.	7,921	811
Parke Bancorp, Inc.	5,271	134
PCB Bancorp	7,249	125
PCSB Financial Corp.	11,083	224
Peapack Gladstone Financial Corp.	10,940	338
Penns Woods Bancorp, Inc.	4,014	143
Peoples Bancorp of North Carolina, Inc.	2,693	88
Peoples Bancorp, Inc.	10,290	357
Peoples Financial Services Corp.	4,269	215
People's Utah Bancorp	8,601	259
Pioneer Bancorp, Inc.*	7,976	122
Preferred Bank	8,154	490
Premier Financial Bancorp, Inc.	7,638	139
Provident Bancorp, Inc.*	4,670	58
Provident Financial Holdings, Inc.	3,421	75
Provident Financial Services, Inc.	36,361	896
Prudential Bancorp, Inc.	5,103	95
QCR Holdings, Inc.	8,508	373
RBB Bancorp	6,705	142
Red River Bancshares, Inc.*	2,320	130
Reliant Bancorp, Inc.	4,644	103
Renasant Corp.	31,932	1,131
Republic Bancorp, Inc., Class A	5,569	261
Republic First Bancorp, Inc.*	34,221	143
Richmond Mutual Bancorporation, Inc.*	9,489	151
Riverview Bancorp, Inc.	11,618	95
S&T Bancorp, Inc.	22,423	903
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Banking – 10.8%continued
Sandy Spring Bancorp, Inc.	21,437	$812
SB One Bancorp	1,003	25
Seacoast Banking Corp. of Florida*	31,518	964
Select Bancorp, Inc.*	10,586	130
ServisFirst Bancshares, Inc.	27,996	1,055
Shore Bancshares, Inc.	7,391	128
Sierra Bancorp	8,688	253
Simmons First National Corp., Class A	56,547	1,515
SmartFinancial, Inc.	8,364	198
South Plains Financial, Inc.	2,533	53
South State Corp.	20,501	1,778
Southern First Bancshares, Inc.*	4,121	175
Southern Missouri Bancorp, Inc.	4,975	191
Southern National Bancorp of Virginia, Inc.	11,541	189
Southside Bancshares, Inc.	19,315	717
Spirit of Texas Bancshares, Inc.*	8,102	186
Sterling Bancorp, Inc.	9,921	80
Stock Yards Bancorp, Inc.	12,347	507
Summit Financial Group, Inc.	6,545	180
Territorial Bancorp, Inc.	4,551	141
Timberland Bancorp, Inc.	5,021	149
Tompkins Financial Corp.	8,728	799
Towne Bank	40,010	1,113
TriCo Bancshares	16,154	659
TriState Capital Holdings, Inc.*	15,419	403
Triumph Bancorp, Inc.*	15,348	584
TrustCo Bank Corp. NY	57,888	502
Trustmark Corp.	38,727	1,336
UMB Financial Corp.	26,937	1,849
Union Bankshares, Inc.	2,810	102
United Bankshares, Inc.	58,920	2,278
United Community Banks, Inc.	47,448	1,465
United Community Financial Corp.	28,538	333
United Security Bancshares	8,001	86
Unity Bancorp, Inc.	5,112	115
Univest Financial Corp.	17,154	459
Valley National Bancorp	234,783	2,688
Veritex Holdings, Inc.	28,327	825
Washington Federal, Inc.	47,521	1,742
Washington Trust Bancorp, Inc.	8,669	466
Waterstone Financial, Inc.	14,321	273
WesBanco, Inc.	39,910	1,508
West Bancorporation, Inc.	9,855	253

NORTHERN FUNDS QUARTERLY REPORT     71    EQUITY INDEX FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Banking – 10.8%continued
Westamerica Bancorporation	15,643	$1,060
Western New England Bancorp, Inc.	16,124	155
WSFS Financial Corp.	30,466	1,340
		139,466
Biotechnology & Pharmaceuticals – 9.6%
Abeona Therapeutics, Inc.*	15,898	52
ACADIA Pharmaceuticals, Inc.*	67,985	2,908
Acceleron Pharma, Inc.*	27,833	1,476
AcelRx Pharmaceuticals, Inc.*	56,588	119
Acer Therapeutics, Inc.*	6,900	28
Achillion Pharmaceuticals, Inc.*	83,193	502
Adamas Pharmaceuticals, Inc.*	5,134	19
ADMA Biologics, Inc.*	36,346	145
Aduro Biotech, Inc.*	2,794	3
Adverum Biotechnologies, Inc.*	32,283	372
Aeglea BioTherapeutics, Inc.*	18,895	144
Aerie Pharmaceuticals, Inc.*	24,335	588
Affimed N.V.*	43,488	119
Agenus, Inc.*	60,189	245
AgeX Therapeutics, Inc.*	5,527	10
Aimmune Therapeutics, Inc.*	27,585	923
Akcea Therapeutics, Inc.*	8,983	152
Akebia Therapeutics, Inc.*	71,491	452
Akero Therapeutics, Inc.*	3,452	77
Akorn, Inc.*	67,442	101
Albireo Pharma, Inc.*	7,859	200
Aldeyra Therapeutics, Inc.*	16,288	95
Alector, Inc.*	19,099	329
Allakos, Inc.*	11,886	1,133
Allogene Therapeutics, Inc.*	23,881	620
AMAG Pharmaceuticals, Inc.*	16,857	205
Amicus Therapeutics, Inc.*	159,430	1,553
Amneal Pharmaceuticals, Inc.*	71,408	344
Amphastar Pharmaceuticals, Inc.*	22,478	434
AnaptysBio, Inc.*	16,125	262
Anavex Life Sciences Corp.*	31,002	80
ANI Pharmaceuticals, Inc.*	5,501	339
Anika Therapeutics, Inc.*	8,061	418
Antares Pharma, Inc.*	101,126	475
Apellis Pharmaceuticals, Inc.*	29,564	905
Applied Therapeutics, Inc.*	1,458	40
Aprea Therapeutics, Inc.*	3,881	178
Arcus Biosciences, Inc.*	23,445	237
Ardelyx, Inc.*	21,294	160
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Biotechnology & Pharmaceuticals – 9.6%continued
Arena Pharmaceuticals, Inc.*	30,362	$1,379
ArQule, Inc.*	67,516	1,348
Arrowhead Pharmaceuticals, Inc.*	56,766	3,601
Arvinas, Inc.*	11,397	468
Assembly Biosciences, Inc.*	16,336	334
Assertio Therapeutics, Inc.*	15,196	19
Atara Biotherapeutics, Inc.*	27,417	452
Athenex, Inc.*	43,132	659
Athersys, Inc.*	94,252	116
Atreca, Inc., Class A*	4,701	73
Audentes Therapeutics, Inc.*	27,919	1,671
Avid Bioservices, Inc.*	40,478	310
Avrobio, Inc.*	14,882	300
Axsome Therapeutics, Inc.*	15,145	1,565
Baudax Bio, Inc.*	4,842	34
Beyondspring, Inc.*	7,824	121
BioCryst Pharmaceuticals, Inc.*	90,900	314
BioDelivery Sciences International, Inc.*	52,285	330
Biohaven Pharmaceutical Holding Co. Ltd.*	23,959	1,304
BioSpecifics Technologies Corp.*	3,459	197
Blueprint Medicines Corp.*	29,799	2,387
Bridgebio Pharma, Inc.*	14,248	499
Calithera Biosciences, Inc.*	28,805	164
Cara Therapeutics, Inc.*	25,124	405
CASI Pharmaceuticals, Inc.*	36,417	113
Catalyst Pharmaceuticals, Inc.*	57,951	217
cbdMD, Inc.*	10,695	24
CEL-SCI Corp.*	17,465	160
Cerecor, Inc.*	15,494	84
Checkpoint Therapeutics, Inc.*	17,670	30
ChemoCentryx, Inc.*	24,607	973
Chiasma, Inc.*	24,740	123
Chimerix, Inc.*	781	2
ChromaDex Corp.*	28,486	123
Clovis Oncology, Inc.*	30,695	320
Coherus Biosciences, Inc.*	37,987	684
Collegium Pharmaceutical, Inc.*	16,789	346
Concert Pharmaceuticals, Inc.*	15,557	144
Constellation Pharmaceuticals, Inc.*	9,277	437
Corbus Pharmaceuticals Holdings, Inc.*	42,868	234
Corcept Therapeutics, Inc.*	58,586	709
CorMedix, Inc.*	17,020	124

EQUITY INDEX FUNDS    72    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Biotechnology & Pharmaceuticals – 9.6%continued
Cortexyme, Inc.*	6,863	$385
Crinetics Pharmaceuticals, Inc.*	7,974	200
Cue Biopharma, Inc.*	14,158	225
Cyclerion Therapeutics, Inc.*	17,053	46
Cymabay Therapeutics, Inc.*	36,254	71
Cytokinetics, Inc.*	34,913	370
CytomX Therapeutics, Inc.*	20,849	173
Deciphera Pharmaceuticals, Inc.*	11,620	723
Denali Therapeutics, Inc.*	29,770	519
Dermira, Inc.*	28,692	435
Dicerna Pharmaceuticals, Inc.*	32,046	706
Dynavax Technologies Corp.*	50,902	291
Eagle Pharmaceuticals, Inc.*	5,480	329
Editas Medicine, Inc.*	30,973	917
Eidos Therapeutics, Inc.*	6,486	372
Eiger BioPharmaceuticals, Inc.*	16,928	252
Eloxx Pharmaceuticals, Inc.*	15,305	113
Emergent BioSolutions, Inc.*	27,911	1,506
Enanta Pharmaceuticals, Inc.*	9,466	585
Endo International PLC*	135,855	637
Enochian Biosciences, Inc.*	2,901	15
Epizyme, Inc.*	46,803	1,151
Esperion Therapeutics, Inc.*	15,006	895
Evelo Biosciences, Inc.*	9,928	40
Evolus, Inc.*	8,610	105
EyePoint Pharmaceuticals, Inc.*	44,705	69
Fate Therapeutics, Inc.*	36,666	718
FibroGen, Inc.*	47,648	2,044
Five Prime Therapeutics, Inc.*	10,900	50
Flexion Therapeutics, Inc.*	20,535	425
Forty Seven, Inc.*	13,448	529
Fulcrum Therapeutics, Inc.*	4,714	78
G1 Therapeutics, Inc.*	20,001	529
Galectin Therapeutics, Inc.*	28,927	83
Geron Corp.*	126,191	172
Global Blood Therapeutics, Inc.*	35,423	2,816
GlycoMimetics, Inc.*	24,423	129
Gossamer Bio, Inc.*	26,504	414
Gritstone Oncology, Inc.*	17,997	161
Halozyme Therapeutics, Inc.*	87,582	1,553
Harpoon Therapeutics, Inc.*	5,237	77
Heron Therapeutics, Inc.*	50,894	1,196
Heska Corp.*	4,402	422
Homology Medicines, Inc.*	14,248	295
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Biotechnology & Pharmaceuticals – 9.6%continued
Hookipa Pharma, Inc.*	2,915	$36
IGM Biosciences, Inc.*	2,956	113
ImmunoGen, Inc.*	88,000	449
Immunomedics, Inc.*	107,254	2,270
Innoviva, Inc.*	36,914	523
Inovio Pharmaceuticals, Inc.*	37,602	124
Insmed, Inc.*	54,783	1,308
Intellia Therapeutics, Inc.*	23,172	340
Intercept Pharmaceuticals, Inc.*	15,629	1,937
Intersect ENT, Inc.*	18,418	459
Intra-Cellular Therapies, Inc.*	22,429	770
Intrexon Corp.*	51,822	284
Iovance Biotherapeutics, Inc.*	69,680	1,929
Ironwood Pharmaceuticals, Inc.*	94,890	1,263
Jounce Therapeutics, Inc.*	9,436	82
Kadmon Holdings, Inc.*	94,023	426
Kala Pharmaceuticals, Inc.*	6,074	22
KalVista Pharmaceuticals, Inc.*	8,430	150
Karuna Therapeutics, Inc.*	3,307	249
Karyopharm Therapeutics, Inc.*	33,982	651
Kezar Life Sciences, Inc.*	1,937	8
Kindred Biosciences, Inc.*	26,749	227
Kiniksa Pharmaceuticals Ltd., Class A*	8,525	94
Kodiak Sciences, Inc.*	14,456	1,040
Krystal Biotech, Inc.*	6,516	361
Kura Oncology, Inc.*	21,738	299
La Jolla Pharmaceutical Co.*	7,431	29
Lannett Co., Inc.*	16,417	145
Lexicon Pharmaceuticals, Inc.*	29,973	124
Lifevantage Corp.*	9,046	141
Ligand Pharmaceuticals, Inc.*	10,212	1,065
Lineage Cell Therapeutics, Inc.*	33,229	30
Liquidia Technologies, Inc.*	3,799	16
Livongo Health, Inc.*	9,378	235
LogicBio Therapeutics, Inc.*	5,930	43
MacroGenics, Inc.*	23,562	256
Madrigal Pharmaceuticals, Inc. ADR*	4,046	369
Magenta Therapeutics, Inc.*	13,874	210
Mallinckrodt PLC*	51,114	178
MannKind Corp.*	135,409	175
Marker Therapeutics, Inc.*	19,569	56
Medicines (The) Co.*	45,869	3,896
MediciNova, Inc.*	29,728	200
MEI Pharma, Inc.*	49,215	122

NORTHERN FUNDS QUARTERLY REPORT     73    EQUITY INDEX FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Biotechnology & Pharmaceuticals – 9.6%continued
MeiraGTx Holdings PLC*	7,989	$160
Menlo Therapeutics, Inc.*	5,462	25
Mersana Therapeutics, Inc.*	13,494	77
Millendo Therapeutics, Inc.*	6,781	46
Minerva Neurosciences, Inc.*	21,354	152
Mirati Therapeutics, Inc.*	16,603	2,139
Mirum Pharmaceuticals, Inc.*	3,608	88
Molecular Templates, Inc.*	12,294	172
Momenta Pharmaceuticals, Inc.*	60,467	1,193
Morphic Holding, Inc.*	3,569	61
Mustang Bio, Inc.*	20,103	82
MyoKardia, Inc.*	27,232	1,985
Nature's Sunshine Products, Inc.*	6,316	56
NextCure, Inc.*	8,499	479
NGM Biopharmaceuticals, Inc.*	14,678	271
Novavax, Inc.*	3,556	14
Ocular Therapeutix, Inc.*	17,884	71
Odonate Therapeutics, Inc.*	7,054	229
Omeros Corp.*	29,805	420
Oncocyte Corp.*	15,523	35
Optinose, Inc.*	17,997	166
Organogenesis Holdings, Inc.*	7,608	37
Osmotica Pharmaceuticals PLC*	8,496	59
Pacira BioSciences, Inc.*	24,077	1,091
Palatin Technologies, Inc.*	146,147	114
Paratek Pharmaceuticals, Inc.*	6,403	26
PDL BioPharma, Inc.*	47,300	154
Pfenex, Inc.*	17,954	197
Phathom Pharmaceuticals, Inc.*	6,311	197
Pieris Pharmaceuticals, Inc.*	33,424	121
PolarityTE, Inc.*	2,277	6
Portola Pharmaceuticals, Inc.*	45,916	1,096
Precision BioSciences, Inc.*	21,782	303
Prestige Consumer Healthcare, Inc.*	31,145	1,261
Prevail Therapeutics, Inc.*	5,357	85
Principia Biopharma, Inc.*	11,056	606
Progenics Pharmaceuticals, Inc.*	62,784	320
Protagonist Therapeutics, Inc.*	12,300	87
Prothena Corp. PLC*	24,351	385
PTC Therapeutics, Inc.*	35,287	1,695
Puma Biotechnology, Inc.*	17,146	150
Ra Pharmaceuticals, Inc.*	21,178	994
Radius Health, Inc.*	27,119	547
Reata Pharmaceuticals, Inc., Class A*	13,449	2,749
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Biotechnology & Pharmaceuticals – 9.6%continued
Recro Pharma, Inc.*	12,106	$222
REGENXBIO, Inc.*	20,759	851
Replimune Group, Inc.*	8,376	120
resTORbio, Inc.*	11,095	17
Retrophin, Inc.*	25,387	361
Revance Therapeutics, Inc.*	27,596	448
Rhythm Pharmaceuticals, Inc.*	16,591	381
Rigel Pharmaceuticals, Inc.*	101,950	218
Rocket Pharmaceuticals, Inc.*	17,825	406
Rubius Therapeutics, Inc.*	21,104	200
Sangamo Therapeutics, Inc.*	71,704	600
Scholar Rock Holding Corp.*	12,675	167
Seres Therapeutics, Inc.*	11,715	40
SIGA Technologies, Inc.*	32,826	157
Solid Biosciences, Inc.*	10,074	45
Sorrento Therapeutics, Inc.*	75,981	257
Spectrum Pharmaceuticals, Inc.*	65,869	240
Spero Therapeutics, Inc.*	7,876	76
SpringWorks Therapeutics, Inc.*	6,244	240
Stemline Therapeutics, Inc.*	32,369	344
Stoke Therapeutics, Inc.*	6,610	187
Strongbridge Biopharma PLC*	33,165	69
Supernus Pharmaceuticals, Inc.*	28,551	677
Sutro Biopharma, Inc.*	7,857	86
Syndax Pharmaceuticals, Inc.*	14,516	127
Synthorx, Inc.*	5,768	403
Syros Pharmaceuticals, Inc.*	16,551	114
TCR2 Therapeutics, Inc.*	8,459	121
TG Therapeutics, Inc.*	46,584	517
TherapeuticsMD, Inc.*	114,887	278
Theravance Biopharma, Inc.*	29,022	751
Translate Bio, Inc.*	21,212	173
TransMedics Group, Inc.*	8,175	155
Tricida, Inc.*	13,463	508
Turning Point Therapeutics, Inc.*	16,679	1,039
Twist Bioscience Corp.*	13,649	287
Tyme Technologies, Inc.*	42,626	60
Ultragenyx Pharmaceutical, Inc.*	32,886	1,405
UNITY Biotechnology, Inc.*	19,273	139
UroGen Pharma Ltd.*	11,413	381
USANA Health Sciences, Inc.*	7,683	604
Vanda Pharmaceuticals, Inc.*	31,320	514
VBI Vaccines, Inc.*	60,595	84
Verrica Pharmaceuticals, Inc.*	9,311	148

EQUITY INDEX FUNDS    74    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Biotechnology & Pharmaceuticals – 9.6%continued
Viela Bio, Inc.*	3,239	$88
Viking Therapeutics, Inc.*	46,862	376
Voyager Therapeutics, Inc.*	15,641	218
WaVe Life Sciences Ltd.*	16,261	130
X4 Pharmaceuticals, Inc.*	5,133	55
XBiotech, Inc.*	11,384	212
Xencor, Inc.*	29,050	999
Xeris Pharmaceuticals, Inc.*	19,255	136
Y-mAbs Therapeutics, Inc.*	12,219	382
ZIOPHARM Oncology, Inc.*	89,330	422
Zogenix, Inc.*	26,365	1,374
Zynerba Pharmaceuticals, Inc.*	16,526	100
		123,774
Chemicals – 2.1%
AdvanSix, Inc.*	17,330	346
American Vanguard Corp.	14,692	286
Amyris, Inc.*	26,903	83
Balchem Corp.	19,550	1,987
Codexis, Inc.*	29,341	469
Ferro Corp.*	45,792	679
GCP Applied Technologies, Inc.*	33,518	761
H.B. Fuller Co.	31,023	1,600
Hawkins, Inc.	6,105	280
Haynes International, Inc.	6,893	247
Ingevity Corp.*	25,806	2,255
Innophos Holdings, Inc.	12,147	388
Innospec, Inc.	14,642	1,514
Intrepid Potash, Inc.*	68,851	186
Koppers Holdings, Inc.*	11,589	443
Kraton Corp.*	17,689	448
Kronos Worldwide, Inc.	16,360	219
LSB Industries, Inc.*	5,619	24
Lydall, Inc.*	12,314	253
Marrone Bio Innovations, Inc.*	37,468	38
Materion Corp.	12,405	737
Minerals Technologies, Inc.	21,642	1,247
Oil-Dri Corp. of America	3,033	110
OMNOVA Solutions, Inc.*	26,914	272
Orion Engineered Carbons S.A.	37,402	722
PolyOne Corp.	47,097	1,733
PQ Group Holdings, Inc.*	22,797	392
Quaker Chemical Corp.	7,639	1,257
Rayonier Advanced Materials, Inc.	35,246	135
Rogers Corp.*	11,321	1,412
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Chemicals – 2.1%continued
Sensient Technologies Corp.	25,734	$1,701
Stepan Co.	12,299	1,260
Trecora Resources*	15,413	110
Trinseo S.A.	24,970	929
Tronox Holdings PLC, Class A	56,760	648
Valhi, Inc.	8,378	16
WD-40 Co.	8,056	1,564
		26,751
Commercial Services – 2.7%
ABM Industries, Inc.	40,289	1,519
Acacia Research Corp.*	2,736	7
AMN Healthcare Services, Inc.*	28,135	1,753
ASGN, Inc.*	31,256	2,218
Barrett Business Services, Inc.	4,272	386
BG Staffing, Inc.	6,512	143
Brady Corp., Class A	28,711	1,644
BrightView Holdings, Inc.*	18,779	317
Brink's (The) Co.	30,499	2,766
Care.com, Inc.*	15,583	234
CBIZ, Inc.*	30,856	832
Cimpress PLC*	11,803	1,484
Collectors Universe, Inc.	4,694	108
CorVel Corp.*	5,205	455
CRA International, Inc.	4,870	265
Cross Country Healthcare, Inc.*	21,506	250
Emerald Expositions Events, Inc.	17,851	188
Ennis, Inc.	15,816	342
Franklin Covey Co.*	6,031	194
FTI Consulting, Inc.*	22,361	2,475
GP Strategies Corp.*	9,233	122
Hackett Group (The), Inc.	14,758	238
Healthcare Services Group, Inc.	43,135	1,049
Heidrick & Struggles International, Inc.	11,705	380
HMS Holdings Corp.*	53,228	1,576
Huron Consulting Group, Inc.*	13,630	937
Information Services Group, Inc.*	25,765	65
Insperity, Inc.	22,025	1,895
Kelly Services, Inc., Class A	19,415	438
Kforce, Inc.	12,991	516
Korn Ferry	34,855	1,478
National Research Corp.	7,049	465
NV5 Global, Inc.*	6,494	328
PRGX Global, Inc.*	17,137	84
Quad/Graphics, Inc.	12,773	60

NORTHERN FUNDS QUARTERLY REPORT     75    EQUITY INDEX FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Commercial Services – 2.7%continued
R.R. Donnelley & Sons Co.	51,004	$202
R1 RCM, Inc.*	64,799	841
Resources Connection, Inc.	18,403	301
ShotSpotter, Inc.*	4,486	114
SP Plus Corp.*	13,863	588
TriNet Group, Inc.*	26,312	1,490
TrueBlue, Inc.*	24,235	583
UniFirst Corp.	9,153	1,849
Vectrus, Inc.*	6,779	348
Viad Corp.	11,765	794
Willdan Group, Inc.*	6,576	209
		34,530
Construction Materials – 1.1%
Advanced Drainage Systems, Inc.	23,757	923
Apogee Enterprises, Inc.	16,091	523
Boise Cascade Co.	23,440	856
Continental Building Products, Inc.*	21,603	787
Forterra, Inc.*	13,414	155
Louisiana-Pacific Corp.	68,582	2,035
Simpson Manufacturing Co., Inc.	27,029	2,168
Summit Materials, Inc., Class A*	68,778	1,644
Trex Co., Inc.*	35,865	3,223
United States Lime & Minerals, Inc.	1,164	105
Universal Forest Products, Inc.	35,976	1,716
US Concrete, Inc.*	9,975	416
		14,551
Consumer Products – 2.2%
22nd Century Group, Inc.*	74,232	82
Alico, Inc.	2,916	105
B&G Foods, Inc.	35,562	638
BellRing Brands, Inc., Class A*	23,067	491
Boston Beer (The) Co., Inc., Class A*	5,130	1,938
Cadiz, Inc.*	10,479	115
Cal-Maine Foods, Inc.	19,507	834
Celsius Holdings, Inc.*	18,149	88
Central Garden & Pet Co.*	6,648	207
Central Garden & Pet Co., Class A*	25,753	756
Clearwater Paper Corp.*	11,545	247
Coca-Cola Consolidated, Inc.	2,746	780
Craft Brew Alliance, Inc.*	8,377	138
Darling Ingredients, Inc.*	100,292	2,816
Edgewell Personal Care Co.*	33,693	1,043
elf Beauty, Inc.*	15,792	255
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Consumer Products – 2.2%continued
Farmer Brothers Co.*	7,646	$115
Fresh Del Monte Produce, Inc.	19,191	671
Helen of Troy Ltd.*	15,320	2,754
Hostess Brands, Inc.*	73,137	1,063
Inter Parfums, Inc.	10,572	769
J&J Snack Foods Corp.	9,121	1,681
John B. Sanfilippo & Son, Inc.	5,155	471
Lancaster Colony Corp.	11,294	1,808
Landec Corp.*	17,652	200
Limoneira Co.	11,293	217
MGP Ingredients, Inc.	7,346	356
Nathan's Famous, Inc.	1,848	131
National Beverage Corp.*	6,938	354
New Age Beverages Corp.*	54,162	99
Phibro Animal Health Corp., Class A	14,728	366
Primo Water Corp.*	20,882	234
Pyxus International, Inc.*	6,092	54
Quanex Building Products Corp.	20,573	351
Revlon, Inc., Class A*	4,985	107
Sanderson Farms, Inc.	12,162	2,143
Seneca Foods Corp., Class A*	4,836	197
Simply Good Foods (The) Co.*	50,882	1,452
Tejon Ranch Co.*	9,729	155
Tootsie Roll Industries, Inc.	9,590	327
Turning Point Brands, Inc.	4,300	123
Universal Corp.	14,452	825
Vector Group Ltd.	68,323	915
Youngevity International, Inc.*	8,956	29
		28,500
Consumer Services – 1.1%
Aaron's, Inc.	41,033	2,343
Adtalem Global Education, Inc.*	33,712	1,179
American Public Education, Inc.*	9,213	252
Career Group Education Corp.*	40,418	743
Carriage Services, Inc.	11,863	304
Chegg, Inc.*	70,914	2,688
K12, Inc.*	21,050	428
Laureate Education, Inc., Class A*	68,781	1,211
Medifast, Inc.	6,611	725
Regis Corp.*	13,144	235
Rent-A-Center, Inc.	29,223	843
Rosetta Stone, Inc.*	13,343	242

EQUITY INDEX FUNDS    76    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Consumer Services – 1.1%continued
Strategic Education, Inc.	12,678	$2,015
WW International, Inc.*	28,858	1,103
		14,311
Containers & Packaging – 0.2%
Greif, Inc., Class A	15,834	700
Greif, Inc., Class B	3,850	199
Matthews International Corp., Class A	19,155	731
Myers Industries, Inc.	21,293	355
UFP Technologies, Inc.*	3,988	198
		2,183
Design, Manufacturing & Distribution – 0.6%
Benchmark Electronics, Inc.	22,615	777
Fabrinet*	22,381	1,451
Plexus Corp.*	17,545	1,350
Sanmina Corp.*	41,130	1,408
Tech Data Corp.*	20,792	2,986
		7,972
Distributors - Consumer Staples – 0.5%
Andersons (The), Inc.	18,010	455
Calavo Growers, Inc.	9,939	901
Chefs' Warehouse (The), Inc.*	15,330	584
Core-Mark Holding Co., Inc.	26,659	725
HF Foods Group, Inc.*	4,526	88
Performance Food Group Co.*	62,628	3,224
United Natural Foods, Inc.*	31,259	274
		6,251
Distributors - Discretionary – 0.2%
ePlus, Inc.*	8,228	694
G-III Apparel Group Ltd.*	28,045	939
PC Connection, Inc.	6,889	342
ScanSource, Inc.*	16,140	596
Veritiv Corp.*	6,094	120
		2,691
Electrical Equipment – 1.8%
AAON, Inc.	24,447	1,208
Advanced Energy Industries, Inc.*	23,240	1,655
Alarm.com Holdings, Inc.*	22,551	969
Allied Motion Technologies, Inc.	5,108	248
Argan, Inc.	8,645	347
Atkore International Group, Inc.*	28,146	1,139
Badger Meter, Inc.	17,558	1,140
Bel Fuse, Inc., Class B	7,129	146
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Electrical Equipment – 1.8%continued
Belden, Inc.	24,082	$1,324
Bloom Energy Corp., Class A*	33,607	251
Chase Corp.	4,460	528
CompX International, Inc.	879	13
Energous Corp.*	4,160	7
FARO Technologies, Inc.*	10,825	545
Generac Holdings, Inc.*	37,269	3,749
IntriCon Corp.*	4,088	74
Itron, Inc.*	20,889	1,754
Kimball Electronics, Inc.*	15,719	276
Mesa Laboratories, Inc.	2,397	598
Napco Security Technologies, Inc.*	7,243	213
NL Industries, Inc.*	6,041	24
nLight, Inc.*	16,616	337
Novanta, Inc.*	20,537	1,816
OSI Systems, Inc.*	9,864	994
Powell Industries, Inc.	5,497	269
Preformed Line Products Co.	2,218	134
SMART Global Holdings, Inc.*	8,366	317
SPX Corp.*	26,386	1,342
Stoneridge, Inc.*	15,827	464
Transcat, Inc.*	3,996	127
Watts Water Technologies, Inc., Class A	16,558	1,652
		23,660
Engineering & Construction Services – 1.7%
Aegion Corp.*	19,042	426
Arcosa, Inc.	29,688	1,323
Comfort Systems USA, Inc.	22,440	1,119
Concrete Pumping Holdings, Inc.*	3,390	18
Construction Partners, Inc., Class A*	7,732	130
Dycom Industries, Inc.*	17,926	845
EMCOR Group, Inc.	33,648	2,904
Exponent, Inc.	30,332	2,093
Granite Construction, Inc.	25,349	701
Great Lakes Dredge & Dock Corp.*	37,412	424
IES Holdings, Inc.*	4,838	124
Installed Building Products, Inc.*	13,782	949
Iteris, Inc.*	26,532	132
KBR, Inc.	85,796	2,617
Kratos Defense & Security Solutions, Inc.*	55,508	1,000
MasTec, Inc.*	36,560	2,346
Mistras Group, Inc.*	12,999	185
MYR Group, Inc.*	10,016	326

NORTHERN FUNDS QUARTERLY REPORT     77    EQUITY INDEX FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Engineering & Construction Services – 1.7%continued
Primoris Services Corp.	27,320	$608
Sterling Construction Co., Inc.*	16,134	227
TopBuild Corp.*	20,564	2,120
Tutor Perini Corp.*	22,440	289
VSE Corp.	5,416	206
WillScot Corp.*	32,159	595
		21,707
Forest & Paper Products – 0.2%
Neenah, Inc.	9,809	691
P.H. Glatfelter Co.	26,210	480
Schweitzer-Mauduit International, Inc.	18,613	781
Verso Corp., Class A*	19,499	352
		2,304
Gaming, Lodging & Restaurants – 2.7%
BBX Capital Corp.	47,299	226
Biglari Holdings, Inc., Class B*	682	78
BJ's Restaurants, Inc.	10,840	411
Bloomin' Brands, Inc.	53,396	1,178
Bluegreen Vacations Corp.	132	1
Boyd Gaming Corp.	49,228	1,474
Brinker International, Inc.	23,087	970
Cannae Holdings, Inc.*	40,844	1,519
Carrols Restaurant Group, Inc.*	25,215	178
Century Casinos, Inc.*	14,726	117
Cheesecake Factory (The), Inc.	25,639	996
Churchill Downs, Inc.	21,206	2,909
Chuy's Holdings, Inc.*	10,405	270
Cracker Barrel Old Country Store, Inc.	14,049	2,160
Dave & Buster's Entertainment, Inc.	17,945	721
Del Taco Restaurants, Inc.*	14,094	111
Denny's Corp.*	34,683	690
Dine Brands Global, Inc.	10,108	844
El Pollo Loco Holdings, Inc.*	9,549	145
Eldorado Resorts, Inc.*	40,400	2,409
Everi Holdings, Inc.*	42,258	568
Fiesta Restaurant Group, Inc.*	9,296	92
Golden Entertainment, Inc.*	12,352	237
Habit Restaurants (The), Inc., Class A*	6,653	69
J. Alexander's Holdings, Inc.*	9,273	89
Jack in the Box, Inc.	15,784	1,232
Kura Sushi USA, Inc., Class A*	2,430	62
Lindblad Expeditions Holdings, Inc.*	14,484	237
Marriott Vacations Worldwide Corp.	24,287	3,127
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Gaming, Lodging & Restaurants – 2.7%continued
Monarch Casino & Resort, Inc.*	6,781	$329
Noodles & Co.*	9,719	54
Papa John's International, Inc.	13,600	859
Penn National Gaming, Inc.*	67,513	1,726
Potbelly Corp.*	1,912	8
Red Lion Hotels Corp.*	17,406	65
Red Robin Gourmet Burgers, Inc.*	9,369	309
Red Rock Resorts, Inc., Class A	42,020	1,006
Ruth's Hospitality Group, Inc.	17,511	381
Scientific Games Corp.*	32,306	865
Shake Shack, Inc., Class A*	17,749	1,057
St. Joe (The) Co.*	20,362	404
Target Hospitality Corp.*	23,848	119
Texas Roadhouse, Inc.	40,460	2,279
Twin River Worldwide Holdings, Inc.	12,262	315
Wingstop, Inc.	18,012	1,553
		34,449
Hardware – 1.9%
3D Systems Corp.*	66,578	583
A10 Networks, Inc.*	29,076	200
Acacia Communications, Inc.*	23,010	1,560
ADTRAN, Inc.	20,238	200
Airgain, Inc.*	6,454	69
Akoustis Technologies, Inc.*	18,137	145
Anterix, Inc.*	6,769	292
Applied Optoelectronics, Inc.*	9,434	112
Arlo Technologies, Inc.*	53,388	225
CalAmp Corp.*	23,605	226
Cambium Networks Corp.*	5,842	51
Casa Systems, Inc.*	11,883	49
Clearfield, Inc.*	8,089	113
Comtech Telecommunications Corp.	14,701	522
Cubic Corp.	19,201	1,221
Daktronics, Inc.	15,787	96
DASAN Zhone Solutions, Inc.*	3,466	31
Diebold Nixdorf, Inc.*	45,811	484
Digimarc Corp.*	7,048	236
Extreme Networks, Inc.*	74,213	547
Fitbit, Inc., Class A*	139,488	916
GoPro, Inc., Class A*	73,550	319
Harmonic, Inc.*	54,379	424
Infinera Corp.*	102,370	813
Inseego Corp.*	30,782	226
Inspired Entertainment, Inc.*	6,389	43

EQUITY INDEX FUNDS    78    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Hardware – 1.9%continued
InterDigital, Inc.	19,468	$1,061
Knowles Corp.*	49,618	1,049
Lumentum Holdings, Inc.*	46,828	3,713
Maxar Technologies, Inc.	35,737	560
NETGEAR, Inc.*	19,320	473
NetScout Systems, Inc.*	43,818	1,055
PAR Technology Corp.*	6,637	204
Pitney Bowes, Inc.	98,657	398
Plantronics, Inc.	21,127	578
PlayAGS, Inc.*	19,214	233
Ribbon Communications, Inc.*	21,189	66
Sonos, Inc.*	43,682	682
Stratasys Ltd.*	31,851	644
TESSCO Technologies, Inc.	4,661	52
TTM Technologies, Inc.*	61,792	930
Universal Electronics, Inc.*	8,277	433
Viavi Solutions, Inc.*	140,887	2,113
Vicor Corp.*	10,458	489
Vishay Precision Group, Inc.*	6,213	211
Vocera Communications, Inc.*	16,647	346
ZAGG, Inc.*	20,257	164
		25,157
Health Care Facilities & Services – 2.8%
Addus HomeCare Corp.*	6,532	635
Amedisys, Inc.*	19,168	3,200
American Renal Associates Holdings, Inc.*	13,248	137
Apollo Medical Holdings, Inc.*	1,728	32
Avalon GloboCare Corp.*	15,652	30
Brookdale Senior Living, Inc.*	115,354	839
Catasys, Inc.*	5,205	85
Cellular Biomedicine Group, Inc.*	8,739	142
Community Health Systems, Inc.*	62,222	180
Diplomat Pharmacy, Inc.*	34,737	139
Ensign Group (The), Inc.	28,557	1,296
Enzo Biochem, Inc.*	31,868	84
Evofem Biosciences, Inc.*	10,218	63
Genesis Healthcare, Inc.*	30,138	49
Hanger, Inc.*	22,695	627
HealthEquity, Inc.*	42,583	3,154
Independence Holding Co.	2,904	122
Invitae Corp.*	51,475	830
Joint (The) Corp.*	7,653	124
LHC Group, Inc.*	18,413	2,537
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Health Care Facilities & Services – 2.8%continued
Magellan Health, Inc.*	13,564	$1,061
Medpace Holdings, Inc.*	16,884	1,419
Natera, Inc.*	37,488	1,263
National HealthCare Corp.	7,365	637
NeoGenomics, Inc.*	58,535	1,712
Neuronetics, Inc.*	3,913	18
Option Care Health, Inc.*	68,485	255
Owens & Minor, Inc.	44,517	230
Patterson Cos., Inc.	51,942	1,064
Pennant Group (The), Inc.*	15,013	496
Personalis, Inc.*	7,507	82
Progyny, Inc.*	6,484	178
Providence Service (The) Corp.*	7,238	428
RadNet, Inc.*	26,078	529
Select Medical Holdings Corp.*	67,295	1,571
SI-BONE, Inc.*	11,612	250
Surgery Partners, Inc.*	17,356	272
Syneos Health, Inc.*	38,075	2,264
Teladoc Health, Inc.*	43,726	3,661
Tenet Healthcare Corp.*	63,047	2,398
Tivity Health, Inc.*	25,727	523
Triple-S Management Corp., Class B*	13,102	242
US Physical Therapy, Inc.	7,585	867
Vapotherm, Inc.*	10,585	129
		35,854
Home & Office Products – 2.1%
ACCO Brands Corp.	58,131	544
American Woodmark Corp.*	10,252	1,071
Armstrong Flooring, Inc.*	19,145	82
Beazer Homes USA, Inc.*	19,831	280
Caesarstone Ltd.	13,569	205
Cavco Industries, Inc.*	5,290	1,034
Century Communities, Inc.*	15,779	432
Cornerstone Building Brands, Inc.*	33,210	283
Flexsteel Industries, Inc.	3,120	62
Forestar Group, Inc.*	7,609	159
Green Brick Partners, Inc.*	15,197	174
Griffon Corp.	21,962	447
Hamilton Beach Brands Holding Co., Class A	4,743	91
Herman Miller, Inc.	35,336	1,472
HNI Corp.	25,906	970
Hooker Furniture Corp.	8,396	216
Interface, Inc.	35,974	597

NORTHERN FUNDS QUARTERLY REPORT     79    EQUITY INDEX FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Home & Office Products – 2.1%continued
iRobot Corp.*	15,293	$774
JELD-WEN Holding, Inc.*	37,431	876
KB Home	51,889	1,778
Kimball International, Inc., Class B	21,357	441
Knoll, Inc.	29,511	745
LGI Homes, Inc.*	11,994	847
Lifetime Brands, Inc.	8,566	60
M/I Homes, Inc.*	16,059	632
Masonite International Corp.*	15,266	1,102
MDC Holdings, Inc.	29,805	1,137
Meritage Homes Corp.*	21,797	1,332
MSA Safety, Inc.	21,337	2,696
Patrick Industries, Inc.	14,006	734
PGT Innovations, Inc.*	35,776	533
Purple Innovation, Inc.*	2,699	24
Select Interior Concepts, Inc., Class A*	12,539	113
Skyline Champion Corp.*	30,902	980
Steelcase, Inc., Class A	53,276	1,090
Taylor Morrison Home Corp., Class A*	64,067	1,401
TRI Pointe Group, Inc.*	85,898	1,338
Tupperware Brands Corp.	30,876	265
William Lyon Homes, Class A*	19,077	381
		27,398
Industrial Services – 1.0%
Anixter International, Inc.*	18,642	1,717
Applied Industrial Technologies, Inc.	23,266	1,552
CAI International, Inc.*	10,266	297
DXP Enterprises, Inc.*	10,064	401
EVI Industries, Inc.*	3,056	83
H&E Equipment Services, Inc.	19,402	649
Harsco Corp.*	49,116	1,130
Herc Holdings, Inc.*	14,773	723
Kaman Corp.	16,680	1,099
SiteOne Landscape Supply, Inc.*	24,931	2,260
Systemax, Inc.	7,031	177
Team, Inc.*	21,511	343
Textainer Group Holdings Ltd.*	32,090	344
Titan Machinery, Inc.*	13,678	202
Triton International Ltd.	33,299	1,339
Wesco Aircraft Holdings, Inc.*	33,048	364
		12,680
Institutional Financial Services – 0.3%
Cowen, Inc., Class A*	17,541	276
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Institutional Financial Services – 0.3%continued
GAIN Capital Holdings, Inc.	13,961	$55
Greenhill & Co., Inc.	11,758	201
Houlihan Lokey, Inc.	24,769	1,210
INTL. FCStone, Inc.*	9,598	469
Moelis & Co., Class A	29,151	931
Piper Jaffray Cos.	8,305	664
PJT Partners, Inc., Class A	13,961	630
		4,436
Insurance – 2.6%
Ambac Financial Group, Inc.*	28,931	624
American Equity Investment Life Holding Co.	55,811	1,670
AMERISAFE, Inc.	11,204	740
Argo Group International Holdings Ltd.	19,962	1,313
BRP Group, Inc., Class A*	8,180	131
Citizens, Inc.*	34,327	232
CNO Financial Group, Inc.	87,190	1,581
Crawford & Co., Class A	10,664	122
Donegal Group, Inc., Class A	6,033	89
eHealth, Inc.*	13,659	1,312
Employers Holdings, Inc.	18,909	789
Enstar Group Ltd.*	6,900	1,427
FBL Financial Group, Inc., Class A	5,683	335
FedNat Holding Co.	8,339	139
FGL Holdings	88,955	947
Genworth Financial, Inc., Class A*	312,088	1,373
Global Indemnity Ltd.	6,005	178
Goosehead Insurance, Inc., Class A	6,882	292
Greenlight Capital Re Ltd., Class A*	16,067	162
GWG Holdings, Inc.*	1,314	13
Hallmark Financial Services, Inc.*	8,295	146
HCI Group, Inc.	4,515	206
Health Insurance Innovations, Inc., Class A*	7,046	136
Heritage Insurance Holdings, Inc.	11,965	159
Horace Mann Educators Corp.	24,887	1,087
James River Group Holdings Ltd.	16,708	689
Kinsale Capital Group, Inc.	12,422	1,263
MBIA, Inc.*	42,407	394
National General Holdings Corp.	40,938	905
National Western Life Group, Inc., Class A	1,373	399
NI Holdings, Inc.*	5,597	96
NMI Holdings, Inc., Class A*	40,037	1,328

EQUITY INDEX FUNDS    80    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Insurance – 2.6%continued
Palomar Holdings, Inc.*	7,179	$362
ProAssurance Corp.	32,545	1,176
ProSight Global, Inc.*	6,582	106
Protective Insurance Corp., Class B	7,300	117
Radian Group, Inc.	123,322	3,103
RLI Corp.	23,990	2,160
Safety Insurance Group, Inc.	8,940	827
Selective Insurance Group, Inc.	34,696	2,262
State Auto Financial Corp.	10,271	319
Third Point Reinsurance Ltd.*	39,714	418
Tiptree, Inc.	14,967	122
Trupanion, Inc.*	16,951	635
United Fire Group, Inc.	12,203	534
United Insurance Holdings Corp.	14,890	188
Universal Insurance Holdings, Inc.	18,239	511
Watford Holdings Ltd.*	12,707	320
		33,437
Iron & Steel – 0.7%
AK Steel Holding Corp.*	177,211	583
Allegheny Technologies, Inc.*	77,610	1,604
Carpenter Technology Corp.	28,768	1,432
Cleveland-Cliffs, Inc.	159,915	1,343
Commercial Metals Co.	72,684	1,619
Northwest Pipe Co.*	6,059	202
Olympic Steel, Inc.	6,661	119
Ryerson Holding Corp.*	11,685	138
Schnitzer Steel Industries, Inc., Class A	16,521	358
SunCoke Energy, Inc.	38,086	237
Synalloy Corp.*	6,005	78
TimkenSteel Corp.*	19,666	155
Warrior Met Coal, Inc.	31,110	657
Worthington Industries, Inc.	23,694	999
		9,524
Leisure Products – 0.7%
Acushnet Holdings Corp.	21,303	692
Callaway Golf Co.	58,145	1,233
Camping World Holdings, Inc., Class A	18,839	278
Clarus Corp.	15,429	209
Escalade, Inc.	7,554	74
Fox Factory Holding Corp.*	22,449	1,562
Funko, Inc., Class A*	11,787	202
Johnson Outdoors, Inc., Class A	2,635	202
LCI Industries	14,692	1,574
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Leisure Products – 0.7%continued
Malibu Boats, Inc., Class A*	13,304	$545
Marine Products Corp.	5,335	77
MasterCraft Boat Holdings, Inc.*	13,295	209
Vista Outdoor, Inc.*	33,552	251
Winnebago Industries, Inc.	18,734	993
YETI Holdings, Inc.*	24,812	863
		8,964
Machinery – 2.4%
Actuant Corp., Class A	34,316	893
Alamo Group, Inc.	5,873	737
Albany International Corp., Class A	18,570	1,410
Altra Industrial Motion Corp.	39,627	1,435
Astec Industries, Inc.	12,344	518
Briggs & Stratton Corp.	29,437	196
Cactus, Inc., Class A	29,922	1,027
CIRCOR International, Inc.*	10,561	488
Columbus McKinnon Corp.	14,075	563
CSW Industrials, Inc.	8,953	689
Douglas Dynamics, Inc.	13,485	742
Federal Signal Corp.	35,987	1,161
Franklin Electric Co., Inc.	27,853	1,597
Gencor Industries, Inc.*	4,303	50
Gorman-Rupp (The) Co.	10,603	398
Graham Corp.	4,935	108
Helios Technologies, Inc.	17,947	830
Hillenbrand, Inc.	42,779	1,425
Hurco Cos., Inc.	3,820	147
Hyster-Yale Materials Handling, Inc.	6,283	370
Ichor Holdings Ltd.*	13,659	454
John Bean Technologies Corp.	18,960	2,136
Kadant, Inc.	6,453	680
Kennametal, Inc.	50,694	1,870
Lindsay Corp.	6,700	643
Luxfer Holdings PLC	18,873	349
Manitowoc (The) Co., Inc.*	18,241	319
MTS Systems Corp.	10,819	520
Mueller Water Products, Inc., Class A	94,773	1,135
NN, Inc.	20,321	188
Rexnord Corp.*	63,723	2,079
SPX FLOW, Inc.*	25,571	1,250
Standex International Corp.	7,554	599
Tennant Co.	10,815	843
Terex Corp.	38,918	1,159
Titan International, Inc.	25,388	92

NORTHERN FUNDS QUARTERLY REPORT     81    EQUITY INDEX FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Machinery – 2.4%continued
Twin Disc, Inc.*	7,451	$82
Welbilt, Inc.*	78,788	1,230
		30,412
Manufactured Goods – 0.9%
AZZ, Inc.	16,345	751
Chart Industries, Inc.*	22,299	1,505
Eastern (The) Co.	3,233	99
EnPro Industries, Inc.	12,554	840
Gibraltar Industries, Inc.*	19,549	986
Insteel Industries, Inc.	13,323	286
Lawson Products, Inc.*	2,450	128
LB Foster Co., Class A*	7,228	140
Mayville Engineering Co., Inc.*	4,554	43
Mueller Industries, Inc.	33,458	1,062
Omega Flex, Inc.	1,698	182
Park-Ohio Holdings Corp.	6,288	212
Proto Labs, Inc.*	15,702	1,594
Raven Industries, Inc.	21,905	755
RBC Bearings, Inc.*	14,521	2,299
Tredegar Corp.	15,669	350
TriMas Corp.*	27,235	855
		12,087
Media – 1.7%
Boingo Wireless, Inc.*	25,383	278
Boston Omaha Corp., Class A*	5,996	126
Cardlytics, Inc.*	8,284	521
Cargurus, Inc.*	45,277	1,593
Cars.com, Inc.*	39,978	489
Central European Media Enterprises Ltd., Class A*	48,695	221
Clear Channel Outdoor Holdings, Inc.*	35,289	101
Cumulus Media, Inc., Class A*	10,390	183
DHI Group, Inc.*	30,778	93
Endurance International Group Holdings, Inc.*	33,723	158
Entercom Communications Corp., Class A	70,680	328
Entravision Communications Corp., Class A	43,830	115
Eros International PLC*	43,839	149
Eventbrite, Inc., Class A*	21,870	441
EverQuote, Inc., Class A*	5,441	187
EW Scripps (The) Co., Class A	34,394	540
Fluent, Inc.*	18,270	46
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Media – 1.7%continued
Gannett Co., Inc.	78,538	$501
Gray Television, Inc.*	55,883	1,198
Groupon, Inc.*	282,325	675
HealthStream, Inc.*	15,865	432
Hemisphere Media Group, Inc.*	10,177	151
Houghton Mifflin Harcourt Co.*	62,457	390
IMAX Corp.*	31,484	643
Leaf Group Ltd.*	7,048	28
Lee Enterprises, Inc.*	38,667	55
Liberty Latin America Ltd., Class A*	25,940	501
Liberty Latin America Ltd., Class C*	71,398	1,389
Liberty TripAdvisor Holdings, Inc., Class A*	40,526	298
LiveXLive Media, Inc.*	5,201	8
Marchex, Inc., Class B*	25,923	98
MDC Partners, Inc., Class A*	10,774	30
Meet Group (The), Inc.*	40,344	202
Meredith Corp.	23,515	764
MSG Networks, Inc., Class A*	24,249	422
National CineMedia, Inc.	34,082	248
OptimizeRx Corp.*	9,464	97
QuinStreet, Inc.*	27,395	419
Quotient Technology, Inc.*	47,747	471
Rubicon Project (The), Inc.*	29,464	240
Saga Communications, Inc., Class A	2,271	69
Scholastic Corp.	17,775	683
SharpSpring, Inc.*	7,385	85
Shutterstock, Inc.*	9,897	424
Stamps.com, Inc.*	9,496	793
TechTarget, Inc.*	13,602	355
TEGNA, Inc.	132,058	2,204
Telaria, Inc.*	26,670	235
Travelzoo*	3,797	41
Tribune Publishing Co.	12,648	166
TrueCar, Inc.*	53,402	254
Tucows, Inc., Class A*	5,925	366
Upwork, Inc.*	35,553	379
WideOpenWest, Inc.*	17,793	132
Yelp, Inc.*	42,227	1,471
		22,486
Medical Equipment & Devices – 4.5%
Accelerate Diagnostics, Inc.*	19,698	333
Accuray, Inc.*	62,739	177
Alphatec Holdings, Inc.*	27,569	196

EQUITY INDEX FUNDS    82    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Medical Equipment & Devices – 4.5%continued
AngioDynamics, Inc.*	20,199	$323
Apyx Medical Corp.*	24,048	203
AtriCure, Inc.*	23,116	751
Atrion Corp.	862	648
Avanos Medical, Inc.*	29,065	979
Axogen, Inc.*	20,099	360
Axonics Modulation Technologies, Inc.*	9,197	255
BioLife Solutions, Inc.*	4,872	79
BioSig Technologies, Inc.*	11,315	67
BioTelemetry, Inc.*	19,707	912
Cardiovascular Systems, Inc.*	20,881	1,015
CareDx, Inc.*	25,365	547
Castle Biosciences, Inc.*	2,668	92
Celcuity, Inc.*	4,249	45
Cerus Corp.*	90,408	382
Conformis, Inc.*	46,683	70
CONMED Corp.	16,480	1,843
CryoLife, Inc.*	22,651	614
Cutera, Inc.*	8,474	303
CytoSorbents Corp.*	22,111	85
Fluidigm Corp.*	30,720	107
GenMark Diagnostics, Inc.*	39,321	189
Glaukos Corp.*	24,209	1,319
Globus Medical, Inc., Class A*	46,356	2,729
Haemonetics Corp.*	31,278	3,594
Inogen, Inc.*	10,174	695
Inspire Medical Systems, Inc.*	8,017	595
Integer Holdings Corp.*	19,897	1,600
Invacare Corp.	14,777	133
iRadimed Corp.*	3,249	76
iRhythm Technologies, Inc.*	15,385	1,048
Lantheus Holdings, Inc.*	21,796	447
LeMaitre Vascular, Inc.	9,739	350
LivaNova PLC*	29,860	2,252
Luminex Corp.	26,002	602
Meridian Bioscience, Inc.	21,705	212
Merit Medical Systems, Inc.*	31,431	981
Misonix, Inc.*	5,062	94
Myriad Genetics, Inc.*	43,008	1,171
NanoString Technologies, Inc.*	20,905	582
Natus Medical, Inc.*	20,722	684
Neogen Corp.*	31,246	2,039
Nevro Corp.*	18,190	2,138
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Medical Equipment & Devices – 4.5%continued
Novocure Ltd.*	52,913	$4,459
NuVasive, Inc.*	31,713	2,453
OPKO Health, Inc.*	257,546	379
OraSure Technologies, Inc.*	44,419	357
Orthofix Medical, Inc.*	11,286	521
OrthoPediatrics Corp.*	5,421	255
Pacific Biosciences of California, Inc.*	80,212	412
Pulse Biosciences, Inc.*	8,121	109
Quanterix Corp.*	7,230	171
Quidel Corp.*	21,690	1,627
Repligen Corp.*	31,593	2,922
Rockwell Medical, Inc.*	25,353	62
RTI Surgical Holdings, Inc.*	29,750	81
SeaSpine Holdings Corp.*	11,454	138
Senseonics Holdings, Inc.*	38,637	35
Shockwave Medical, Inc.*	15,213	668
Sientra, Inc.*	27,840	249
Silk Road Medical, Inc.*	8,447	341
Soliton, Inc.*	3,816	42
STAAR Surgical Co.*	27,361	962
Surmodics, Inc.*	8,204	340
Tactile Systems Technology, Inc.*	11,331	765
Tandem Diabetes Care, Inc.*	34,251	2,042
Utah Medical Products, Inc.	2,206	238
Varex Imaging Corp.*	22,660	675
Veracyte, Inc.*	27,730	774
Vericel Corp.*	27,501	479
ViewRay, Inc.*	32,141	136
Wright Medical Group N.V.*	77,877	2,374
Zynex, Inc.	9,122	72
		58,054
Metals & Mining – 0.6%
Century Aluminum Co.*	36,270	273
Coeur Mining, Inc.*	141,705	1,145
Compass Minerals International, Inc.	20,882	1,273
Contura Energy, Inc.*	6,506	59
Covia Holdings Corp.*	5,792	12
Encore Wire Corp.	12,502	718
Energy Fuels, Inc.*	66,030	126
Ferroglobe Representation & Warranty Insurance Trust(1) *	38,340	—
Gold Resource Corp.	43,841	243
Hecla Mining Co.	312,144	1,058
Kaiser Aluminum Corp.	9,776	1,084

NORTHERN FUNDS QUARTERLY REPORT     83    EQUITY INDEX FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Metals & Mining – 0.6%continued
Livent Corp.*	86,224	$737
Novagold Resources, Inc.*	142,780	1,279
Uranium Energy Corp.*	128,723	118
		8,125
Oil, Gas & Coal – 2.8%
Advanced Emissions Solutions, Inc.	9,652	101
Amplify Energy Corp.	9,437	62
Arch Coal, Inc., Class A	8,694	624
Archrock, Inc.	82,486	828
Berry Petroleum Corp.	36,135	341
Bonanza Creek Energy, Inc.*	13,666	319
Brigham Minerals, Inc., Class A	11,620	249
California Resources Corp.*	23,689	214
Callon Petroleum Co.*	229,764	1,110
Clean Energy Fuels Corp.*	53,290	125
CNX Resources Corp.*	116,038	1,027
Comstock Resources, Inc.*	10,878	89
CONSOL Energy, Inc.*	19,616	285
CVR Energy, Inc.	18,064	730
Delek U.S. Holdings, Inc.	45,997	1,542
Denbury Resources, Inc.*	279,468	394
Diamond Offshore Drilling, Inc.*	46,873	337
DMC Global, Inc.	8,242	370
Dril-Quip, Inc.*	21,628	1,014
Earthstone Energy, Inc., Class A*	14,084	89
Era Group, Inc.*	11,734	119
Evolution Petroleum Corp.	19,627	107
Exterran Corp.*	22,066	173
Extraction Oil & Gas, Inc.*	61,138	130
Falcon Minerals Corp.	27,864	197
Flotek Industries, Inc.*	3,045	6
Forum Energy Technologies, Inc.*	45,929	77
Frank's International N.V.*	58,931	305
Geospace Technologies Corp.*	9,555	160
Goodrich Petroleum Corp.*	6,562	66
Gulfport Energy Corp.*	92,042	280
Hallador Energy Co.	18,515	55
Helix Energy Solutions Group, Inc.*	83,741	806
HighPoint Resources Corp.*	62,116	105
Jagged Peak Energy, Inc.*	47,303	402
KLX Energy Services Holdings, Inc.*	16,422	106
Laredo Petroleum, Inc.*	103,745	298
Liberty Oilfield Services, Inc., Class A	30,180	336
Magnolia Oil & Gas Corp., Class A*	64,178	807
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Oil, Gas & Coal – 2.8%continued
Matador Resources Co.*	70,104	$1,260
Matrix Service Co.*	16,985	389
McDermott International, Inc.*	109,363	74
Montage Resources Corp.*	8,959	71
MRC Global, Inc.*	43,152	588
Murphy USA, Inc.*	17,069	1,997
Nabors Industries Ltd.	210,509	606
NACCO Industries, Inc., Class A	2,336	109
National Energy Services Reunited Corp.*	17,131	156
Natural Gas Services Group, Inc.*	5,727	70
NCS Multistage Holdings, Inc.*	1,289	3
Newpark Resources, Inc.*	58,656	368
NextDecade Corp.*	8,254	51
NexTier Oilfield Solutions, Inc.*	103,226	692
Nine Energy Service, Inc.*	8,697	68
Noble Corp. PLC*	179,189	219
Northern Oil and Gas, Inc.*	171,222	401
NOW, Inc.*	67,389	757
Oasis Petroleum, Inc.*	189,077	616
Oceaneering International, Inc.*	62,820	937
Oil States International, Inc.*	39,125	638
Pacific Drilling S.A.*	17,229	70
Panhandle Oil and Gas, Inc., Class A	11,078	124
Par Pacific Holdings, Inc.*	21,671	504
Parker Drilling Co.*	6,733	151
PDC Energy, Inc.*	35,216	922
Peabody Energy Corp.	37,457	342
Penn Virginia Corp.*	9,787	297
PrimeEnergy Resources Corp.*	304	46
ProPetro Holding Corp.*	46,725	526
QEP Resources, Inc.	143,634	646
Ramaco Resources, Inc.*	1,126	4
Ring Energy, Inc.*	34,341	91
RPC, Inc.	41,945	220
SandRidge Energy, Inc.*	1,357	6
Seadrill Ltd.*	50,800	129
Select Energy Services, Inc., Class A*	27,978	260
SilverBow Resources, Inc.*	372	4
SM Energy Co.	66,682	749
Smart Sand, Inc.*	394	1
Solaris Oilfield Infrastructure, Inc., Class A	15,710	220
Southwestern Energy Co.*	327,196	792

EQUITY INDEX FUNDS    84    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Oil, Gas & Coal – 2.8%continued
SRC Energy, Inc.*	130,625	$538
Talos Energy, Inc.*	11,115	335
Tellurian, Inc.*	59,347	432
TETRA Technologies, Inc.*	40,778	80
Thermon Group Holdings, Inc.*	20,135	540
Tidewater, Inc.*	22,617	436
Unit Corp.*	1,543	1
US Silica Holdings, Inc.	43,229	266
W&T Offshore, Inc.*	53,168	296
Whiting Petroleum Corp.*	53,705	394
World Fuel Services Corp.	39,207	1,702
		35,579
Passenger Transportation – 0.5%
Allegiant Travel Co.	7,808	1,359
Hawaiian Holdings, Inc.	28,779	843
Mesa Air Group, Inc.*	15,025	134
SkyWest, Inc.	30,184	1,951
Spirit Airlines, Inc.*	42,238	1,703
Universal Logistics Holdings, Inc.	5,987	113
		6,103
Real Estate – 0.6%
American Realty Investors, Inc.*	1,627	28
Consolidated-Tomoka Land Co.	2,922	176
Cushman & Wakefield PLC*	66,230	1,354
eXp World Holdings, Inc.*	11,778	133
FRP Holdings, Inc.*	4,367	218
Griffin Industrial Realty, Inc.	933	37
Legacy Housing Corp.*	4,168	69
Marcus & Millichap, Inc.*	13,820	515
Maui Land & Pineapple Co., Inc.*	120	1
McGrath RentCorp	14,464	1,107
Newmark Group, Inc., Class A	87,327	1,175
RE/MAX Holdings, Inc., Class A	10,137	390
Realogy Holdings Corp.	68,445	663
Redfin Corp.*	54,329	1,149
RMR Group (The), Inc., Class A	9,355	427
Stratus Properties, Inc.*	3,302	102
		7,544
Real Estate Investment Trusts – 8.2%
Acadia Realty Trust	50,000	1,297
AG Mortgage Investment Trust, Inc.	14,360	221
Agree Realty Corp.	25,023	1,756
Alexander & Baldwin, Inc.	42,172	884
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Real Estate Investment Trusts – 8.2%continued
Alexander's, Inc.	1,330	$439
American Assets Trust, Inc.	29,336	1,347
American Finance Trust, Inc.	67,278	892
Anworth Mortgage Asset Corp.	77,627	273
Apollo Commercial Real Estate Finance, Inc.	94,237	1,724
Ares Commercial Real Estate Corp.	16,505	261
Arlington Asset Investment Corp., Class A	8,116	45
Armada Hoffler Properties, Inc.	31,573	579
ARMOUR Residential REIT, Inc.	35,931	642
Ashford Hospitality Trust, Inc.	39,482	110
Blackstone Mortgage Trust, Inc., Class A	77,211	2,874
Bluerock Residential Growth REIT, Inc.	16,295	196
Braemar Hotels & Resorts, Inc.	21,690	194
BRT Apartments Corp.	7,036	119
Capstead Mortgage Corp.	67,536	535
CareTrust REIT, Inc.	58,987	1,217
CatchMark Timber Trust, Inc., Class A	35,411	406
CBL & Associates Properties, Inc.	101,549	107
Cedar Realty Trust, Inc.	61,936	183
Chatham Lodging Trust	31,788	583
Cherry Hill Mortgage Investment Corp.	13,831	202
City Office REIT, Inc.	24,771	335
Clipper Realty, Inc.	11,637	123
Colony Credit Real Estate, Inc.	48,365	636
Community Healthcare Trust, Inc.	11,229	481
CoreCivic, Inc.	73,925	1,285
CorEnergy Infrastructure Trust, Inc.	7,668	343
CorePoint Lodging, Inc.	28,884	308
DiamondRock Hospitality Co.	124,527	1,380
Dynex Capital, Inc.	7,279	123
Easterly Government Properties, Inc.	48,147	1,143
EastGroup Properties, Inc.	22,274	2,955
Essential Properties Realty Trust, Inc.	47,153	1,170
Exantas Capital Corp.	13,804	163
Farmland Partners, Inc.	19,759	134
First Industrial Realty Trust, Inc.	75,745	3,144
Four Corners Property Trust, Inc.	41,978	1,183
Franklin Street Properties Corp.	58,528	501
Front Yard Residential Corp.	30,069	371
GEO Group (The), Inc.	69,041	1,147
Getty Realty Corp.	20,138	662

NORTHERN FUNDS QUARTERLY REPORT     85    EQUITY INDEX FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Real Estate Investment Trusts – 8.2%continued
Gladstone Commercial Corp.	18,315	$400
Gladstone Land Corp.	14,183	184
Global Medical REIT, Inc.	20,892	276
Global Net Lease, Inc.	52,025	1,055
Granite Point Mortgage Trust, Inc.	35,325	649
Great Ajax Corp.	11,638	172
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	38,496	1,239
Healthcare Realty Trust, Inc.	77,930	2,601
Hersha Hospitality Trust	25,202	367
Independence Realty Trust, Inc.	54,195	763
Industrial Logistics Properties Trust	34,887	782
Innovative Industrial Properties, Inc.	6,797	516
Invesco Mortgage Capital, Inc.	91,356	1,521
Investors Real Estate Trust	7,011	508
iStar, Inc.	35,713	518
Jernigan Capital, Inc.	13,946	267
Kite Realty Group Trust	50,460	986
KKR Real Estate Finance Trust, Inc.	17,518	358
Ladder Capital Corp.	63,433	1,144
Lexington Realty Trust	137,760	1,463
LTC Properties, Inc.	23,596	1,056
Mack-Cali Realty Corp.	52,859	1,223
Monmouth Real Estate Investment Corp.	55,798	808
National Health Investors, Inc.	25,293	2,061
National Storage Affiliates Trust	36,706	1,234
New Senior Investment Group, Inc.	60,468	463
New York Mortgage Trust, Inc.	151,406	943
NexPoint Residential Trust, Inc.	12,028	539
Office Properties Income Trust	29,091	935
One Liberty Properties, Inc.	9,513	259
Orchid Island Capital, Inc.	28,293	166
Pebblebrook Hotel Trust	76,978	2,064
Pennsylvania Real Estate Investment Trust	42,098	224
PennyMac Mortgage Investment Trust	53,583	1,194
Physicians Realty Trust	115,206	2,182
Piedmont Office Realty Trust, Inc., Class A	75,171	1,672
PotlatchDeltic Corp.	40,213	1,740
Preferred Apartment Communities, Inc., Class A	32,079	427
PS Business Parks, Inc.	11,754	1,938
QTS Realty Trust, Inc., Class A	33,394	1,812
Ready Capital Corp.	19,760	305
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Real Estate Investment Trusts – 8.2%continued
Redwood Trust, Inc.	62,374	$1,032
Retail Opportunity Investments Corp.	69,239	1,223
Retail Value, Inc.	8,978	330
Rexford Industrial Realty, Inc.	66,140	3,021
RLJ Lodging Trust	105,575	1,871
RPT Realty	48,147	724
Ryman Hospitality Properties, Inc.	28,028	2,429
Sabra Health Care REIT, Inc.	115,737	2,470
Safehold, Inc.	6,737	272
Saul Centers, Inc.	7,101	375
Senior Housing Properties Trust	146,913	1,240
Seritage Growth Properties, Class A	20,706	830
STAG Industrial, Inc.	78,241	2,470
Summit Hotel Properties, Inc.	63,233	780
Sunstone Hotel Investors, Inc.	137,171	1,909
Tanger Factory Outlet Centers, Inc.	54,145	798
Terreno Realty Corp.	38,756	2,098
TPG RE Finance Trust, Inc.	30,086	610
Transcontinental Realty Investors, Inc.*	612	24
UMH Properties, Inc.	21,760	342
Uniti Group, Inc.	111,579	916
Universal Health Realty Income Trust	7,711	905
Urban Edge Properties	70,009	1,343
Urstadt Biddle Properties, Inc., Class A	17,676	439
Washington Prime Group, Inc.	111,371	405
Washington Real Estate Investment Trust	48,324	1,410
Western Asset Mortgage Capital Corp.	21,247	219
Whitestone REIT	23,255	317
Xenia Hotels & Resorts, Inc.	69,111	1,494
		105,983
Recreational Facilities & Services – 0.3%
AMC Entertainment Holdings, Inc., Class A	37,257	270
Drive Shack, Inc.*	43,646	160
Liberty Media Corp.-Liberty Braves, Class A*	5,887	174
Liberty Media Corp.-Liberty Braves, Class C*	21,734	642
Marcus (The) Corp.	13,939	443
OneSpaWorld Holdings Ltd.*	28,063	473
RCI Hospitality Holdings, Inc.	6,531	134
Reading International, Inc., Class A*	12,100	135
SeaWorld Entertainment, Inc.*	29,019	920
		3,351

EQUITY INDEX FUNDS    86    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Renewable Energy – 0.6%
Ameresco, Inc., Class A*	13,588	$238
American Superconductor Corp.*	15,168	119
EnerSys	26,265	1,965
Enphase Energy, Inc.*	54,666	1,429
FutureFuel Corp.	18,648	231
Green Plains, Inc.	19,878	307
Plug Power, Inc.*	146,160	462
Renewable Energy Group, Inc.*	21,287	574
REX American Resources Corp.*	3,604	295
Sunnova Energy International, Inc.*	9,689	108
SunPower Corp.*	39,315	307
Sunrun, Inc.*	67,008	925
TPI Composites, Inc.*	18,732	347
Vivint Solar, Inc.*	28,565	207
		7,514
Retail - Consumer Staples – 0.4%
Big Lots, Inc.	24,262	697
BJ's Wholesale Club Holdings, Inc.*	68,548	1,559
Ingles Markets, Inc., Class A	8,521	405
Natural Grocers by Vitamin Cottage, Inc.	2,225	22
PriceSmart, Inc.	13,843	983
Rite Aid Corp.*	32,935	509
SpartanNash Co.	20,281	289
Village Super Market, Inc., Class A	5,959	138
Weis Markets, Inc.	5,675	230
		4,832
Retail - Discretionary – 3.3%
1-800-Flowers.com, Inc., Class A*	16,168	234
Abercrombie & Fitch Co., Class A	40,744	704
American Eagle Outfitters, Inc.	99,702	1,466
America's Car-Mart, Inc.*	3,731	409
Asbury Automotive Group, Inc.*	11,613	1,298
At Home Group, Inc.*	28,687	158
Avis Budget Group, Inc.*	36,223	1,168
Barnes & Noble Education, Inc.*	29,641	127
Bassett Furniture Industries, Inc.	7,096	118
Beacon Roofing Supply, Inc.*	40,383	1,291
Bed Bath & Beyond, Inc.	75,710	1,310
BlueLinx Holdings, Inc.*	5,576	79
BMC Stock Holdings, Inc.*	39,870	1,144
Boot Barn Holdings, Inc.*	16,978	756
Buckle (The), Inc.	16,289	440
Builders FirstSource, Inc.*	69,182	1,758
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Retail - Discretionary – 3.3%continued
Caleres, Inc.	22,371	$531
Cato (The) Corp., Class A	16,015	279
Chico's FAS, Inc.	71,174	271
Children's Place (The), Inc.	9,604	600
Citi Trends, Inc.	8,196	190
Conn's, Inc.*	12,597	156
Container Store Group (The), Inc.*	2,544	11
Designer Brands, Inc., Class A	35,573	560
Dillard's, Inc., Class A	6,408	471
Duluth Holdings, Inc., Class B*	8,995	95
Ethan Allen Interiors, Inc.	13,189	251
Express, Inc.*	38,462	187
FirstCash, Inc.	25,247	2,036
Foundation Building Materials, Inc.*	10,717	207
Freshpet, Inc.*	21,047	1,244
Gaia, Inc.*	7,587	61
GameStop Corp., Class A	53,173	323
Genesco, Inc.*	8,221	394
GMS, Inc.*	22,614	612
GNC Holdings, Inc., Class A*	44,066	119
Group 1 Automotive, Inc.	10,666	1,067
Guess?, Inc.	26,342	590
Haverty Furniture Cos., Inc.	10,781	217
Hertz Global Holdings, Inc.*	62,682	987
Hibbett Sports, Inc.*	11,163	313
Hudson Ltd., Class A*	21,357	328
J.C. Penney Co., Inc.*	229,771	257
Lands' End, Inc.*	7,671	129
La-Z-Boy, Inc.	27,154	855
Liquidity Services, Inc.*	9,978	59
Lithia Motors, Inc., Class A	13,304	1,956
Lovesac (The) Co.*	6,342	102
Lumber Liquidators Holdings, Inc.*	20,598	201
MarineMax, Inc.*	15,225	254
Michaels (The) Cos., Inc.*	53,031	429
Monro, Inc.	19,286	1,508
National Vision Holdings, Inc.*	48,248	1,565
Office Depot, Inc.	335,053	918
Overstock.com, Inc.*	19,417	137
Party City Holdco, Inc.*	38,955	91
PetIQ, Inc.*	14,011	351
PetMed Express, Inc.	14,151	333
RealReal (The), Inc.*	11,440	216
RH*	10,106	2,158

NORTHERN FUNDS QUARTERLY REPORT     87    EQUITY INDEX FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Retail - Discretionary – 3.3%continued
RTW RetailWinds, Inc.*	21,908	$18
Rush Enterprises, Inc., Class A	16,592	772
Rush Enterprises, Inc., Class B	3,290	150
Sally Beauty Holdings, Inc.*	73,902	1,349
Shoe Carnival, Inc.	6,783	253
Signet Jewelers Ltd.	30,861	671
Sleep Number Corp.*	17,605	867
Sonic Automotive, Inc., Class A	14,658	454
Sportsman's Warehouse Holdings, Inc.*	27,076	217
Stitch Fix, Inc., Class A*	26,196	672
Tailored Brands, Inc.	27,757	115
Tilly's, Inc., Class A	15,689	192
Vera Bradley, Inc.*	10,613	125
Winmark Corp.	1,477	293
Zumiez, Inc.*	12,012	415
		42,642
Semiconductors – 2.9%
Adesto Technologies Corp.*	16,867	143
Alpha & Omega Semiconductor Ltd.*	14,459	197
Ambarella, Inc.*	18,868	1,143
Amkor Technology, Inc.*	59,507	774
AVX Corp.	28,330	580
Axcelis Technologies, Inc.*	20,199	487
AXT, Inc.*	27,812	121
Brooks Automation, Inc.	43,233	1,814
Cabot Microelectronics Corp.	17,655	2,548
CEVA, Inc.*	13,511	364
Cirrus Logic, Inc.*	35,516	2,927
Cohu, Inc.	21,452	490
CTS Corp.	19,035	571
Diodes, Inc.*	25,006	1,410
DSP Group, Inc.*	13,493	212
FormFactor, Inc.*	45,281	1,176
GSI Technology, Inc.*	10,155	72
II-VI, Inc.*	55,196	1,858
Impinj, Inc.*	8,891	230
Inphi Corp.*	27,483	2,034
KEMET Corp.	35,032	948
Lattice Semiconductor Corp.*	75,775	1,450
MACOM Technology Solutions Holdings, Inc.*	26,608	708
MaxLinear, Inc.*	38,337	813
NeoPhotonics Corp.*	27,938	246
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Semiconductors – 2.9%continued
NVE Corp.	3,446	$246
Onto Innovation, Inc.*	29,527	1,079
Photronics, Inc.*	40,272	635
Power Integrations, Inc.	17,139	1,695
Rambus, Inc.*	66,470	916
Semtech Corp.*	40,389	2,137
Silicon Laboratories, Inc.*	26,284	3,048
Synaptics, Inc.*	20,651	1,358
Ultra Clean Holdings, Inc.*	24,013	564
Veeco Instruments, Inc.*	24,168	355
Vishay Intertechnology, Inc.	81,251	1,730
Xperi Corp.	29,568	547
		37,626
Software – 5.0%
ACI Worldwide, Inc.*	70,256	2,662
Agilysys, Inc.*	12,410	315
Allscripts Healthcare Solutions, Inc.*	103,186	1,013
Altair Engineering, Inc., Class A*	24,034	863
American Software, Inc., Class A	17,338	258
Appfolio, Inc., Class A*	9,289	1,021
Appian Corp.*	19,198	734
Avaya Holdings Corp.*	69,020	932
Avid Technology, Inc.*	20,465	176
Bandwidth, Inc., Class A*	9,425	604
Benefitfocus, Inc.*	15,912	349
Blackbaud, Inc.	29,835	2,375
Blackline, Inc.*	26,411	1,362
Bottomline Technologies DE, Inc.*	25,067	1,344
Box, Inc., Class A*	88,945	1,492
Brightcove, Inc.*	21,208	184
Calix, Inc.*	20,169	161
Castlight Health, Inc., Class B*	47,452	63
ChannelAdvisor Corp.*	9,317	84
Cision Ltd.*	54,619	544
Cloudera, Inc.*	146,756	1,707
CommVault Systems, Inc.*	24,905	1,112
Computer Programs & Systems, Inc.	5,239	138
Cornerstone OnDemand, Inc.*	35,109	2,056
Daily Journal Corp.*	709	206
Digi International, Inc.*	17,163	304
Digital Turbine, Inc.*	47,124	336
Domo, Inc., Class B*	10,644	231
Donnelley Financial Solutions, Inc.*	22,517	236
Ebix, Inc.	13,611	455

EQUITY INDEX FUNDS    88    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Software – 5.0%continued
eGain Corp.*	12,265	$97
Envestnet, Inc.*	29,217	2,034
Everbridge, Inc.*	19,761	1,543
Evolent Health, Inc., Class A*	44,622	404
Five9, Inc.*	36,753	2,410
ForeScout Technologies, Inc.*	24,325	798
Glu Mobile, Inc.*	68,687	416
GTY Technology Holdings, Inc.*	30,687	181
Health Catalyst, Inc.*	5,865	203
Ideanomics, Inc.*	36,940	32
Immersion Corp.*	22,515	167
InnerWorkings, Inc.*	31,880	176
Inovalon Holdings, Inc., Class A*	42,356	797
Instructure, Inc.*	21,074	1,016
Intelligent Systems Corp.*	4,255	170
j2 Global, Inc.	28,282	2,650
Limelight Networks, Inc.*	81,794	334
LivePerson, Inc.*	37,327	1,381
Majesco*	4,436	37
MicroStrategy, Inc., Class A*	4,986	711
Mitek Systems, Inc.*	22,202	170
MobileIron, Inc.*	52,235	254
Model N, Inc.*	19,693	691
NextGen Healthcare, Inc.*	31,554	507
Omnicell, Inc.*	25,430	2,078
OneSpan, Inc.*	18,898	323
PDF Solutions, Inc.*	17,011	287
Phreesia, Inc.*	7,392	197
Phunware, Inc.*	23,139	27
Ping Identity Holding Corp.*	7,634	185
Progress Software Corp.	27,201	1,130
PROS Holdings, Inc.*	19,289	1,156
Q2 Holdings, Inc.*	25,560	2,072
QAD, Inc., Class A	6,702	341
Qualys, Inc.*	20,862	1,739
Rapid7, Inc.*	28,946	1,622
SailPoint Technologies Holding, Inc.*	53,132	1,254
SecureWorks Corp., Class A*	6,058	101
Simulations Plus, Inc.	6,695	195
SPS Commerce, Inc.*	21,426	1,187
SVMK, Inc.*	52,818	944
Synchronoss Technologies, Inc.*	27,632	131
Tabula Rasa HealthCare, Inc.*	12,298	599
Tenable Holdings, Inc.*	22,276	534
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Software – 5.0%continued
TiVo Corp.	67,242	$570
Upland Software, Inc.*	13,777	492
Varonis Systems, Inc.*	18,165	1,412
Verint Systems, Inc.*	40,087	2,219
Verra Mobility Corp.*	75,055	1,050
VirnetX Holding Corp.*	29,630	113
Workiva, Inc.*	21,773	916
Yext, Inc.*	57,781	833
Zuora, Inc., Class A*	54,494	781
		64,984
Specialty Finance – 1.5%
Aircastle Ltd.	31,548	1,010
Altisource Portfolio Solutions S.A.*	1,175	23
Cardtronics PLC, Class A*	22,955	1,025
Cass Information Systems, Inc.	8,425	486
CBTX, Inc.	11,298	352
Curo Group Holdings Corp.*	12,249	149
Deluxe Corp.	26,201	1,308
Elevate Credit, Inc.*	16,216	72
Encore Capital Group, Inc.*	18,917	669
Enova International, Inc.*	20,431	492
Essent Group Ltd.	58,684	3,051
Evo Payments, Inc., Class A*	21,767	575
EZCORP, Inc., Class A*	24,847	169
Federal Agricultural Mortgage Corp., Class C	5,699	476
Flagstar Bancorp, Inc.	19,410	742
GATX Corp.	21,589	1,789
General Finance Corp.*	8,386	93
Green Dot Corp., Class A*	26,977	629
I3 Verticals, Inc., Class A*	8,555	242
International Money Express, Inc.*	9,331	112
Investors Title Co.	914	146
LendingClub Corp.*	38,719	489
Marlin Business Services Corp.	5,275	116
MMA Capital Holdings, Inc.*	2,872	91
Mr Cooper Group, Inc.*	49,484	619
Nelnet, Inc., Class A	10,772	627
Ocwen Financial Corp.*	33,052	45
On Deck Capital, Inc.*	34,018	141
Oportun Financial Corp.*	3,251	77
Paysign, Inc.*	18,448	187
PennyMac Financial Services, Inc.	15,330	522
PRA Group, Inc.*	27,414	995

NORTHERN FUNDS QUARTERLY REPORT     89    EQUITY INDEX FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Specialty Finance – 1.5%continued
Regional Management Corp.*	5,473	$164
Stewart Information Services Corp.	14,763	602
Walker & Dunlop, Inc.	16,726	1,082
Willis Lease Finance Corp.*	1,711	101
World Acceptance Corp.*	3,959	342
		19,810
Technology Services – 1.8%
comScore, Inc.*	35,360	175
Conduent, Inc.*	103,658	643
CSG Systems International, Inc.	19,821	1,026
EVERTEC, Inc.	37,114	1,263
ExlService Holdings, Inc.*	20,170	1,401
Forrester Research, Inc.*	6,174	257
ICF International, Inc.	10,977	1,006
Insight Enterprises, Inc.*	21,482	1,510
LiveRamp Holdings, Inc.*	41,059	1,974
ManTech International Corp., Class A	16,113	1,287
MAXIMUS, Inc.	38,399	2,857
NIC, Inc.	39,508	883
Parsons Corp.*	11,916	492
Perficient, Inc.*	19,426	895
Perspecta, Inc.	86,137	2,277
Rimini Street, Inc.*	14,514	56
Science Applications International Corp.	34,159	2,973
StarTek, Inc.*	11,985	96
Sykes Enterprises, Inc.*	23,006	851
TTEC Holdings, Inc.	8,535	338
Unisys Corp.*	26,466	314
Value Line, Inc.	669	19
Virtusa Corp.*	18,069	819
		23,412
Telecom – 0.7%
8x8, Inc.*	55,785	1,021
ATN International, Inc.	6,869	381
Cincinnati Bell, Inc.*	35,822	375
Cogent Communications Holdings, Inc.	25,608	1,685
Consolidated Communications Holdings, Inc.	41,038	159
Frontier Communications Corp.*	3,349	3
Gogo, Inc.*	39,662	254
GTT Communications, Inc.*	20,314	231
IDT Corp., Class B*	4,565	33
Intelsat S.A.*	41,493	292
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Telecom – 0.7%continued
Iridium Communications, Inc.*	60,507	$1,491
KVH Industries, Inc.*	11,712	130
Loral Space & Communications, Inc.*	7,569	245
Ooma, Inc.*	14,012	185
ORBCOMM, Inc.*	53,736	226
RigNet, Inc.*	2,296	15
Shenandoah Telecommunications Co.	28,094	1,169
Spok Holdings, Inc.	12,192	149
Vonage Holdings Corp.*	139,402	1,033
Zix Corp.*	29,700	201
		9,278
Transportation & Logistics – 1.4%
Air Transport Services Group, Inc.*	35,700	838
ArcBest Corp.	15,328	423
Ardmore Shipping Corp.*	24,113	218
Atlas Air Worldwide Holdings, Inc.*	13,237	365
Costamare, Inc.	35,455	338
Covenant Transportation Group, Inc., Class A*	9,109	118
CryoPort, Inc.*	18,249	300
Daseke, Inc.*	33,022	104
DHT Holdings, Inc.	55,033	456
Diamond S Shipping, Inc.*	16,072	269
Dorian LPG Ltd.*	16,730	259
Eagle Bulk Shipping, Inc.*	31,966	147
Echo Global Logistics, Inc.*	19,360	401
Forward Air Corp.	16,871	1,180
GasLog Ltd.	26,852	263
Genco Shipping & Trading Ltd.	10,955	116
Golar LNG Ltd.	60,645	862
Heartland Express, Inc.	27,785	585
Hub Group, Inc., Class A*	19,439	997
International Seaways, Inc.*	15,661	466
Marten Transport Ltd.	23,884	513
Matson, Inc.	25,632	1,046
Mobile Mini, Inc.	27,438	1,040
Nordic American Tankers Ltd.	82,833	408
Overseas Shipholding Group, Inc., Class A*	21,407	49
P.A.M. Transportation Services, Inc.*	1,148	66
Radiant Logistics, Inc.*	23,522	131
Roadrunner Transportation Systems, Inc. ADR*	3,793	35
Safe Bulkers, Inc.*	36,753	62

EQUITY INDEX FUNDS    90    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Transportation & Logistics – 1.4%continued
Saia, Inc.*	15,722	$1,464
Scorpio Bulkers, Inc.	25,772	164
Scorpio Tankers, Inc.	26,231	1,032
SEACOR Holdings, Inc.*	10,469	452
SEACOR Marine Holdings, Inc.*	14,224	196
SFL Corp. Ltd.	48,741	709
Teekay Corp.	49,587	264
Teekay Tankers Ltd., Class A*	12,248	294
US Xpress Enterprises, Inc., Class A*	15,770	79
Werner Enterprises, Inc.	27,157	988
YRC Worldwide, Inc.*	6,138	16
		17,713
Transportation Equipment – 0.3%
Blue Bird Corp.*	9,133	209
Commercial Vehicle Group, Inc.*	21,935	139
Greenbrier (The) Cos., Inc.	16,871	547
Meritor, Inc.*	41,406	1,084
Navistar International Corp.*	30,220	875
REV Group, Inc.	19,614	240
Spartan Motors, Inc.	20,898	378
Wabash National Corp.	33,073	486
		3,958
Utilities – 3.6%
ALLETE, Inc.	31,052	2,521
American States Water Co.	22,044	1,910
Artesian Resources Corp., Class A	4,679	174
Atlantic Power Corp.*	27,424	64
Avista Corp.	39,909	1,919
Black Hills Corp.	37,561	2,950
California Water Service Group	28,827	1,486
Chesapeake Utilities Corp.	9,962	955
Clearway Energy, Inc., Class A	19,667	376
Clearway Energy, Inc., Class C	45,561	909
Consolidated Water Co. Ltd.	8,439	138
El Paso Electric Co.	24,349	1,653
Genie Energy Ltd., Class B	10,046	78
Global Water Resources, Inc.	7,754	102
MGE Energy, Inc.	21,007	1,656
Middlesex Water Co.	9,684	616
New Jersey Resources Corp.	53,095	2,366
Northwest Natural Holding Co.	18,246	1,345
NorthWestern Corp.	30,617	2,194
ONE Gas, Inc.	31,549	2,952
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Utilities – 3.6%continued
Ormat Technologies, Inc.	23,946	$1,784
Otter Tail Corp.	24,002	1,231
Pattern Energy Group, Inc., Class A	54,200	1,450
PICO Holdings, Inc.*	13,212	147
PNM Resources, Inc.	49,298	2,500
PNM Resources, Inc. - (Fractional Shares)(1)	50,000	—
Portland General Electric Co.	55,352	3,088
Pure Cycle Corp.*	11,213	141
RGC Resources, Inc.	4,915	140
SJW Group	15,805	1,123
South Jersey Industries, Inc.	57,215	1,887
Southwest Gas Holdings, Inc.	33,069	2,512
Spark Energy, Inc., Class A	3,371	31
Spire, Inc.	29,897	2,491
TerraForm Power, Inc., Class A	44,624	687
Unitil Corp.	8,850	547
York Water (The) Co.	7,764	358
		46,481
Waste & Environment Services & Equipment – 0.8%
Advanced Disposal Services, Inc.*	43,673	1,435
AquaVenture Holdings Ltd.*	10,126	275
Casella Waste Systems, Inc., Class A*	26,537	1,221
CECO Environmental Corp.*	16,624	127
Covanta Holding Corp.	71,078	1,055
Energy Recovery, Inc.*	22,865	224
ESCO Technologies, Inc.	15,417	1,426
Evoqua Water Technologies Corp.*	45,048	854
Heritage-Crystal Clean, Inc.*	9,427	296
Tetra Tech, Inc.	33,055	2,848
US Ecology, Inc.	14,867	861
		10,622
Total Common Stocks
(Cost $863,914)		1,274,118

RIGHTS – 0.0%
Biotechnology & Pharmaceuticals – 0.0%
Omthera Pharmaceuticals, Inc. (Contingent Value Rights)(1) *	3,681	—
Oncternal Therapeutics, Inc. (Contingent Value Rights)(1) *	398	—
Tobira Therapeutics, Inc. (Contingent Value Rights)(2) *	5,175	40
		40

NORTHERN FUNDS QUARTERLY REPORT     91    EQUITY INDEX FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
RIGHTS - 0.0% continued
Chemicals – 0.0%
A. Schulman, Inc. (Contingent Value Rights)(2) *	15,653	$8
Total Rights
(Cost $72)		48

OTHER – 0.0%(1)
Escrow DLB Oil & Gas*	1,200	—
Escrow Position PetroCorp*	420	—
Total Other
(Cost $—)		—

INVESTMENT COMPANIES – 1.2%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.48%(3) (4)	14,996,251	14,996
Total Investment Companies
(Cost $14,996)		14,996

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.2%
U.S. Treasury Bill, 1.97%, 1/9/20(5) (6)	$1,720	$1,720
	Total Short-Term Investments
	(Cost $1,719)	1,720

	Total Investments – 100.0%
	(Cost $880,701)	1,290,882
	Other Assets less Liabilities – 0.0%	629
	NET ASSETS – 100.0%	$1,291,511

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Level 3 asset.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of December 31, 2019 is disclosed.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust
Percentages shown are based on Net Assets.
At December 31, 2019, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini Russell 2000 Index	214	$17,875	Long	3/20	$291
At December 31, 2019, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	2.3%
Consumer Discretionary	10.9
Consumer Staples	3.0
Energy	3.2
Financials	17.7
Health Care	18.1
Industrials	15.9
Information Technology	13.5
Materials	3.9
Real Estate	7.8
Utilities	3.7
Total	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2019:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$1,274,118	$—	$—	$1,274,118
Rights(1)	—	—	48	48
Investment Companies	14,996	—	—	14,996
Short-Term Investments	—	1,720	—	1,720
Total Investments	$1,289,114	$1,720	$48	$1,290,882

EQUITY INDEX FUNDS    92    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$291	$—	$—	$291

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the nine months ended December 31, 2019, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$12,735	$132,797	$130,536	$366	$14,996	14,996,251
NORTHERN FUNDS QUARTERLY REPORT     93    EQUITY INDEX FUNDS

Schedule of Investments
STOCK INDEX FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.0%
Aerospace & Defense – 2.4%
Arconic, Inc.	154,484	$4,753
Boeing (The) Co.	195,393	63,651
General Dynamics Corp.	83,735	14,767
Huntington Ingalls Industries, Inc.	16,295	4,088
L3Harris Technologies, Inc.	81,300	16,087
Lockheed Martin Corp.	91,601	35,668
Northrop Grumman Corp.	57,209	19,678
Raytheon Co.	101,211	22,240
Textron, Inc.	91,774	4,093
TransDigm Group, Inc.	17,999	10,079
United Technologies Corp.	295,745	44,291
		239,395
Apparel & Textile Products – 0.7%
Capri Holdings Ltd.*	44,652	1,704
Hanesbrands, Inc.	115,617	1,717
NIKE, Inc., Class B	455,132	46,109
PVH Corp.	26,869	2,825
Ralph Lauren Corp.	19,987	2,343
Tapestry, Inc.	90,340	2,436
Under Armour, Inc., Class A*	75,032	1,621
Under Armour, Inc., Class C*	77,509	1,487
VF Corp.	130,212	12,977
		73,219
Asset Management – 0.7%
Ameriprise Financial, Inc.	47,448	7,904
BlackRock, Inc.	42,592	21,411
Charles Schwab (The) Corp.	421,368	20,040
E*TRADE Financial Corp.	80,170	3,637
Franklin Resources, Inc.	85,391	2,218
Invesco Ltd.	113,882	2,048
Raymond James Financial, Inc.	43,747	3,914
T. Rowe Price Group, Inc.	84,166	10,255
		71,427
Automotive – 0.4%
Aptiv PLC	96,897	9,202
BorgWarner, Inc. (New York Exchange)	74,319	3,224
Ford Motor Co.	1,389,386	12,921
General Motors Co.	455,508	16,672
Harley-Davidson, Inc.	61,168	2,275
		44,294
Banking – 5.6%
Bank of America Corp.	3,005,746	105,862
Citigroup, Inc.	806,006	64,392
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0% continued
Banking – 5.6%continued
Citizens Financial Group, Inc.	165,496	$6,721
Comerica, Inc.	49,269	3,535
Fifth Third Bancorp	264,816	8,141
First Republic Bank	60,649	7,123
Huntington Bancshares, Inc.	363,684	5,484
JPMorgan Chase & Co.	1,162,874	162,105
KeyCorp	360,769	7,302
M&T Bank Corp.	47,239	8,019
People's United Financial, Inc.	116,291	1,965
PNC Financial Services Group (The), Inc.	161,545	25,787
Regions Financial Corp.	359,739	6,173
SVB Financial Group*	18,437	4,628
Truist Financial Corp.	486,366	27,392
US Bancorp	525,751	31,172
Wells Fargo & Co.	1,431,651	77,023
Zions Bancorp N.A.	63,299	3,287
		556,111
Biotechnology & Pharmaceuticals – 6.5%
AbbVie, Inc.	539,828	47,796
Alexion Pharmaceuticals, Inc.*	87,599	9,474
Allergan PLC	119,872	22,916
Amgen, Inc.	219,340	52,876
Biogen, Inc.*	67,024	19,888
Bristol-Myers Squibb Co.	857,623	55,051
Eli Lilly & Co.	310,934	40,866
Gilead Sciences, Inc.	460,318	29,911
Incyte Corp.*	64,717	5,651
Johnson & Johnson	966,351	140,962
Merck & Co., Inc.	937,583	85,273
Mylan N.V.*	174,651	3,510
Perrigo Co. PLC	45,388	2,345
Pfizer, Inc.	2,021,148	79,189
Regeneron Pharmaceuticals, Inc.*	28,753	10,796
Vertex Pharmaceuticals, Inc.*	93,824	20,543
Zoetis, Inc.	175,021	23,164
		650,211
Chemicals – 2.3%
3M Co.	207,087	36,534
Air Products & Chemicals, Inc.	79,765	18,744
Albemarle Corp.	41,540	3,034
Avery Dennison Corp.	30,504	3,990
Celanese Corp.	44,867	5,524
CF Industries Holdings, Inc.	87,070	4,157

EQUITY INDEX FUNDS    94    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0% continued
Chemicals – 2.3%continued
Corteva, Inc.	294,985	$8,720
Dow, Inc.	264,386	14,470
DuPont de Nemours, Inc.	266,755	17,126
Eastman Chemical Co.	54,634	4,330
Ecolab, Inc.	89,823	17,335
FMC Corp.	47,021	4,694
International Flavors & Fragrances, Inc.	42,582	5,494
Linde PLC	196,820	41,903
LyondellBasell Industries N.V., Class A	101,738	9,612
Mosaic (The) Co.	104,121	2,253
PPG Industries, Inc.	85,739	11,445
Sherwin-Williams (The) Co.	29,768	17,371
		226,736
Commercial Services – 0.1%
Cintas Corp.	29,971	8,065
H&R Block, Inc.	80,049	1,879
Robert Half International, Inc.	40,904	2,583
Rollins, Inc.	51,053	1,693
		14,220
Construction Materials – 0.1%
Martin Marietta Materials, Inc.	22,575	6,313
Vulcan Materials Co.	47,125	6,785
		13,098
Consumer Products – 5.6%
Altria Group, Inc.	681,343	34,006
Archer-Daniels-Midland Co.	222,125	10,295
Brown-Forman Corp., Class B	65,366	4,419
Campbell Soup Co.	61,143	3,022
Church & Dwight Co., Inc.	89,885	6,323
Clorox (The) Co.	44,715	6,866
Coca-Cola (The) Co.	1,408,179	77,943
Colgate-Palmolive Co.	311,626	21,452
Conagra Brands, Inc.	194,060	6,645
Constellation Brands, Inc., Class A	60,055	11,395
Coty, Inc., Class A	117,304	1,320
Estee Lauder (The) Cos., Inc., Class A	80,226	16,570
General Mills, Inc.	214,976	11,514
Hershey (The) Co.	53,207	7,820
Hormel Foods Corp.	95,482	4,307
JM Smucker (The) Co.	41,348	4,306
Kellogg Co.	99,167	6,858
Kimberly-Clark Corp.	125,199	17,221
Kraft Heinz (The) Co.	248,134	7,973
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0% continued
Consumer Products – 5.6%continued
Lamb Weston Holdings, Inc.	52,814	$4,544
McCormick & Co., Inc. (Non Voting)	43,600	7,400
Molson Coors Beverage Co., Class B	74,916	4,038
Mondelez International, Inc., Class A	521,481	28,723
Monster Beverage Corp.*	139,457	8,862
PepsiCo, Inc.	512,733	70,075
Philip Morris International, Inc.	569,482	48,457
Procter & Gamble (The) Co.	918,506	114,721
Tyson Foods, Inc., Class A	105,863	9,638
		556,713
Containers & Packaging – 0.3%
Amcor PLC	588,966	6,384
Ball Corp.	132,405	8,563
International Paper Co.	137,834	6,347
Packaging Corp. of America	34,320	3,843
Sealed Air Corp.	61,625	2,455
Westrock Co.	102,629	4,404
		31,996
Distributors - Consumer Staples – 0.2%
Sysco Corp.	187,501	16,039
Distributors - Discretionary – 0.1%
Copart, Inc.*	73,635	6,696
LKQ Corp.*	122,913	4,388
		11,084
Electrical Equipment – 2.1%
A.O. Smith Corp.	55,174	2,629
Allegion PLC	33,947	4,228
AMETEK, Inc.	82,319	8,211
Amphenol Corp., Class A	107,939	11,682
Eaton Corp. PLC	152,271	14,423
Emerson Electric Co.	223,006	17,006
Fortive Corp.	104,371	7,973
General Electric Co.	3,183,005	35,522
Honeywell International, Inc.	262,690	46,496
Ingersoll-Rand PLC	88,124	11,713
Johnson Controls International PLC	289,420	11,782
Keysight Technologies, Inc.*	68,006	6,980
Rockwell Automation, Inc.	42,421	8,598
Roper Technologies, Inc.	37,270	13,202
TE Connectivity Ltd.	121,722	11,666
		212,111

NORTHERN FUNDS QUARTERLY REPORT     95    EQUITY INDEX FUNDS

Schedule of Investments
STOCK INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0% continued
Engineering & Construction Services – 0.1%
Jacobs Engineering Group, Inc.	48,248	$4,334
Quanta Services, Inc.	51,324	2,090
		6,424
Gaming, Lodging & Restaurants – 1.9%
Carnival Corp.	136,003	6,913
Chipotle Mexican Grill, Inc.*	9,248	7,742
Darden Restaurants, Inc.	48,980	5,339
Hilton Worldwide Holdings, Inc.	104,066	11,542
Las Vegas Sands Corp.	122,795	8,478
Marriott International, Inc., Class A	97,666	14,790
McDonald's Corp.	277,168	54,771
MGM Resorts International	207,947	6,918
Norwegian Cruise Line Holdings Ltd.*	85,981	5,022
Royal Caribbean Cruises Ltd.	67,375	8,995
Starbucks Corp.	436,603	38,386
Wynn Resorts Ltd.	33,513	4,654
Yum! Brands, Inc.	113,720	11,455
		185,005
Hardware – 6.1%
Apple, Inc.	1,539,683	452,128
Arista Networks, Inc.*	19,729	4,013
Cisco Systems, Inc.	1,545,404	74,118
Corning, Inc.	311,413	9,065
F5 Networks, Inc.*	23,981	3,349
FLIR Systems, Inc.	54,081	2,816
Garmin Ltd.	52,419	5,114
Hewlett Packard Enterprise Co.	473,340	7,507
HP, Inc.	530,870	10,909
Juniper Networks, Inc.	137,913	3,397
Motorola Solutions, Inc.	60,480	9,746
NetApp, Inc.	94,881	5,906
Seagate Technology PLC	85,844	5,108
Western Digital Corp.	105,558	6,700
Xerox Holdings Corp.	75,894	2,798
Zebra Technologies Corp., Class A*	17,364	4,435
		607,109
Health Care Facilities & Services – 3.0%
AmerisourceBergen Corp.	55,145	4,688
Anthem, Inc.	92,906	28,060
Cardinal Health, Inc.	118,898	6,014
Centene Corp.*	148,170	9,316
Cigna Corp.	136,472	27,907
CVS Health Corp.	472,630	35,112
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0% continued
Health Care Facilities & Services – 3.0%continued
DaVita, Inc.*	32,912	$2,469
HCA Healthcare, Inc.	96,426	14,253
Henry Schein, Inc.*	59,126	3,945
Humana, Inc.	48,785	17,881
IQVIA Holdings, Inc.*	66,050	10,205
Laboratory Corp. of America Holdings*	37,975	6,424
McKesson Corp.	73,074	10,108
Quest Diagnostics, Inc.	47,498	5,072
UnitedHealth Group, Inc.	346,213	101,780
Universal Health Services, Inc., Class B	29,126	4,178
WellCare Health Plans, Inc.*	18,128	5,986
		293,398
Home & Office Products – 0.5%
D.R. Horton, Inc. (New York Exchange)	121,679	6,418
Fortune Brands Home & Security, Inc.	50,531	3,302
Leggett & Platt, Inc.	45,183	2,297
Lennar Corp., Class A	103,105	5,752
Masco Corp.	104,942	5,036
Mohawk Industries, Inc.*	23,148	3,157
Newell Brands, Inc.	151,968	2,921
NVR, Inc.*	1,245	4,741
PulteGroup, Inc.	93,524	3,629
Snap-on, Inc.	19,538	3,310
Stanley Black & Decker, Inc.	55,082	9,129
Whirlpool Corp.	22,803	3,364
		53,056
Industrial Services – 0.2%
Fastenal Co.	208,266	7,695
United Rentals, Inc.*	28,275	4,715
W.W. Grainger, Inc.	16,024	5,425
		17,835
Institutional Financial Services – 1.4%
Bank of New York Mellon (The) Corp.	328,763	16,547
Cboe Global Markets, Inc.	40,753	4,890
CME Group, Inc.	131,056	26,306
Goldman Sachs Group (The), Inc.	117,344	26,981
Intercontinental Exchange, Inc.	205,416	19,011
Morgan Stanley	480,574	24,567
Nasdaq, Inc.	41,826	4,480
Northern Trust Corp.(1)	75,559	8,027
State Street Corp.	140,722	11,131
		141,940

EQUITY INDEX FUNDS    96    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0% continued
Insurance – 3.9%
Aflac, Inc.	267,930	$14,173
Allstate (The) Corp.	119,349	13,421
American International Group, Inc.	346,925	17,808
Aon PLC	86,054	17,924
Arthur J. Gallagher & Co.	66,951	6,376
Assurant, Inc.	21,922	2,874
Berkshire Hathaway, Inc., Class B*	718,363	162,709
Chubb Ltd.	165,851	25,816
Cincinnati Financial Corp.	54,558	5,737
Everest Re Group Ltd.	14,341	3,970
Globe Life, Inc.	36,538	3,846
Hartford Financial Services Group (The), Inc.	131,479	7,990
Lincoln National Corp.	76,752	4,529
Loews Corp.	103,708	5,444
Marsh & McLennan Cos., Inc.	184,774	20,586
MetLife, Inc.	288,690	14,714
Principal Financial Group, Inc.	93,597	5,148
Progressive (The) Corp.	212,560	15,387
Prudential Financial, Inc.	145,807	13,668
Travelers (The) Cos., Inc.	92,407	12,655
Unum Group	83,203	2,426
W.R. Berkley Corp.	52,928	3,657
Willis Towers Watson PLC	45,895	9,268
		390,126
Iron & Steel – 0.1%
Nucor Corp.	120,900	6,804
Leisure Products – 0.1%
Hasbro, Inc.	43,972	4,644
Machinery – 1.0%
Caterpillar, Inc.	205,225	30,308
Deere & Co.	114,163	19,780
Dover Corp.	52,729	6,077
Flowserve Corp.	52,312	2,603
IDEX Corp.	27,337	4,702
Illinois Tool Works, Inc.	106,702	19,167
Parker-Hannifin Corp.	46,602	9,592
Xylem, Inc.	64,347	5,070
		97,299
Media – 8.2%
Alphabet, Inc., Class A*	109,589	146,782
Alphabet, Inc., Class C*	110,562	147,824
Booking Holdings, Inc.*	15,412	31,652
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0% continued
Media – 8.2%continued
Charter Communications, Inc., Class A*	58,893	$28,568
Comcast Corp., Class A	1,652,017	74,291
Discovery, Inc., Class A*	63,027	2,064
Discovery, Inc., Class C*	138,369	4,219
DISH Network Corp., Class A*	101,141	3,587
Expedia Group, Inc.	50,600	5,472
Facebook, Inc., Class A*	881,866	181,003
Fox Corp., Class A	141,350	5,240
Fox Corp., Class B	64,752	2,357
Interpublic Group of (The) Cos., Inc.	154,426	3,567
Netflix, Inc.*	159,499	51,609
News Corp., Class A	153,797	2,175
News Corp., Class B	48,564	705
Omnicom Group, Inc.	78,929	6,395
Twitter, Inc. (New York Exchange)*	276,626	8,866
VeriSign, Inc.*	37,083	7,145
ViacomCBS, Inc., Class B	174,136	7,308
Walt Disney (The) Co.	658,134	95,186
		816,015
Medical Equipment & Devices – 4.5%
Abbott Laboratories	645,018	56,026
ABIOMED, Inc.*	18,097	3,087
Agilent Technologies, Inc.	111,960	9,551
Align Technology, Inc.*	28,987	8,089
Baxter International, Inc.	184,951	15,466
Becton Dickinson and Co.	97,872	26,618
Boston Scientific Corp.*	505,490	22,858
Cooper (The) Cos., Inc.	17,553	5,640
Danaher Corp.	232,679	35,712
DENTSPLY SIRONA, Inc.	89,406	5,060
Edwards Lifesciences Corp.*	76,490	17,844
Hologic, Inc.*	106,603	5,566
IDEXX Laboratories, Inc.*	31,262	8,163
Illumina, Inc.*	53,320	17,688
Intuitive Surgical, Inc.*	41,810	24,716
Medtronic PLC	491,709	55,784
Mettler-Toledo International, Inc.*	8,831	7,005
PerkinElmer, Inc.	44,297	4,301
ResMed, Inc.	52,188	8,088
STERIS PLC	29,536	4,502
Stryker Corp.	116,637	24,487
Teleflex, Inc.	16,862	6,348
Thermo Fisher Scientific, Inc.	146,243	47,510
Varian Medical Systems, Inc.*	32,209	4,574

NORTHERN FUNDS QUARTERLY REPORT     97    EQUITY INDEX FUNDS

Schedule of Investments
STOCK INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0% continued
Medical Equipment & Devices – 4.5%continued
Waters Corp.*	24,222	$5,659
Zimmer Biomet Holdings, Inc.	76,457	11,444
		441,786
Metals & Mining – 0.2%
Freeport-McMoRan, Inc.	490,269	6,432
Newmont Goldcorp Corp.	304,191	13,217
		19,649
Oil, Gas & Coal – 4.3%
Apache Corp.	115,070	2,945
Baker Hughes Co.	256,827	6,583
Cabot Oil & Gas Corp.	166,857	2,905
Chevron Corp.	688,340	82,952
Cimarex Energy Co.	20,284	1,065
Concho Resources, Inc.	64,113	5,614
ConocoPhillips	426,072	27,707
Devon Energy Corp.	104,711	2,719
Diamondback Energy, Inc.	65,023	6,038
EOG Resources, Inc.	231,450	19,386
Exxon Mobil Corp.	1,548,063	108,024
Halliburton Co.	342,742	8,387
Helmerich & Payne, Inc.	43,642	1,983
Hess Corp.	103,214	6,896
HollyFrontier Corp.	60,383	3,062
Kinder Morgan, Inc.	644,586	13,646
Marathon Oil Corp.	223,001	3,028
Marathon Petroleum Corp.	238,673	14,380
National Oilwell Varco, Inc.	112,924	2,829
Noble Energy, Inc.	146,013	3,627
Occidental Petroleum Corp.	348,730	14,371
ONEOK, Inc.	149,158	11,287
Phillips 66	162,619	18,117
Pioneer Natural Resources Co.	66,657	10,090
Schlumberger Ltd.	471,687	18,962
TechnipFMC PLC (New York Exchange)	167,375	3,589
Valero Energy Corp.	159,492	14,936
Williams (The) Cos., Inc.	483,361	11,465
		426,593
Passenger Transportation – 0.4%
Alaska Air Group, Inc.	48,741	3,302
American Airlines Group, Inc.	132,659	3,805
Delta Air Lines, Inc.	207,395	12,128
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0% continued
Passenger Transportation – 0.4%continued
Southwest Airlines Co.	175,978	$9,499
United Airlines Holdings, Inc.*	80,106	7,057
		35,791
Real Estate – 0.1%
CBRE Group, Inc., Class A*	121,939	7,474
Real Estate Investment Trusts – 2.8%
Alexandria Real Estate Equities, Inc.	41,127	6,645
American Tower Corp.	162,776	37,409
Apartment Investment & Management Co., Class A	53,779	2,778
AvalonBay Communities, Inc.	50,617	10,614
Boston Properties, Inc.	57,328	7,903
Crown Castle International Corp.	150,714	21,424
Digital Realty Trust, Inc.	75,648	9,058
Duke Realty Corp.	144,146	4,998
Equinix, Inc.	31,526	18,402
Equity Residential	126,304	10,221
Essex Property Trust, Inc.	23,444	7,053
Extra Space Storage, Inc.	45,135	4,767
Federal Realty Investment Trust	20,513	2,641
Healthpeak Properties, Inc.	167,638	5,778
Host Hotels & Resorts, Inc.	291,089	5,400
Iron Mountain, Inc.	114,499	3,649
Kimco Realty Corp.	168,334	3,486
Mid-America Apartment Communities, Inc.	41,191	5,431
Prologis, Inc. (New York Exchange)	228,816	20,397
Public Storage (New York Exchange)	54,239	11,551
Realty Income Corp.	115,310	8,490
Regency Centers Corp.	60,747	3,833
SBA Communications Corp.	42,320	10,199
Simon Property Group, Inc.	122,813	18,294
SL Green Realty Corp.	32,868	3,020
UDR, Inc.	106,148	4,957
Ventas, Inc.	130,892	7,558
Vornado Realty Trust	58,890	3,916
Welltower, Inc. (New York Exchange)	146,894	12,013
Weyerhaeuser Co.	297,081	8,972
		280,857
Recreational Facilities & Services – 0.0%
Live Nation Entertainment, Inc.*	47,020	3,361
Retail - Consumer Staples – 1.8%
Costco Wholesale Corp.	160,938	47,303

EQUITY INDEX FUNDS    98    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0% continued
Retail - Consumer Staples – 1.8%continued
Dollar General Corp.	94,004	$14,663
Dollar Tree, Inc.*	85,845	8,074
Kroger (The) Co.	282,339	8,185
Target Corp.	186,604	23,924
Walgreens Boots Alliance, Inc.	270,769	15,964
Walmart, Inc.	522,325	62,073
		180,186
Retail - Discretionary – 5.3%
Advance Auto Parts, Inc.	28,470	4,560
Amazon.com, Inc.*	152,487	281,772
AutoZone, Inc.*	8,923	10,630
Best Buy Co., Inc.	84,092	7,383
CarMax, Inc.*	60,043	5,264
eBay, Inc.	311,535	11,249
Gap (The), Inc.	71,329	1,261
Genuine Parts Co.	52,286	5,554
Home Depot (The), Inc.	400,265	87,410
Kohl's Corp.	59,736	3,044
L Brands, Inc.	74,647	1,353
Lowe's Cos., Inc.	280,849	33,634
Macy's, Inc.	93,185	1,584
Nordstrom, Inc.	42,628	1,745
O'Reilly Automotive, Inc.*	27,741	12,158
Ross Stores, Inc.	132,124	15,382
Tiffany & Co.	43,357	5,795
TJX (The) Cos., Inc.	438,176	26,755
Tractor Supply Co.	43,239	4,040
Ulta Beauty, Inc.*	20,792	5,263
		525,836
Semiconductors – 4.2%
Advanced Micro Devices, Inc.*	403,088	18,486
Analog Devices, Inc.	132,606	15,759
Applied Materials, Inc.	335,658	20,488
Broadcom, Inc.	145,199	45,886
Intel Corp.	1,619,758	96,942
IPG Photonics Corp.*	14,215	2,060
KLA Corp.	57,840	10,305
Lam Research Corp.	52,504	15,352
Maxim Integrated Products, Inc.	98,445	6,055
Microchip Technology, Inc.	86,504	9,059
Micron Technology, Inc.*	400,184	21,522
NVIDIA Corp.	221,951	52,225
Qorvo, Inc.*	46,973	5,460
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0% continued
Semiconductors – 4.2%continued
QUALCOMM, Inc.	417,587	$36,844
Skyworks Solutions, Inc.	67,569	8,168
Texas Instruments, Inc.	340,485	43,681
Xilinx, Inc. (NASDAQ Exchange)	90,119	8,811
		417,103
Software – 7.5%
Activision Blizzard, Inc.	278,409	16,543
Adobe, Inc. (NASDAQ Exchange)*	177,079	58,402
Akamai Technologies, Inc.*	59,844	5,169
ANSYS, Inc. (NASDAQ Exchange)*	30,780	7,923
Autodesk, Inc. (NASDAQ Exchange)*	79,139	14,519
Cadence Design Systems, Inc.*	101,179	7,018
Cerner Corp.	115,417	8,470
Citrix Systems, Inc.	44,905	4,980
Electronic Arts, Inc.*	107,122	11,517
Fortinet, Inc.*	56,599	6,042
Intuit, Inc. (NASDAQ Exchange)	95,043	24,895
Microsoft Corp.	2,801,786	441,842
NortonLifeLock, Inc.	226,756	5,787
Oracle Corp.	804,736	42,635
salesforce.com, Inc.*	324,010	52,697
ServiceNow, Inc.*	69,059	19,497
Synopsys, Inc.*	54,535	7,591
Take-Two Interactive Software, Inc.*	41,046	5,025
		740,552
Specialty Finance – 4.3%
Alliance Data Systems Corp.	12,339	1,385
American Express Co.	246,665	30,707
Capital One Financial Corp.	181,790	18,708
Discover Financial Services	115,404	9,789
Fidelity National Information Services, Inc.	224,028	31,160
Fiserv, Inc.*	208,649	24,126
FleetCor Technologies, Inc.*	31,473	9,055
Global Payments, Inc.	108,794	19,861
Jack Henry & Associates, Inc.	27,418	3,994
Mastercard, Inc., Class A	326,698	97,549
PayPal Holdings, Inc.*	429,156	46,422
Synchrony Financial	230,104	8,286
Visa, Inc., Class A	633,031	118,947
Western Union (The) Co.	169,050	4,527
		424,516

NORTHERN FUNDS QUARTERLY REPORT     99    EQUITY INDEX FUNDS

Schedule of Investments
STOCK INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0% continued
Technology Services – 2.5%
Accenture PLC, Class A	233,954	$49,264
Automatic Data Processing, Inc.	158,882	27,089
Broadridge Financial Solutions, Inc. ADR	41,023	5,068
CDW Corp.	52,470	7,495
Cognizant Technology Solutions Corp., Class A	199,210	12,355
DXC Technology Co.	88,906	3,342
Equifax, Inc.	48,210	6,755
Gartner, Inc.*	35,947	5,539
IHS Markit Ltd.*	145,907	10,994
International Business Machines Corp.	323,176	43,319
Leidos Holdings, Inc.	49,009	4,798
MarketAxess Holdings, Inc.	13,651	5,175
Moody's Corp.	58,995	14,006
MSCI, Inc.	30,707	7,928
Nielsen Holdings PLC	141,844	2,879
Paychex, Inc.	118,409	10,072
S&P Global, Inc.	89,897	24,546
Verisk Analytics, Inc.	59,238	8,847
		249,471
Telecom – 2.1%
AT&T, Inc.	2,668,907	104,301
CenturyLink, Inc.	344,505	4,551
T-Mobile U.S., Inc.*	114,205	8,956
Verizon Communications, Inc.	1,512,867	92,890
		210,698
Transportation & Logistics – 1.5%
C.H. Robinson Worldwide, Inc.	48,136	3,764
CSX Corp.	289,364	20,938
Expeditors International of Washington, Inc.	59,101	4,611
FedEx Corp.	93,295	14,107
JB Hunt Transport Services, Inc.	30,086	3,514
Kansas City Southern	36,346	5,567
Norfolk Southern Corp.	95,488	18,537
Old Dominion Freight Line, Inc.	23,449	4,450
Union Pacific Corp.	256,844	46,435
United Parcel Service, Inc., Class B	254,578	29,801
		151,724
Transportation Equipment – 0.3%
Cummins, Inc.	57,192	10,235
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0% continued
Transportation Equipment – 0.3%continued
PACCAR, Inc.	125,832	$9,953
Westinghouse Air Brake Technologies Corp.	72,628	5,651
		25,839
Utilities – 3.3%
AES Corp.	264,748	5,269
Alliant Energy Corp.	83,680	4,579
Ameren Corp.	87,862	6,748
American Electric Power Co., Inc.	178,534	16,873
American Water Works Co., Inc.	67,768	8,325
Atmos Energy Corp.	41,439	4,635
CenterPoint Energy, Inc.	200,288	5,462
CMS Energy Corp.	102,526	6,443
Consolidated Edison, Inc.	119,853	10,843
Dominion Energy, Inc.	301,577	24,977
DTE Energy Co.	64,505	8,377
Duke Energy Corp.	264,109	24,089
Edison International	129,212	9,744
Entergy Corp.	76,382	9,151
Evergy, Inc.	84,159	5,478
Eversource Energy	116,861	9,941
Exelon Corp.	346,683	15,805
FirstEnergy Corp.	208,712	10,143
NextEra Energy, Inc.	183,080	44,335
NiSource, Inc.	148,892	4,145
NRG Energy, Inc.	100,893	4,011
Pinnacle West Capital Corp.	39,520	3,554
PPL Corp.	288,036	10,335
Public Service Enterprise Group, Inc.	182,633	10,784
Sempra Energy	101,331	15,350
Southern (The) Co.	385,792	24,575
WEC Energy Group, Inc.	120,858	11,147
Xcel Energy, Inc.	186,174	11,820
		326,938
Waste & Environment Services & Equipment – 0.3%
Pentair PLC	67,018	3,074
Republic Services, Inc.	78,110	7,001
Waste Management, Inc.	143,032	16,300
		26,375
Total Common Stocks
(Cost $4,182,397)		9,831,058

EQUITY INDEX FUNDS    100    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.8%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.48%(2) (3)	81,825,554	$81,826
Total Investment Companies
(Cost $81,826)		81,826

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill, 1.96%, 1/9/20(4) (5)	$11,625	$11,622
	Total Short-Term Investments
	(Cost $11,620)	11,622

	Total Investments – 99.9%
	(Cost $4,275,843)	9,924,506
	Other Assets less Liabilities – 0.1%	7,874
	NET ASSETS – 100.0%	$9,932,380

(1)	Investment in affiliate.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of December 31, 2019 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR - American Depositary Receipt

MSCI - Morgan Stanley Capital International

PLC - Public Limited Company

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At December 31, 2019, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500	637	$102,911	Long	3/20	$2,300
At December 31, 2019, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	10.4%
Consumer Discretionary	9.8
Consumer Staples	7.2
Energy	4.3
Financials	13.0
Health Care	14.2
Industrials	9.0
Information Technology	23.2
Materials	2.7
Real Estate	2.9
Utilities	3.3
Total	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2019:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$9,831,058	$—	$—	$9,831,058
Investment Companies	81,826	—	—	81,826
Short-Term Investments	—	11,622	—	11,622
Total Investments	$9,912,884	$11,622	$—	$9,924,506
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$2,300	$—	$—	$2,300

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN FUNDS QUARTERLY REPORT     101    EQUITY INDEX FUNDS

Schedule of Investments
STOCK INDEX FUND continued	December 31, 2019 (UNAUDITED)
Transactions in affiliated investments for the nine months ended December 31, 2019, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$64,283	$612,310	$594,767	$—	$—	$2,162	$81,826	81,825,554
Northern Trust Corp.	7,050	315	561	1,208	15	155	8,027	75,559
	$71,333	$612,625	$595,328	$1,208	$15	$2,317	$89,853	81,901,113
EQUITY INDEX FUNDS    102    NORTHERN FUNDS QUARTERLY REPORT